             As filed with the Securities and Exchange Commission
                              on October 1, 2000
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            ______
Pre-Effective Amendment No. ___                                    ______
Post-Effective Amendment No. 15                                      x
                                                                   ------

                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    ______
Amendment No. 16                                                     x
                                                                   ------
                           ________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                           San Francisco, CA  94163
         (Address of Principal Executive Offices, including Zip Code)
                          __________________________

      Registrant's Telephone Number, including Area Code:  (800) 643-9691
                               C. David Messman
                            Wells Fargo Bank, N.A.
                         633 Folsom Street, 7th Floor
                         San Francisco, CA  94107-3600
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

 x   Immediately upon filing pursuant to Rule 485(b), or
---

___  on _________ pursuant to Rule 485(b)

___  60 days after filing pursuant to Rule 485(a)(1), or

___  on _________ pursuant to Rule 485(a)(1)

___  75 days after filing pursuant to Rule 485(a)(2), or

___  on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 15 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the fiscal year ended May 31, 2000 for the Income Funds and WealthBuilder Portfolios of the Trust, and to make certain other non-material changes to the Registration Statement.

     This Post-Effective Amendment does not affect the Registration Statement for any of the Trust's other funds.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------


Form N-1A Item Number
---------------------

Part A          Prospectus Captions
------          -------------------

1               Front and Back Cover Pages
2               Objectives and Principal Strategies
                Important Risks
3               Summary of Expenses
                Example of Expenses
4               Objectives and Principal Strategies
                Important Risks
                See Individual Fund Summaries
                General Investment Risks
5               Not applicable
6               Organization and Management of the Funds
7               Your Account
                How to Buy Shares
                How to Sell Shares
                Exchanges
                Dividends and Distributions
                Taxes
8               Distribution Plan
                Exchanges
9               See Individual Fund Summaries

Part B          Statement of Additional Information Captions
------          --------------------------------------------

10              Cover Page and Table of Contents
11              Historical Fund Information
                Cover Page
12              Investment Restrictions
                Additional Investment Policies
                Risk Factors
13              Management
14              Capital Stock
15              Management
16              Portfolio Transactions
17              Capital Stock
18              Determination of Net Asset Value
                Additional Purchase and Redemption Information
19              Federal Income Taxes
20              Management
21              Performance Calculations
22              Financial Information

Part C          Other Information
------          -----------------

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                     [LOGO OF WELLS FARGO FUNDS]

                           WELLS FARGO INCOME FUNDS

                                                          PROSPECTUS

Please read this Prospectus and keep it     Corporate Bond Fund
for future reference. It is designed to
provide you with important information      Income Fund
and to help you decide if a Fund's goals
match your own.                             Income Plus Fund

These securities have not been approved     Intermediate Government Income Fund
or disapproved by the U.S. Securities
and Exchange Commission ("SEC"), nor has    Limited Term Government Income Fund
the SEC passed upon the accuracy or
adequacy of this Prospectus. Any            Stable Income Fund
representation to the contrary is a
criminal offense.                           Variable Rate Government Fund

Fund shares are NOT deposits or other       Class A, Class B, Class C
obligations of, or issued, endorsed or
guaranteed by Wells Fargo Bank, N.A.
("Wells Fargo Bank") or any of its
affiliates. Fund shares are NOT insured
or guaranteed by the U.S. Government,
the Federal Deposit Insurance
Corporation ("FDIC") or any other
governmental agency. AN INVESTMENT IN A
FUND INVOLVES CERTAIN RISKS, INCLUDING
POSSIBLE LOSS OF PRINCIPAL.

                                                                 OCTOBER 1, 2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                                   Income Funds
--------------------------------------------------------------------------------

Overview                            Objectives and Principal Strategies       4

This section contains important     Summary of Important Risks                6
summary information about the       Performance History                      10
Funds.                              Summary of Expenses                      18
                                    Key Information                          22

--------------------------------------------------------------------------------
The Funds                           Corporate Bond Fund                      24

This section contains important     Income Fund                              28
information about the individual    Income Plus Fund                         32
Funds.                              Intermediate Government Income Fund      36
                                    Limited Term Government Income Fund      40
                                    Stable Income Fund                       44
                                    Variable Rate Government Fund            48
                                    General Investment Risks                 52
                                    Organization and Management
                                     of the Funds                            58

--------------------------------------------------------------------------------
Your Investment                     A Choice of Share Classes                60

Turn to this section for            Reduced Sales Charges                    64
information on how to open an       Exchanges                                67
account and how to buy, sell and    Your Account                             68
exchange Fund shares.                  How to Buy Shares                     69
                                       How to Sell Shares                    72

--------------------------------------------------------------------------------
Reference                           Additional Services and
                                     Other Information                       74
Look here for additional            Table of Predecessors                    76
information and term                Portfolio Managers                       78
definitions.                        Glossary                                 80

Income Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.
--------------------------------------------------------------------------------
FUND                           OBJECTIVE
--------------------------------------------------------------------------------

Corporate Bond Fund            Seeks a high level of current income,
                               consistent with reasonable risk.


Income Fund                    Seeks current income and total return.


Income Plus Fund               Seeks to maximize income while maintaining
                               prospects for capital appreciation


Intermediate Government
Income Fund                    Seeks current income, consistent with safety
                               of principal.


Limited Term Government        Seeks current income, while preserving capital.
Income Fund


Stable Income Fund             Seeks stability of principal while providing low
                               volatility total return.


Variable Rate Government       Seeks a high level of current income, while
Fund                           reducing principal volatility, by investing
                               primarily in adjustable rate mortgage securities.

4 Income Funds Prospectus

--------------------------------------------------------------------------------
PRINCIPAL STRATEGY
--------------------------------------------------------------------------------
We invest primarily in investment grade corporate debt securities of any maturity. Under normal market conditions we expect to maintain a dollar weighted average maturity for portfolios of between 10 and 15 years. We may also invest in U.S. Government obligations, and up to 25% of our assets in below investment grade securities.

We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which is currently about 5-6 years, but is expected to change frequently).

We invest in corporate and government debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. We may buy debt securities that are below investment grade (sometimes referred to as "junk bonds"), as well as debt rated in the lower investment grade categories. An equity focus will be on securities issued by companies and industries that tend to pay high ongoing dividends, such as utilities. We may also buy preferred stock and other convertible securities, as well as common stock of any size company.

We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target the average portfolio duration in a range based on the average duration of 5 year U.S. Treasury securities.

We invest in short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

The Fund is a Gateway fund that invests in short-term investment grade securities which include mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations, and others.

We invest in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and we may also invest in U.S. Treasury securities with remaining maturities of up to 5 years. We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar weighted average maturity of between 10 to 30 years.

                                                      Income Funds Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks"section beginning on page 52;and

 .    in the Fund's Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
     COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
     Debt Securities
     The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

6 Income Funds Prospectus

--------------------------------------------------------------------------------
FUND                                  SPECIFIC RISKS
--------------------------------------------------------------------------------
                              We may invest in debt securities that are in low
                              or below investment grade categories, or are
                              unrated or in default at the time of purchase.
                              Such debt securities have a much greater risk of
                              default (or in the case of bonds currently in
Corporate Bond Fund           default, of not returning principal) and are more
                              volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.


                              Mortgage-backed securities are subject to
Income Fund                   prepayment risk and to extension risk, either of
                              which can reduce the rate of return on the portfolio.


                              We may invest in debt securities that are in low
                              or below investment grade categories, or are
                              unrated or in default at the time of purchase.
                              Such debt securities have a much greater risk of
                              default (or in the case of bonds currently in
                              default, of not returning principal) and are more
                              volatile than higher-rated securities of similar
                              maturity. The value of such debt securities will
                              be affected by overall economic conditions,
                              interest rates, and the creditworthiness of the
                              individual issuers. Additionally, these lower
                              rated debt securities may be less liquid and more
Income Plus Fund              difficult to value than higher rated securities.

                              We may invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue.


                              The U.S. Government does not guarantee the market
Intermediate Government       value or current yield of its obligations. Not all
Income Fund and Limited       U.S. Government obligations are backed by the full
Term Government Income        faith and credit of the U.S. Government.
Fund                          Mortgage-backed securities are subject to
                              prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio.

                                                      Income Funds Prospectus 7

Summary of Important Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                                  SPECIFIC RISKS
--------------------------------------------------------------------------------
                              The Fund is primarily subject to the debt
Stable Income Fund            securities risks described in the "Common Risks"
                              section above. Investments in foreign obligations may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.


                              Adjustable rate mortgages ("ARMs") have interest
                              rates tied to an index, such as U.S. Treasury bill
                              rates or the federal funds target rate, so that
                              payments may be periodically reset according to
                              changes in the index. Individual ARMs are bundled
Variable Rate Government      together and sold as securities. Unlike
Fund                          conventional debt securities, which typically make
                              semi-annual interest payments and repay principal at maturity, ARMs provide a monthly payment of a pro-rated share of both interest payments and pre-payments of principal. Since ARMs adjust to interest rate changes, they may be less sensitive to interest rate changes than their weighted-average maturity might suggest. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.


8 Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Performance History
--------------------------------------------------------------------------------
     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.



     Corporate Bond Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]

                                1999     -3.78%

 Best Qtr.: Q1 `99 o -0.36%            Worst Qtr.: Q2 `99 o -2.00%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 0.78%.


     Average annual total return (%)/1/

                                                                   Since
     for the period ended 12/31/99               1 year          Inception

     Class A (Incept. 4/1/98)                    -8.12             -0.95
     Class B (Incept. 4/1/98)                    -8.91             -1.10
     Class C (Incept. 4/1/98)                    -5.31              0.91
     LB U.S. Credit Index/2/                     -1.96              2.82

/1/  Returns reflect applicable sales charges.

/2/  Lehman Brothers U.S. Credit Index.


10 Income Funds Prospectus

Income Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]
                                1990     9.20%
                                1991    18.87%
                                1992     7.96%
                                1993     8.90%
                                1994    -7.00%
                                1995    17.34%
                                1996     1.91%
                                1997    10.26%
                                1998     8.98%
                                1999    -3.94%

Best Qtr.: Q3 `91 o 6.21%              Worst Qtr.: Q2 `94 o -3.39%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 3.22%.


     Average annual total return (%)/1/

     for the period ended 12/31/99            1 year    5 years   10 years

     Class A (Incept. 6/9/87)                  -8.26      5.68      6.46
     Class B (Incept. 8/5/93)/2/               -9.18      5.55      6.15
     LB Aggregate Bond Index/3/                -0.82      7.73      7.70

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of the Class B shares reflects the performance of the Class A shares adjusted for Class B share expenses.
/3/  Lehman Brothers Aggregate Bond Index.

                                                     Income Funds Prospectus 11

Performance History
--------------------------------------------------------------------------------

     Income Plus Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]

                                1999     -3.47%

Best Qtr.: Q2 `99 o -0.20%             Worst Qtr.: Q3 `99 o -1.44%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was -1.09%.


     Average annual total return (%)/1/

                                                                   Since
     for the period ended 12/31/99               1 year          Inception

     Class A (Incept. 7/13/98)                   -7.80             -3.16
     Class B (Incept. 7/13/98)                   -8.68             -3.24
     Class C (Incept. 7/13/98)                   -5.08             -0.75
     LB Aggregate Bond Index/2/                  -0.82              2.46

/1/  Returns reflect applicable sales charges.
/2/  Lehman Brothers Aggregate Bond Index.

12 Income Funds Prospectus

Intermediate Government Income Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]

                                1990      8.78%
                                1991     14.00%
                                1992      6.00%
                                1993      8.96%
                                1994     -6.16%
                                1995     13.75%
                                1996      3.13%
                                1997      8.72%
                                1998      9.65%
                                1999     -2.21%

       Best Qtr.: Q3 `98 o 5.91%             Worst Qtr.: Q2 `94 o -3.73%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 3.65%.

     Average annual total return (%)/1/

     for the period ended 12/31/99             1 year     5 years  10 years

     Class A (Incept. 5/2/96)/2/                -6.61      5.49      5.79
     Class B (Incept. 5/17/96)/3/               -7.44      5.37      5.49
     Class C (Incept. 11/8/99)/3/               -3.86      5.65      5.48
     LB Intermediate U.S. Gov't Index4           0.49      6.93      7.10

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to May 2, 1996 and after November 11, 1994 reflects the performance of the Institutional Class Shares adjusted to reflect the fees and expenses of the Class A shares. Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Class A shares. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/ Performance shown prior to inception reflects the performance shown for the Class A shares adjusted to reflect the fees and expenses of this Class. See
     Note 2 above for additional information about Class A share performance. /4/ Lehman Brothers Intermediate U.S. Government Index.

                                                     Income Funds Prospectus 13

Performance History
--------------------------------------------------------------------------------
     Limited Term Government Income Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]

                                1994    -1.42%
                                1995    12.67%
                                1996     3.61%
                                1997     7.57%
                                1998     7.61%
                                1999    -0.27%

Best Qtr.: Q3 '98 o 4.81%             Worst Qtr.: Q3 '94 o -0.67%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 2.67%.

     Average annual total return (%)/1/
                                                                       Since
     for the period ended 12/31/99            1 year      5 years    Inception

     Class A (Incept. 10/27/93)               -4.79        5.18        4.01
     Class B (Incept. 6/15/98)/2/             -5.70        5.17        4.12
     LB Intermediate Gov't./Credit Index/3/    0.39        7.10        5.37

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
/3/  Lehman Brothers Intermediate Government/Credit Index.

14 Income Funds Prospectus

Stable Income Fund Class A Calendar Year Returns (%)*

                                    [GRAPH]

                                1995     7.93%
                                1996     5.46%
                                1997     6.46%
                                1998     5.87%
                                1999     3.43%

Best Qtr.: Q2 `95 o 2.24%             Worst Qtr.: Q2 `99 o 0.69%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 2.90%.

     Average annual total return (%)/1/
                                                                Since
     for the period ended 12/31/99               1 year       Inception4

     Class A (Incept. 5/2/96)/2/                  1.88           5.49
     Class B (Incept. 5/17/96)/2/                 1.29           5.00
     ML Treasury Bill One-Year/3/                 4.03           5.42

/1/  Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Institutional Class shares adjusted to reflect this Class's fees and expenses.
/3/  Merrill Lynch Treasury Bill One-Year Index.
/4/  November 11, 1994.

                                                     Income Funds Prospectus 15

Performance History
--------------------------------------------------------------------------------
     Variable Rate Government Fund Class A Calendar Year Returns(%)*

                                    [GRAPH]

                                1991     8.60%
                                1992     4.23%
                                1993     4.87%
                                1994    -3.81%
                                1995     7.69%
                                1996     4.41%
                                1997     5.43%
                                1998     3.58%
                                1999     2.69%

Best Qtr.: Q1 '95 o 2.57%            Worst Qtr.: Q4 '94 o -2.09%


* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2000 was 3.28%.


     Average annual total return (%)/1/


                                                                    Since
     for the period ended 12/31/99           1 year     5 years   Inception

     Class A (Incept. 11/1/90)               -1.95       3.79       3.84
     LB ARMs Index/2/                         4.89       7.27        N/A

/1/  Returns reflect applicable sales charges.
/2/  Lehman Brothers Adjustable Rate Mortgages Index.

16 Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Income Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service, or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

---------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
                                                                                          All Funds1
                                                                          -------------------------------------------
                                                                            CLASS A        CLASS B          CLASS C
---------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed
   on purchases (as a percentage of offering price)                           4.50%          None             None
Maximum deferred sales charge (load) (as a percentage of the lower
   of the Net Asset Value ("NAV") at purchase or the NAV at redemption)       None2          5.00%            1.00%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                       Corporate Bond
                                                                                            Fund
                                                                          -------------------------------------------
                                                                            CLASS A        CLASS B          CLASS C
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Management Fees                                                              0.50%          0.50%            0.50%
Distribution (12b-1) Fees                                                    0.00%          0.75%            0.75%
Other Expenses3                                                              1.18%          1.25%            1.20%
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                         1.68%          2.50%            2.45%
---------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                  0.68%          0.75%            0.70%
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES4                                                                1.00%          1.75%            1.75%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                         Limited Term
                                                                                    Government Income Fund
                                                                          -------------------------------------------
                                                                                CLASS A               CLASS B
---------------------------------------------------------------------------------------------------------------------
Management Fees                                                                  0.50%                 0.50%
Distribution (12b-1) Fees                                                        0.00%                 0.75%
Other Expenses3                                                                  0.67%                 0.69%
---------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                             1.17%                 1.94%
---------------------------------------------------------------------------------------------------------------------
Fee Waivers                                                                      0.21%                 0.23%
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES4                                                                    0.96%                 1.71%
---------------------------------------------------------------------------------------------------------------------

1 As applicable, the Stable Income Fund imposes a maximum sales charge (load) on purchases of Class A shares of 1.5%, and a maximum deferred sales charge
     (load) on redemptions of Class B shares of 1.5%.
2 Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.
3    Other expenses are based on estimated amounts for the current fiscal year.
4 The advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.
5 Includes expenses allocated from the core portfolio in which the Fund invests.

18  Income Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------
         Income                        Income Plus                           Intermediate
          Fund                            Fund                          Government Income Fund
-------------------------------------------------------------------------------------------------------
  CLASS A      CLASS B      CLASS A      CLASS B      CLASS C     CLASS A       CLASS B      CLASS C
-------------------------------------------------------------------------------------------------------
   0.50%        0.50%        0.60%        0.60%        0.60%        0.50%        0.50%        0.50%
   0.00%        0.75%        0.00%        0.75%        0.75%        0.00%        0.75%        0.75%
   0.60%        0.68%        0.82%        0.85%        0.84%        0.70%        0.62%        0.68%
-------------------------------------------------------------------------------------------------------
   1.10%        1.93%        1.42%        2.20%        2.19%        1.20%        1.87%        1.93%
-------------------------------------------------------------------------------------------------------
   0.10%        0.18%        0.32%        0.35%        0.34%        0.24%        0.16%        0.22%
-------------------------------------------------------------------------------------------------------
   1.00%        1.75%        1.10%        1.85%        1.85%        0.96%        1.71%        1.71%
-------------------------------------------------------------------------------------------------------

-----------------------------------------------
         Stable               Variable Rate
      Income Fund5           Government Fund
-----------------------------------------------
  CLASS A      CLASS B           CLASS A
-----------------------------------------------
   0.50%        0.50%             0.50%
   0.00%        0.75%             0.00%
   0.56%        0.63%             0.57%
-----------------------------------------------
   1.06%        1.88%             1.07%
-----------------------------------------------
   0.16%        0.23%             0.29%
-----------------------------------------------
   0.90%        1.65%             0.78%
-----------------------------------------------


                                                     Income Funds Prospectus  19

Income Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                                   Corporate Bond
                                                       Fund
                                        ------------------------------------
                                        CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
  1 YEAR                                 $  547        $  678        $  278
  3 YEARS                                $  892        $1,007        $  697
  5 YEARS                                $1,260        $1,463        $1,242
 10 YEARS                                $2,293        $2,481        $2,733
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Limited Term Government
                                                        Fund
                                        ------------------------------------
                                               CLASS A        CLASS B
--------------------------------------------------------------------------------
  1 YEAR                                        $  544         $  674
  3 YEARS                                       $  785         $  887
  5 YEARS                                       $1,045         $1,226
 10 YEARS                                       $1,789         $1,952
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of the periods shown:
--------------------------------------------------------------------------------
                                                  Corporate Bond
                                                       Fund
                                   -------------------------------------------
                                       CLASS A       CLASS B       CLASS C
--------------------------------------------------------------------------------
 1 YEAR                                 $  547        $  178        $  178
 3 YEARS                                $  892        $  707        $  697
 5 YEARS                                $1,260        $1,263        $1,242
10 YEARS                                $2,293        $2,481        $2,733
--------------------------------------------------------------------------------
                                              Limited Term Government
                                                       Fund
                                   ------------------------------------------
                                             CLASS A          CLASS B
--------------------------------------------------------------------------------
 1 YEAR                                       $  544          $  174
 3 YEARS                                      $  785          $  587
 5 YEARS                                      $1,045          $1,026
10 YEARS                                      $1,789          $1,952

Income Funds Prospectus  20

                                                             Summary of Expenses
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
            Income                          Income Plus                        Intermediate Government
             Fund                              Fund                                  Income Fund
-------------------------------------------------------------------------------------------------------------
    CLASS A       CLASS B       CLASS A       CLASS B       CLASS C       CLASS A      CLASS B        CLASS C
-------------------------------------------------------------------------------------------------------------
     $  547        $  678        $  557        $  688        $  288        $  544        $  674        $  274
     $  775        $  889        $  849        $  955        $  652        $  791        $  872        $  585
     $1,020        $1,225        $1,162        $1,348        $1,144        $1,058        $1,196        $1,022
     $1,721        $1,922        $2,049        $2,216        $2,497        $1,819        $1,920        $2,236

-----------------------------------------------------
        Stable Income           Variable Rate
            Fund               Government Fund
-----------------------------------------------------
    CLASS A       CLASS  B         CLASS A
-----------------------------------------------------
     $  240        $  318           $  526
     $  466        $  569           $  748
     $  711        $  995           $  987
     $1,411        $1,867           $1,672
-----------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
           Income                           Income Plus                         Intermediate Government
            Fund                               Fund                                   Income Fund
-------------------------------------------------------------------------------------------------------------
    CLASS A       CLASS B       CLASS A       CLASS B       CLASS C      CLASS A        CLASS B       CLASS C
-------------------------------------------------------------------------------------------------------------
     $  547        $  178        $  557        $  188        $  188        $  544        $  174        $  174
     $  775        $  589        $  849        $  655        $  652        $  791        $  572        $  585
     $1,020        $1,025        $1,162        $1,148        $1,144        $1,058        $  996        $1,022
     $1,721        $1,922        $2,049        $2,216        $2,497        $1,819        $1,920        $2,236
-------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
         Stable Income          Variable Rate
             Fund              Government Fund
-----------------------------------------------------
    CLASS A       CLASS B         CLASS A
-----------------------------------------------------
     $  240        $  168          $  526
     $  466        $  569          $  748
     $  711        $  995          $  987
     $1,411        $1,867          $1,672
-----------------------------------------------------

                                                     Income Funds Prospectus  21

Key Information
--------------------------------------------------------------------------------

Core and Gateway Structure

Some of the Funds in this Prospectus are "Gateway" funds in a "core and Gateway" structure. In this structure, a Gateway fund invests substantially all of its assets in one or more core portfolios whose objectives and investment strategies are consistent with a Fund's investment objective. Gateway funds can enhance their investment opportunities and reduce their expenses through sharing the costs and benefits of managing a large pool of assets. Core portfolios do not offer shares to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s). The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. References to the activities of a Gateway fund are understood to refer to the investments of the core portfolio(s) in which it invests.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Fund tell you:

 .    what the Fund is trying to achieve;

 .    how we intend to invest your money;and

 .    what makes a Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments

A summary of the Fund's key permitted investments and practices.

--------------------------------------------------------------------------------
Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

22 Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Corporate Bond Fund
--------------------------------------------------------------------------------

Portfolio Manager:            Jeffrey L. Weaver, CFA

--------------------------------------------------------------------------------
Investment Objective

The Corporate Bond Fund seeks a high level of current income, consistent with reasonable risk.

--------------------------------------------------------------------------------
Investment Strategies

We seek a high level of current income by actively managing a diversified portfolio consisting primarily of corporate debt securities. When purchasing these securities we consider, among other things, the yield differences for various corporate sectors, and the current economic cycle's potential effect on the various types of bonds. We may invest in securities of any maturity. Under normal market conditions, we expect to maintain a dollar weighted average maturity for portfolio securities of between 10 and 15 years. We also may invest in U.S. Government obligations.

--------------------------------------------------------------------------------
Permitted Investments

Under normal market conditions, we invest:

 .    at least 65% of our total assets in corporate debt securities;

 .    in U.S.Government obligations;

 .    up to 25% of our total assets in debt securities that are below investment grade; and

 .    up to 25% of our total assets in securities of foreign issuers.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of a high level of current income.

--------------------------------------------------------------------------------
Important Risk Factors

We may invest in securities regardless of their rating, or in securities that are unrated or in default at the time of purchase.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

24  Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Corporate Bond Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                        CLASS A SHARES--COMMENCED
                                                        ON APRIL 1, 1998
                                                        -------------------------------------------------
                                                          May 31,             June 30,           June 30,
                                                           20002               1999               1998
For the period ended:                                   -------------------------------------------------
Net asset value, beginning of period                        $9.62             $10.03             $10.00

Income from investment operations:
   Net investment income (loss)                              0.59               0.62               0.17
   Net realized and unrealized gain (loss)
     on investments                                         (0.90)             (0.37)              0.03

Total from investment operations                            (0.31)              0.25               0.20

Less distributions:
   Dividends from net investment income                     (0.59)             (0.62)             (0.17)
   Distributions from net realized gain                      0.00              (0.04)              0.00

Total from distributions                                    (0.59)             (0.66)             (0.17)

Net asset value, end of period                              $8.72              $9.62             $10.03

Total return (not annualized)1                              (3.36%)             2.45%              1.98%

Ratios/supplemental data:
   Net assets, end of period (000s)                        $5,062             $5,482             $5,503

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                   1.00%              0.93%              0.56%
   Ratio of net investment income (loss) to
     average net assets                                      6.95%              6.21%              6.47%

Portfolio turnover                                            103%               115%                33%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)3         1.59%              2.10%              3.74%

1 Total return calculations do not include sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total return for the period ended June 30, 1998 represents return for the three-month period from April 1, 1998 to June 30, 1998.
2    The Fund changed its fiscal year-end from June 30 to May 31.
3 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26 Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

    CLASS B SHARES--COMMENCED                        CLASS C SHARES--COMMENCED
    ON APRIL 1, 1998                                 ON APRIL 1, 1998
---------------------------------------------------------------------------------------------
      May 31,         June 30,        June 30,         May 31,        June 30,      June 30,
       2000            1999            1998             2000            1999          1998
---------------------------------------------------------------------------------------------
       $9.62           $10.03          $10.00           $9.62          $10.03        $10.00


        0.52             0.55            0.15            0.52            0.55          0.15

       (0.90)           (0.37)           0.03           (0.90)          (0.37)         0.03

       (0.38)            0.18            0.18           (0.38)           0.18          0.18


       (0.52)           (0.55)          (0.15)          (0.52)          (0.55)        (0.15)
        0.00            (0.04)           0.00            0.00           (0.04)         0.00

       (0.52)           (0.59)          (0.15)          (0.52)          (0.59)        (0.15)

       $8.72            $9.62          $10.03           $8.72           $9.62        $10.03

       (4.03%)           1.68%           1.81%          (4.02%)          1.67%         1.78%


      $9,494          $11,311          $4,595          $1,039          $1,994          $299


        1.75%            1.68%           1.35%           1.75%           1.70%         1.34%

        6.16%            5.43%           5.47%           6.16%           5.39%         5.57%

         103%             115%             33%            103%            115%           33%

        2.37%            2.65%           4.30%           2.43%           2.94%         8.58%

                                                     Income Funds Prospectus  27

Income Fund
--------------------------------------------------------------------------------

Portfolio Managers:    Marjorie H. Grace, CFA; Mark Walter

--------------------------------------------------------------------------------

Investment Objective

The Income Fund seeks current income and total return.

--------------------------------------------------------------------------------

Investment Strategies

We invest in a diversified portfolio of debt and variable-rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which is currently about 5-6 years, but is expected to change frequently). We attempt to enhance the Fund's performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation, or growth cycles.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    up to 70% of our total assets in corporate debt securities such as bonds,debentures and notes, including debt securities that can be converted into or exchanged for common stocks;

 .    at least 30% of our total assets in U.S.Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities and up to 25%
     of our assets in asset-backed securities; and

 .    at least 80% of our total assets in investment grade debt securities.The
     Fund may invest up to 20% of its total assets in below investment grade debt securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by a nationally recognized ratings organization ("NRRO").

We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and total return.

--------------------------------------------------------------------------------

Important Risk Factors

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can lower the rate of return on the portfolio. The Income Fund may invest in lower rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher rated securities.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

28  Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Income Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
  FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                        CLASS A SHARES--COMMENCED
                                                                        ON JUNE 9, 1987
                                                                   ---------------------------------------------------
                                                                          May 31,          May 31,        May 31,
For the period ended:                                                      2000             1999           1998
                                                                   ---------------------------------------------------
Net asset value, beginning of period                                      $9.48            $9.79           $9.27

Income from investment operations:
   Net investment income (loss)                                            0.59             0.59            0.61
   Net realized and unrealized gain (loss)
      on investments                                                      (0.62)           (0.31)           0.52

Total from investment operations                                          (0.03)            0.28            1.13

Less distributions:
   Dividends from net investment income                                   (0.59)           (0.59)          (0.61)
   Distributions from net realized gain                                    0.00             0.00            0.00

Total from distributions                                                  (0.59)           (0.59)          (0.61)
Net asset value, end of period                                            $8.86            $9.48           $9.79
Total return (not annualized)1                                            (0.23%)           2.81%          12.47%
Ratios/supplemental data:
   Net assets, end of period (000s)                                     $16,895          $13,731          $7,661

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                                 0.90%            0.75%           0.75%
   Ratio of net investment income (loss) to average net assets             6.50%            5.98%           6.29%

Portfolio turnover                                                          124%             202%            167%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)2                       1.05%            1.08%           1.14%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

30  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                 CLASS B SHARES--COMMENCED
                                 ON AUGUST 5, 1993
--------------------------------------------------------------------------------------------------------------------------------

       May 31,            May 31,            May 31,            May 31,            May 31,            May 31,            May 31,
        1997               1996               2000               1999               1998               1997               1996
--------------------------------------------------------------------------------------------------------------------------------
       $9.27              $9.63              $9.46              $9.77              $9.26              $9.26              $9.61


        0.62               0.61               0.53               0.52               0.54               0.55               0.54

        0.00              (0.36)             (0.62)             (0.31)              0.51               0.00              (0.35)

        0.62               0.25              (0.09)              0.21               1.05               0.55               0.19


       (0.62)             (0.61)             (0.53)             (0.52)             (0.54)             (0.55)             (0.54)
        0.00               0.00               0.00               0.00               0.00               0.00               0.00

       (0.62)             (0.61)             (0.53)             (0.52)             (0.54)             (0.55)             (0.54)

       $9.27              $9.27              $8.84              $9.46              $9.77              $9.26              $9.26

        6.79%              2.58%             (1.00%)             2.03%             11.52%              6.03%              1.92%


      $5,142             $5,521             $8,611             $7,726             $4,855             $3,349             $3,292


        0.75%              0.75%              1.65%              1.50%              1.50%              1.50%              1.50%

        6.59%              6.33%              5.74%              5.22%              5.54%              5.87%              5.57%

         231%               270%               124%               202%               167%               231%               270%


        1.17%              1.16%              1.93%              2.13%              2.19%              2.25%              2.27%

                                                     Income Funds Prospectus  31

Income Plus Fund
--------------------------------------------------------------------------------

Portfolio Managers:   N. Graham Allen, FCMA; Scott M. Smith, CFA;
                      Daniel J. Kokoszka, CFA

--------------------------------------------------------------------------------

Investment Objective

The Income Plus Fund seeks to maximize income while maintaining prospects for capital appreciation.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a diversified portfolio of debt securities and income-producing equity securities selected with particular consideration for their potential to generate current income. We shift assets between such debt and equity securities based on our assessment of the potential income available. We may buy debt securities that are below investment grade (sometimes referred to as "junk bonds"), as well as debt rated in the lower investment grade categories. Our equity focus will be on securities issued by companies in industries that tend to pay high ongoing dividends, such as utilities. We may buy preferred stock and other convertible securities, as well as common stock of any size company. Any capital appreciation will come primarily from the income-producing equity portion of the portfolio.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 25% of our total assets in corporate and government bonds;

 .    up to 35% of our total assets in a wide range of income-producing equity securities.;

 .    up to 50% of our total assets in debt securities that are below investment grade,including "high risk" securities; and

 .    up to 25% of our total assets in securities of foreign issuers.

We will generally invest in debt securities that are rated at least "Caa" by Moody's or "CCC" by S&P, or that are unrated but deemed by the advisor to be of comparable equity. The average credit quality of this portion of the portfolio is expected to be "BB" as rated by S&P(TM).

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of maximizing income while maintaining prospects for capital appreciation.

--------------------------------------------------------------------------------

Important Risk Factors

We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

32  Income Funds Prospectus

--------------------------------------------------------------------------------


Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

                                                     Income Funds Prospectus  33

Income Plus Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    CLASS A SHARES--COMMENCED
                                                    ON JULY 13, 1998
                                               -----------------------------------------
                                                        June 30,     June 30,
For the period ended:                                     2000         1999
                                               -----------------------------------------
Net asset value, beginning of period                     $12.04       $12.50

Income from investment operations:
   Net investment income (loss)                            0.79         0.77
   Net realized and unrealized gain (loss)
      on investments                                      (1.44)       (0.46)

Total from investment operations                          (0.65)        0.31

Less distributions:
   Dividends from net investment income                   (0.79)       (0.77)
   Distributions from net realized gain                    0.00         0.00

Total from distributions                                  (0.79)       (0.77)

Net asset value, end of period                           $10.60       $12.04

Total return (not annualized)1                            (5.56%)       2.52%

Ratios/supplemental data:
   Net assets, end of period (000s)                      $8,371      $11,223

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                 1.08%        0.66%
   Ratio of net investment income (loss) to
      to average net assets                                7.56%        6.95%

Portfolio turnover                                           95%         176%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)2       1.41%        1.62%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

   CLASS B SHARES--COMMENCED              CLASS C SHARES--COMMENCED
   ON JULY 13, 1998                       ON JULY 13, 1998
-------------------------------------------------------------------------------
      June 30,             June 30,          June 30,           June 30,
        2000                1999               2000               1999
-------------------------------------------------------------------------------
       $12.05              $12.50             $12.05             $12.50


         0.72                0.68               0.72               0.68

        (1.44)              (0.45)             (1.44)             (0.45)

        (0.72)               0.23              (0.72)              0.23


        (0.72)              (0.68)             (0.72)             (0.68)
         0.00                0.00               0.00               0.00

        (0.72)              (0.68)             (0.72)             (0.68)

       $10.61              $12.05             $10.61             $12.05

        (6.19%)              1.87%             (6.19%)             1.87%


      $28,336             $36,892             $2,550             $3,037


         1.86%               1.50%              1.83%              1.47%

         6.77%               6.25%              6.80%              6.23%

           95%                176%                95%               176%


         2.18%               2.14%              2.27%              2.49%

                                                     Income Funds Prospectus  35

Intermediate Government Income Fund
--------------------------------------------------------------------------------


Portfolio Manager:     Marjorie H. Grace, CFA

--------------------------------------------------------------------------------

Investment Objective

The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

--------------------------------------------------------------------------------

Investment Strategies

We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target the average portfolio duration in a range based on the average duration of 5-year U.S. Treasury securities. As a result, the dollar weighted average maturity of the Fund, which was approximately 7.6 years as of July 31, 2000, generally ranges from four to ten years. We emphasize the use of intermediate maturity securities to manage interest rate risk and use mortgage-backed securities to enhance yield.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S.Government obligations;

 .    up to 50% of our total assets in mortgage-backed securities,and up to 25%
     of our total assets in asset-backed securities; and

 .    up to 10% of our total assets in zero coupon securities.

As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

We may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. We also may use options to enhance returns.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income consistent with safety of principal.

36  Income Funds Prospectus

--------------------------------------------------------------------------------

Important Risk Factors

Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Zero coupon securities are sensitive to changes in interest rates, and tend to lose value in a rising interest rate environment. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

                                                     Income Funds Prospectus  37

Intermediate Government Income Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                CLASS A SHARES--COMMENCED
                                                                ON MAY 2, 1996
                                                           --------------------------------------------------------------
                                                                    May 31,             May 31,             May 31,
 For the period ended:                                               2000                1999                1998
                                                           --------------------------------------------------------------
Net asset value, beginning of period                                $11.04              $11.22              $10.84

Income from investment operations:
   Net investment income (loss)                                       0.64                0.64                0.77
   Net realized and unrealized gain
      (loss) on investments                                          (0.44)              (0.17)               0.31

Total from investment operations                                      0.20                0.47                1.08

Less distributions:
   Dividends from net investment income                              (0.68)              (0.65)              (0.70)
   Distributions from net realized gain                               0.00                0.00                0.00

Total from distributions                                             (0.68)              (0.65)              (0.70)

Net asset value, end of period                                      $10.56              $11.04              $11.22

Total return (not annualized)1                                        1.92%               4.21%              10.19%

Ratios/supplemental data:
   Net assets, end of period (000s)                               $193,615             $18,594             $14,325

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                            0.94%               0.68%               0.68%
   Ratio of net investment income (loss) to
      average net assets                                              6.29%               5.76%               6.35%

Portfolio turnover                                                     139%                124%                 97%

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)2                  1.16%               0.87%               0.86%

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
2 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

38  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                                                                                               CLASS C
                                 CLASS B SHARES--COMMENCED                                                     SHARES--
                                 ON MAY 17, 1996                                                               COMMENCED
                                                                                                               ON NOV. 8, 1999
--------------------------------------------------------------------------------------------------------------------------------
      May 31,         May 31,         May 31,        May 31,        May 31,        May 31,         May 31,        May 31,
       1997            1996            2000           1999           1998           1997            1996           2000
--------------------------------------------------------------------------------------------------------------------------------
      $10.89          $10.89          $11.04         $11.21         $10.83         $10.89          $10.97         $10.86


        0.73            0.03            0.62           0.53           0.69           0.64            0.03           0.32

       (0.05)           0.00           (0.51)         (0.13)          0.31          (0.05)          (0.08)         (0.31)

        0.68            0.03            0.11           0.40           1.00           0.59           (0.05)          0.01


       (0.73)          (0.03)          (0.60)         (0.57)         (0.62)         (0.65)          (0.03)         (0.32)
        0.00            0.00            0.00           0.00           0.00           0.00            0.00           0.00

       (0.73)          (0.03)          (0.60)         (0.57)         (0.62)         (0.65)          (0.03)         (0.32)

      $10.84          $10.89          $10.55         $11.04         $11.21         $10.83          $10.89         $10.55

        6.36%           0.26%           1.06%          3.53%          9.38%          5.51%          (0.49%)         1.07%


     $13,038         $16,562         $51,495         $8,540         $8,277         $8,970         $10,682         $4,348


        0.68%           0.75%           1.68%          1.43%          1.43%          1.42%           1.35%          1.71%

        6.58%           7.32%           5.55%          5.01%          5.60%          5.80%           5.56%          5.54%

         183%             75%            139%           124%            97%           183%             75%           139%


        0.80%           1.74%           1.83%          1.91%          1.85%          1.85%           2.65%          1.90%

                                                     Income Funds Prospectus  39

Limited Term Government Income Fund
--------------------------------------------------------------------------------

Portfolio Manager:     Mark Walter

--------------------------------------------------------------------------------

Investment Objective

The Limited Term Government Income Fund seeks current income, while preserving capital.

--------------------------------------------------------------------------------

Investment Strategies

We seek current income by actively managing a diversified portfolio consisting primarily of short-to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 65% of our total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

 .    in investment grade corporate debt securities including asset-backed securities;

 .    no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

 .    up to 25% of our total assets in dollar-denominated debt of U.S.branches of foreign banks or foreign branches of U.S. banks; and

 .    in stripped treasury securities,adjustable-rate mortgage securities,and adjustable portions of collateralized mortgage obligations ("CMOs").

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and capital preservation.

--------------------------------------------------------------------------------

Important Risk Factors

Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities and CMOs are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

Stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

40  Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Limited Term Government Income Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                    CLASS A SHARES--COMMENCED
                                                                    ON OCTOBER 27, 1993
                                                                ---------------------------------------------------------------
                                                                       May 31,         June 30,       Mar. 31,        Mar. 31,
For the period ended:                                                   2000 5          1998 1          1998            1998
                                                                ---------------------------------------------------------------
Net asset value, beginning of period                                    $9.74           $9.97           $9.95           $9.64

Income from investment operations:
   Net investment income (loss)                                          0.50            0.57            0.13            0.51
   Net realized and unrealized gain (loss)
      on investments                                                    (0.30)          (0.23)           0.02            0.31

Total from investment operations                                         0.20            0.34            0.15            0.82

Less distributions:
   Dividends from net investment income                                 (0.50)          (0.57)          (0.13)          (0.51)
   Distributions from net realized gain                                  0.00            0.00            0.00            0.00

Total from distributions                                                (0.50)          (0.57)          (0.13)          (0.51)

Net asset value, end of period                                          $9.44           $9.74           $9.97           $9.95

Total return (not annualized)4                                           2.08%           3.37%           1.54%           8.69%

Ratios/supplemental data:
   Net assets, end of period (000s)                                   $29,928         $42,956         $38,149         $29,694

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                               0.96%           0.96%           0.96%           0.78%
   Ratio of net investment income (loss) to average net assets           5.62%           5.66%           5.36%           5.19%

Portfolio turnover                                                         80%            116%             12%             48%

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses (annualized)6                            1.21%           1.21%           1.24%           1.30%

1 The Fund changed its fiscal year-end from March 31 to June 30.
2 The Fund changed its fiscal year-end from September 30 to March 31.
3 The Fund changed its fiscal year-end from December 31 to September 30.
4 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
5 The Fund changed its fiscal year-end from June 30 to May 31.
6 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

42  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                                         CLASS B SHARES--COMMENCED
                                                         ON JUNE 15, 1998
------------------------------------------------------------------------------------------------------
        Mar. 31,         Sept. 30,         Dec. 31,           May 31,        June 30,        June 30,
         1997 2           1996 3             1995             2000 5           1999            1998
------------------------------------------------------------------------------------------------------
         $9.73            $10.00             $9.39            $9.74            $9.97           $10.03


          0.34              0.41              0.55             0.43             0.50             0.02

         (0.09)            (0.27)             0.61            (0.30)           (0.23)           (0.06)

          0.25              0.14              1.16             0.13             0.27            (0.04)


         (0.34)            (0.41)            (0.55)           (0.43)           (0.50)           (0.02)
          0.00              0.00              0.00             0.00             0.00             0.00

         (0.34)            (0.41)            (0.55)           (0.43)           (0.50)           (0.02)

         $9.64             $9.73            $10.00            $9.44            $9.74            $9.97

          2.57%             1.34%            12.67%            1.39%            2.65%           (0.38%)


       $33,920           $37,465           $39,928           $8,864           $9,643           $7,514


          0.71%             0.76%             0.71%            1.69%            1.66%            1.66%
          6.96%             5.60%             5.64%            4.89%            4.95%            5.08%

            52%              389%              472%              80%             116%              12%


          1.12%             1.21%             1.67%            1.96%            1.99%            1.97%

                                                     Income Funds Prospectus  43

Stable Income Fund
--------------------------------------------------------------------------------


Portfolio Manager:     John Huber

--------------------------------------------------------------------------------

Investment Objective

The Stable Income Fund seeks stability of principal while providing low volatility total return.

--------------------------------------------------------------------------------

Investment Strategies

The Fund is a Gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies.

The Fund invests primarily in short-term investment grade securities. We invest in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed-income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations and others.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 65% of total assets in income-producing debt securities;

 .    up to 65% of total assets in mortgage-backed securities;

 .    up to 25% of total assets in other types of asset-backed securities;

 .    up to 25% of total assets in mortgage-backed securities that are not
     U.S.Government obligations; and

 .    up to 50% of total assets in U.S.Government obligations.

The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer. The Fund may invest in additional core portfolios or invest directly in a portfolio of securities.

The Fund only purchases investment grade securities. The Fund invests in debt securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain a dollar weighted average maturity of between 2 and 5 years.

The Fund may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of maintaining stability of principal while providing low volatility total return.

--------------------------------------------------------------------------------

Important Risk Factors

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.

44  Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Stable Income Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                         CLASS A SHARES--COMMENCED
                                                         ON MAY 2, 1996
                                                      --------------------------------------------------------
                                                             May 31,           May 31,           May 31,
For the period ended:                                         2000              1999              1998
                                                      --------------------------------------------------------
Net asset value, beginning of period                         $10.26            $10.31            $10.24

Income from investment operations:
   Net investment income (loss)                                0.54              0.54              0.58
   Net realized and unrealized gain
      (loss) on investments                                   (0.11)            (0.06)             0.06

Total from investment operations                               0.43              0.48              0.64

Less distributions:
   Dividends from net investment income                       (0.54)            (0.53)            (0.57)
   Distributions from net realized gain                        0.00              0.00              0.00

Total from distributions                                      (0.54)            (0.53)            (0.57)

Net asset value, end of period                               $10.15            $10.26            $10.31

Total return (not annualized)1                                 4.28%             4.74%             6.38%

Ratios/supplemental data:
   Net assets, end of period (000s)                          $8,912            $8,559            $8,561

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                     0.79%2            0.65%2            0.65%2
   Ratio of net investment income (loss) to
      average net assets                                       5.29%             5.11%             5.74%

Portfolio turnover                                               40%3              29%3              37%3

Ratio of expenses to average net assets prior to
   waived fees and reimbursed expenses (annualized)4           0.96%2            0.95%2            0.91%2

1 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
2 Includes expenses allocated from the core portfolio(s) in which the Fund invests.
3 Portfolio turnover rate represents the activity from the Fund's investment in a core portfolio.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

46  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

                                  CLASS B SHARES--COMMENCED
                                  ON MAY 17, 1996
---------------------------------------------------------------------------------------------------------------
        May 31,         May 31,        May 31,        May 31,        May 31,        May 31,      May 31,
         1997            1996           2000           1999           1998           1997         1996
---------------------------------------------------------------------------------------------------------------
        $10.20          $10.22         $10.26         $10.30         $10.24         $10.20       $10.23


          0.58            0.02           0.46           0.44           0.51           0.52         0.02

          0.04            0.00          (0.12)         (0.04)          0.04           0.02        (0.01)

          0.62            0.02           0.34           0.40           0.55           0.54         0.01


         (0.58)          (0.04)         (0.46)         (0.44)         (0.49)         (0.50)       (0.04)
          0.00            0.00           0.00           0.00           0.00           0.00         0.00

         (0.58)          (0.04)         (0.46)         (0.44)         (0.49)         (0.50)       (0.04)

        $10.24          $10.20         $10.14         $10.26         $10.30         $10.24       $10.20

          6.24%           0.23%          3.40%          4.07%          5.50%          5.43%        0.12%


       $12,451         $16,256         $2,449         $2,387         $1,817         $1,056         $867


          0.65%           0.70%          1.54%2         1.40%2         1.40%2         1.39%        1.42%

          5.69%           5.77%          4.54%          4.34%          4.94%          4.96%        5.02%

            41%3           110%3           40%3           29%3           37%3           41%3       110%3


          0.87%2          2.22%2          1.95%2        2.15%2         2.31%2         2.89%2      3.07%2

                                                     Income Funds Prospectus  47

Variable Rate Government Fund
--------------------------------------------------------------------------------


Portfolio Manager:     Paul C. Single

--------------------------------------------------------------------------------

Investment Objective

The Variable Rate Government Fund seeks a high level of current income, while reducing principal volatility, by investing primarily in adjustable rate mortgage securities.

--------------------------------------------------------------------------------

Investment Strategies

We actively manage a diversified portfolio invested primarily in adjustable rate mortgage securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, also known as "ARMs."We invest in obligations of any maturity, but under ordinary conditions we will maintain a dollar weighted average maturity of between 10 to 30 years. In unusual circumstances, the dollar weighted average maturity may be below 10 years. We also may invest in U.S. Treasury securities with remaining maturities of up to 5 years.

--------------------------------------------------------------------------------

Permitted Investments

Under normal market conditions, we invest:

 .    at least 65% of our total assets in ARMs issued or guaranteed by the
     U.S.Government,its agencies or instrumentalities;

 .    in adjustable rate portions of collateralized mortgage obligations ("CMOs")
     issued by U.S. Government agencies and CMOs rated "AAA" by S&P, or "Aaa" by Moody's; and

 .    up to 5% of our assets in securities purchased on a "when-issued" basis.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its investment objective of a high level of current income.

--------------------------------------------------------------------------------

Important Risk Factors

The U.S. Government does not directly or indirectly insure or guarantee the performance of the Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayments" result in an early return of principal that is then reinvested at what is likely to be a lower yield.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 52; and the specific risks listed here. They are all important to your investment choice.


48  Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Variable Rate Government Fund
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            CLASS A SHARES--COMMENCED
                                                            ON NOVEMBER 1, 1990
                                                    -------------------------------------------------
                                                               May 31,        June 30,
                                                                2000 3          1999
                                                    -------------------------------------------------
For the period ended:

Net asset value, beginning of period                            $8.96           $9.19

Income from investment operations:
   Net investment income (loss)                                  0.42            0.43
   Net realized and unrealized gain (loss)
      on investments                                            (0.06)          (0.23)

Total from investment operations                                 0.36            0.20

Less distributions:
   Dividends from net investment income                         (0.42)          (0.43)
   Distributions from net realized gain                          0.00            0.00

Total from distributions                                        (0.42)          (0.43)

Net asset value, end of period                                  $8.90           $8.96

Total return (not annualized)2                                   4.09%           2.17%

Ratios/supplemental data:
   Net assets, end of period (000s)                           $69,799        $108,203

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets                       0.78%           0.78%
   Ratio of net investment income (loss)
      to average net assets                                      5.06%           4.71%

Portfolio turnover                                                 36%             80%

Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses (annualized)4                    1.09%           1.13%

1    The Fund changed its fiscal year-end from December 31 to June 30.
2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
3    The Fund changed its fiscal year-end from June 30 to May 31.
4 During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

50  Income Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
        June 30,             Dec. 31,           Dec. 31,            Dec. 31,
         1998 1               1997                1996                1995
----------------------------------------------------------------------------------
         $9.23               $9.25               $9.35               $9.19


          0.24                0.51                0.50                0.53

         (0.04)              (0.02)              (0.10)               0.16

          0.20                0.49                0.40                0.69


         (0.24)              (0.51)              (0.46)              (0.53)
          0.00                0.00               (0.04)               0.00

         (0.24)              (0.51)              (0.50)              (0.53)

         $9.19               $9.23               $9.25               $9.35

          2.16%               5.43%               4.41%               7.69%


      $164,994            $227,353            $393,948            $653,897


          0.78%               0.81%               0.88%               0.84%

          5.21%               5.55%               5.36%               5.71%

            45%                 92%                277%                317%



          1.11%               1.09%               0.98%               0.96%

                                                     Income Funds Prospectus  51

General Investment Risks
--------------------------------------------------------------------------------

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

 .    Unlike bank deposits,such as CDs or savings accounts,mutual funds are not insured by the FDIC.

 .    We cannot guarantee that we will meet our investment objectives.

 .    We do not guarantee the performance of a Fund,
nor can we assure you that
     the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

 .    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

 .    Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

 .    An investment in a single Fund, by itself,does not constitute a complete investment plan.

 .    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

 .    The Funds invest a portion of their assets in U.S.Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

 .    The market value of lower-rated debt securities and unrated securities of comparable quality that the Corporate Bond, Income and Income Plus Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally involve more credit risk than securities in

52  Income Funds Prospectus

--------------------------------------------------------------------------------

     higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics. Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that a practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

                                                     Income Funds Prospectus  53

General Investment Risks
--------------------------------------------------------------------------------

Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of mortgage-backed or other asset-backed securities, and reduce a portfolio's rate of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

54 Income Funds Prospectus

Investment Practice/Risk
The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.


                                                                                                        LIMITED
                                                                                          INTERMEDIATE   TERM             VARIABLE
                                                                  CORPORATE        INCOME  GOVERNMENT  GOVERNMENT STABLE    RATE
                                                                    BOND    INCOME  PLUS     INCOME      INCOME   INCOME GOVERNMENT

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        RISK
------------------------------------------------------------------------------------------------------------------------------------


Borrowing Policies
The ability to barrow from banks for       Leaverage Risk            .        .      .         .           .        .        .
temporary purposes to meet shareholder
redemptions.


Floating and Variable Rate Debt
Instruments with interest rates that       Interest Rate and         .        .      .         .           .        .        .
are adjusted either on a schedule or       Credit Risk
when an index or benchmark changes.


Foreign Securities
Debt of a foreign government or            Information, Political,   .               .                     .        .
corporation or dollar-denominated debt     Regulatory,
obligations of foreign branches of U.S.    Diplomatic, Liquidity
branches of foreign banks.                 and Currency Risk


Forward Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery     Interest Rate,            .               .         .           .        .        .
at a later date or bought or sold for      Leverage, Credit and
a fixed price at a fixed date.             Experience Risk


High Yield Securities
Debt securities of lower quality that      Interest Rate and         .               .
produce generally higher rates of return.  Credit Risk
These securities, also known as
"junk bonds," tend to be more sensitive
to economic conditions, more volatile,
and less liquid, and are subject
to greater risk of default.

Illiquid Securities
A security that cannot be readily sold,     Liquidity Risk           .               .         .           .        .        .
or cannot be readily sold without
negatively affecting its fair price.
Limited to 15% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to       Credit, Counter-Party    .               .         .           .        .        .
brokers, dealers and financial              and Leverage Risk
institutions to increase return on those
securities. Loans may be made up to
Investment Company Act of 1940 limits
(currently one-third of total assets
including the value of the collateral
received).

                                                     Income Funds Prospectus  55

General Investment Risks
--------------------------------------------------------------------------------

                                                                                                        LIMITED
                                                                                                         TERM
                                                                                                        VARIABLE
                                                                  CORPORATE        INCOME INTERMEDIATE GOVERNMENT STABLE    RATE
                                                                    BOND    INCOME  PLUS   GOVERNMENT    INCOME   INCOME GOVERNMENT

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                        RISK
------------------------------------------------------------------------------------------------------------------------------------


Loan Participations
Debt obligations that represent a portion  Credit Risk                .        .      .        .                    .
of a larger loan made by a bank.
Generally sold without guarantee or
recourse, some participations sell at a
discount because of the borrower's credit
problems.

Mortgage- and Asset-Backed Securities
Securities consisting of undivided         Interest Rate, Credit,     .        .      .        .          .         .        .
fractional interests in pools of consumer  Prepayment and
loans, such as mortgage loans, car loans,  Experience Risk
credit card debt or receivables held in
trust.

Options
The right or obligation to receive or      Credit, Information or             .      .         .                    .
deliver a security cash payment depending  and Liquidity Risk on the security's price or the
performance of an index or benchmark.
Types of options used may include: options
on securities, options on a stock index,
stock index futures and options on stock
index futures to protect liquidity and
portfolio value.

Other Mutual Funds
A pro rata portion of the other fund's       Market Risk              .        .      .        .          .         .        .
expenses, in addition to the expenses
paid by the Funds, will be borne by Fund
shareholders.

Privately Issued Securities
Securities that are not publicly traded      Liquidity Risk           .               .                             .
but which may or may not be resold in
accordance with Rule 144A of the
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a        Credit and
security agrees to buy back a security        Counter-Party Risk      .        .      .         .           .       .        .
at an agreed upon time and price,
usually with interest.

Stripped Obligations
Securities that give ownership to either      Interest Rate Risk      .        .      .         .           .       .
future payments of interest or a future
payment of principal, but not both. These
securities tend to have greater interest
rate sensitivity than conventional debt.

56 Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 76 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

--------------------------------------------------------------------------------
                                BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                        Supervises the Funds' activities
--------------------------------------------------------------------------------
        INVESTMENT ADVISOR                                     CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                        Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA             6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities      Provides safekeeping for the
                                              Funds' assets
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             INVESTMENT SUB-ADVISORS
--------------------------------------------------------------------------------
Wells Capital Management Incorporated         Galliard Capital Management, Inc.
525 Market St., San Francisco, CA             800 LaSalle Ave., #1850,
                                                Minneapolis, MN
Manages the investment activities of each     Manages the Stable Income Fund's
Fund except the Stable Income Fund            investment activities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                                 SHAREHOLDER
                                        TRANSFER                 SERVICING
DISTRIBUTOR         ADMINISTRATOR       AGENT                    AGENTS
--------------------------------------------------------------------------------
Stephens Inc.       Wells Fargo Bank,   Boston Financial Data    Various Agents
111 Center St.      N.A.                Services, Inc.
Little Rock, AR     525 Market St.      Two Heritage Dr.
                    San Francisco, CA   Quincy, MA

Markets the Funds   Manages the         Maintains records        Provide
and distributes     Funds' business     of shares and            services to
Fund shares         activities          supervises the           customers
                                        payment of dividends

--------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
--------------------------------------------------------------------------------
              Advise current and prospective shareholders on their
                                Fund investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                  SHAREHOLDERS
--------------------------------------------------------------------------------

58  Income Funds Prospectus

In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

The Investment Advisor
Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets. For providing these services, Wells Fargo is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

Dormant Investment Advisory Arrangements
Under the existing investment advisory contract for the Funds, Wells Fargo Bank has been retained as an investment advisor for Gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Wells Fargo Bank does not receive any compensation under this arrangement as long as a Gateway fund invests substantially all of its assets in one or more core portfolios. If a Gateway fund redeems assets from a core portfolio and invests them directly, Wells Fargo Bank receives an investment advisory fee from the Gateway fund for the management of those assets.

The Sub-Advisors
Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Funds except the Stable Income Fund, which invests all of its assets in a core portfolio with a substantially similar investment objective and policies. As of June 30, 2000 WCM provided investment advice for assets aggregating in excess of $80 billion.

Galliard Capital Management, Inc. ("Galliard"), an investment advisor subsidiary of Wells Fargo Bank, Minnesota, N.A. (Wells Fargo Bank, MN) formerly known as Norwest Bank Minnesota, N.A. , is the investment sub-advisor for the core portfolio in which the Stable Income Fund invests substantially all of its assets. As of June 30, 2000, Galliard managed approximately $6.4 billion in assets.

The Administrator
Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays 0.25% of its average net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                     Income Funds Prospectus  59

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

 .    Class A Shares--with a front-end sales charge, volume reductions and lower on-going expenses than Class B and Class C shares.

 .    Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher on-going expenses than Class A shares.

 .    Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher on-going expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher on-going expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher on-going expenses assessed against Class B shares.

Class B shares are available for all the Funds in this Prospectus, except for the Variable Rate Government Fund. Class C shares are available for the Corporate Bond, Income Plus and Intermediate Government Income Funds only. They are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher on-going expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares may depend on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more are either treated as orders for Class A shares or they will be refused. For Class C shares, orders of $1,000,000 or more, including purchases made which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, are also either treated as orders for Class A shares or they will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reduced Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

60  Income Funds Prospectus

--------------------------------------------------------------------------------
CLASS A SHARES LISTED IN THIS PROSPECTUS, EXCEPT FOR THE STABLE INCOME FUND, HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                    FRONT-END SALES          FRONT-END SALES
                                      CHARGE AS %              CHARGE AS %
           AMOUNT                      OF PUBLIC                OF AMOUNT
        OF PURCHASE                 OFFERING PRICE              INVESTED

Less than $50,000                       4.50%                     4.71%

$50,000 to $99,999                      4.00%                     4.17%

$100,000 to $249,999                    3.50%                     3.63%

$250,000 to $499,999                    2.50%                     2.56%

$500,000 to $999,999                    2.00%                     2.04%

$1,000,000 and over1                    0.00%                     0.00%

1 We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.


--------------------------------------------------------------------------------
CLASS A SHARES LISTED IN THIS PROSPECTUS FOR THE STABLE INCOME FUND HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                    FRONT-END SALES          FRONT-END SALES
                                      CHARGE AS %              CHARGE AS %
          AMOUNT                       OF PUBLIC                OF AMOUNT
        OF PURCHASE                 OFFERING PRICE              INVESTED

Less than $50,000                       1.50%                     1.52%

$50,000 to $99,999                      1.00%                     1.01%

$100,000 to $499,999                    0.75%                     0.76%

$500,000 to $999,999                    0.50%                     0.50%

$1,000,000 and over*                    0.00%                     0.00%

* We will assess Class A shares purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

                                                    Income Funds Prospectus  61

A Choice of Share Classes
--------------------------------------------------------------------------------

Class B Share CDSC Schedule

If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, two years for the Stable Income Fund, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Reductions" and "Waivers for Certain Parties"). The CDSC schedule is as follows:

-----------------------------------------------------------------------------------------------------
CLASS B SHARES LISTED IN THIS PROSPECTUS, EXCEPT FOR THE STABLE INCOME FUND,
HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN      1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS   7 YEARS   8 YEARS

CDSC                    5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     0.00%    A Shares

-----------------------------------------------------------------------------------------------------
CLASS B SHARES LISTED IN THIS PROSPECTUS FOR THE STABLE INCOME FUND HAVE THE
FOLLOWING SALES CHARGE SCHEDULE:
-----------------------------------------------------------------------------------------------------

REDEMPTION WITHIN      1 YEAR    2 YEARS   3 YEARS   4 YEARS     5 YEARS

CDSC                    1.50%     0.75%     0.00%     0.00%     A Shares

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. After shares are held for six years, two years for the Stable Income Fund, the CDSC expires. After shares are held for seven years, four years for the Stable Income Fund, the Class B shares are converted to Class A shares to reduce your future on-going expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased after May 18, 1999 are also subject to the above applicable CDSC schedule.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

----------------------------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER
MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN      1 YEAR    2 YEARS   3 YEARS   4 YEARS   5 YEARS   6 YEARS    7 YEARS

CDSC                    5.00%     4.00%     3.00%     3.00%     2.00%     1.00%     A Shares

62  Income Funds Prospecus

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares that were purchased prior to March 3, 1997 are subject to a CDSC if they are redeemed within four years of the original purchase. The CDSC schedule for these shares is below:

----------------------------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED PRIOR
TO MARCH 3, 1997 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN       1 YEAR    2 YEARS     3 YEARS     4 YEARS    5 YEARS    6 YEARS    7 YEARS

CDSC                    3.00%     2.00%       1.00%       1.00%      0.00%      0.00%      A Shares

Class B shares received in the reorganization of Norwest Advantage Funds in exchange for Norwest Advantage Fund shares purchased prior to May 18, 1999 are subject to the following sales charge schedule on the exchanged shares, except for the Stable Income Fund, and such shares convert to Class A shares automatically after seven years:

----------------------------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR NORWEST ADVANTAGE FUND SHARES, EXCEPT FOR
STABLE INCOME FUND, PURCHASED PRIOR TO MAY 18, 1999 HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
----------------------------------------------------------------------------------------------------
REDEMPTION WITHIN       1 YEAR    2 YEARS     3 YEARS    4 YEARS     5 YEARS    6 YEARS    7 YEARS

CDSC                    3.00%     2.00%       2.00%      1.00%       0.00%      0.00%      A Shares

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective higher CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

We always process partial redemptions so that the least expensive shares are redeemed first in order to reduce your sales charges. Class C shares do not convert to Class A shares, and therefore continue to pay the higher on-going expenses.

                                                     Income Funds Prospectus  63

Reduced Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

 .    You pay no sales charges on Fund shares you buy with
     reinvested distributions.

 .    You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

 .    By signing a Letter of Intent ("LOI"),you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

 .    Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo front-end load Funds, in which you have already paid a front-end load in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

 .    You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

 .    You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

 .    a family unit,including children under the age of twenty-one or single trust estate;

 .    a trustee or fiduciary purchasing for a single fiduciary relationship;or

 .    the members of a "qualified group"which consists of a "company"(as defined in the Investment Company Act of 1940, as amended), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.


                   How a Letter of Intent Can Save You Money!

     If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.50% sales load on the entire purchase. Otherwise, you might pay 4.50% on the first $49,999, then 4.00% on the next $50,000!

64  Income Funds Prospectus

--------------------------------------------------------------------------------

Class B and Class C Share CDSC Reductions

 .    You pay no CDSC on Funds shares you purchase with reinvested distributions.

 .    We waive the CDSC for all redemptions made because of scheduled(Rule 72T withdrawal schedule) or mandatory (withdrawals made after age 701/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

 .    We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by the Internal Revenue Code of 1986.)

 .    We waive the CDSC for redemptions made at the direction of Wells Fargo Bank in order to,for example, complete a merger or close an account whose value has fallen below the minimum balance.

 .    We waive the Class B share CDSC for withdrawals made by former Norwest
     Advantage Fund shareholders in certain qualified accounts up to certain limits (See the Statement of Additional Information for further details).

 .    We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after May 18,1999 for former Norwest Advantage Funds shareholders, after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all the following circumstances:

 .    withdrawals are made by participating in the Systematic Withdrawal Plan;

 .    withdrawals may not exceed 10% of your Fund assets (including "free"shares)
     annually based on your anniversary date in the Systematic Withdrawal Plan; and

 .    you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

 .    Current and retired employees,directors/trustees and officers of:

     .    Wells Fargo Funds and its affiliates;

     .    Wells Fargo & Company and its affiliates;

     .    Stephens Inc.and its affiliates;and

     .    Broker-Dealers who act as selling agents.

 .    and the families of any of the above.Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker/dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

                                                     Income Funds Prospectus  65

Reduced Sales Charges
--------------------------------------------------------------------------------

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are as follows:

FUND                                        CLASS B          CLASS C

Corporate Bond Fund                          0.75%            0.75%

Income Fund                                  0.75%             N/A

Income Plus Fund                             0.75%            0.75%

Intermediate Government Income Fund          0.75%            0.75%

Limited Term Government Income Fund          0.75%             N/A

Stable Income Fund                           0.75%             N/A

Variable Rate Government Fund                 N/A              N/A

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

66  Income Funds Prospectus

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 .    You should carefully read the Prospectus for the Fund into which you wish to exchange.

 .    Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 .    If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

 .    Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

 .    Exchanges between Class B shares and the Wells Fargo Money Market Fund
     Class B shares will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges into Money Market Fund Class B shares are subject to certain restrictions in addition to those described above.

 .    Exchanges from any share class to a money market fund can only be re-exchanged for the original share class.

 .    In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

 .    You may make exchanges between like share classes. You may also exchange from any Class C shares into the Money Market Fund Class A shares. Exchanged shares retain any applicable CDSC upon redemption.

Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

                                                     Income Funds Prospectus  67

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

 .    As with all mutual fund investments,the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

 .    We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

 .    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

 .    The Funds are open for business on each day the NYSE is open for
     business.NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

You Can Buy Fund Shares

 .    By opening an account directly with the Fund (simply complete and return a
     Wells Fargo Funds Application with proper payment);

 .    Through a brokerage account with an approved selling agent;or

 .    Through certain retirement,benefit and pension plans,or through certain packaged investment products (please see the providers of the plan for instructions).

Minimum Investments

 .    $1,000 per Fund minimum initial investment;

 .    $100 per Fund if you use the Systematic Purchase Program;and

 .    $100 per Fund for all investments after your investment.

We may waive the minimum for Funds you purchase through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

68  Income Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
 .    Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (if no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

 .    Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example,"Wells Fargo Corporate Bond Fund, Class B."

 .    All purchases must be made in U.S. dollars and checks must be drawn on U.S.
     banks.

 .    You may start your account with $100 if you elect the Systematic Purchase plan option on the Application.

 .    Mail to: Wells Fargo Funds
              ATTN: CCSU-Boston Financial
              Box 8266
              02266-8266

     Overnight Mail Only: Wells Fargo Funds
                          ATTN: CCSU-Boston Financial P.O.
                          66 Brooks Drive Boston, MA
                          Braintree, MA 02184

--------------------------------------------------------------------------------
  IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .    Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

 .    Enclose the payment stub/card from your statement if available.

 .    Mail to: Wells Fargo Funds
              ATTN: CCSU-Boston Financial PO Box
              8266 Boston, MA 02266-8266

                                                     Income Funds Prospectus  69

Your Account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

 .    You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 .    If you do not currently have an account, complete a Wells Fargo Funds
     Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

 .    Mail the completed application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .    Overnight Application to: Wells Fargo Funds
                               ATTN: CCSU-Boston Financial
                               66 Brooks Drive
                               Braintree, MA 02184

 .    Wire money to:            State Street Bank & Trust       Attention:
                               Boston, MA                      Wells Fargo Funds (Name
                                                               of Fund and Share Class)
                               Bank Routing Number:
                               ABA 011 000028                  Account Name:
                                                               (Registration Name
                               Wire Purchase Account Number:   Indicated on Application)
                               9905-437-1

IF YOU ARE BUYING ADDITIONAL SHARES:

 .    Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .    Wire money to:            State Street Bank & Trust       Attention:
                               Boston, MA                      Wells Fargo Funds (Name of
                                                               Fund and Share Class)
                               Bank Routing Number:
                               ABA 011 000028                  Account Name:
                                                               (Registration Name
                               Wire Purchase Account Number:   Indicated on Account)
                               9905-437-1

70  Income Funds Prospectus

                                               How to Buy Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

 .    Call Investor Services and instruct the representative to either:

     .    transfer at least $1,000 from a linked settlement account, or

     . exchange at least $1,000 worth of shares from an existing Wells Fargo Fund. Please see the "Exchanges" section for special rules.

 .    Call: 1-800-222-8222, option 0

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------
 .    Call Investor Services and instruct the representative to either:

     .    transfer at least $100 from a linked settlement account, or

     .    exchange at least $100 worth of shares from another Wells Fargo Fund.

 .    Call: 1-800-222-8222, option 0

                                                    Income Funds Prospectus   71

Your Account
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

 .    Write a "Letter of Instruction" stating your name, your account number, the
     Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

 .    Make sure all the account owners sign the request exactly as their names appear on the account application.

 .    You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Shareholder Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Signature Guarantees are required for mailed redemption requests over
     $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

 .    Mail to: Wells Fargo Funds
              ATTN: CCSU-Boston Financial
              PO Box 8266
              Boston, MA 02266-8266

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

 .    Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

 .    Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

 .    You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

 .    Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

 .    Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

 .    We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

 .    Call: 1-800-222-8222, option 0


72   Income Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------

 .    We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

 .    Your redemptions are net of any applicable CDSC.

 .    If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 .    We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 .    Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.


                                                    Income Funds Prospectus   73

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs

These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic Withdrawals may only be processed on or about the 25th day of each month. Call Investor Services at 1-800-222-8222, option 0, for more information.

 .    Systematic Purchase Plan--With this program,you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase and specify an amount of at least $100.

 .    Systematic Exchange Plan--With this program,you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

 .    Systematic Withdrawal Plan--With this program,you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .    must have a Fund account valued at $10,000 or more;

     .    must have your distributions reinvested; and

     .    may not simultaneously participate in the Systematic Purchase Plan.

It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

Dividend and Capital Gain Distributions

The Funds in this Prospectus pay any dividends monthly and make any capital gains distributions annually.

We offer the following distribution options:

 .    Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

 .    Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

 .    Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.


74   Income Funds Prospectus

--------------------------------------------------------------------------------

 .    Directed Distribution Purchase Option--Lets you buy shares of a different
     Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes

This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Federal income tax considerations are discussed further in the Statement of Additional Information.

We will pass on to you substantially all of the Funds' income and gains. Distributions of a Fund's ordinary income, short-term capital gain and certain other items will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as net capital gain. Corporate shareholders may be able to deduct a portion of distributions from the Income Plus Fund but no other Fund when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take the distribution in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return for part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

In general, your redemptions (including redemptions in-kind) and exchanges of Fund shares will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed Fund shares for more than one year at the time of redemption.

Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by the Funds.


                                                    Income Funds Prospectus   75

Table of Predecessors
--------------------------------------------------------------------------------

The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund for the periods prior to November 8, 1999 are the performance histories and financial highlights of the predecessor fund.


Wells Fargo Funds Trust                 Predecessor Fund

Corporate Bond Fund                     Stagecoach Corporate Bond Fund

Income Fund                             Norwest Advantage Income Fund

Income Plus Fund                        Stagecoach Strategic Income Fund

Intermediate Government Income Fund     Norwest Advantage Intermediate
                                        Government Income Fund

Limited Term Government Income Fund     Stagecoach Short-Intermediate U.S.
                                        Government Income Fund

Stable Income Fund                      Norwest Advantage Stable Income Fund

Variable Rate Government Fund           Stagecoach Variable Rate Government Fund


76   Income Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Portfolio Managers
--------------------------------------------------------------------------------

N. Graham Allen, FCMA
Income Plus Fund and its predecessor since 1998
Mr. Allen joined WCM in 1998 and is the Firm's Chief Fixed-Income Officer. His responsibilities include overseeing of non-dollar fixed-income investments in major developed countries, emerging markets, Yankee bonds and global high yield investments. Prior to joining WCM, he headed the international bond management team at Bradford & Marzec, an investment advisor firm, where he was responsible for managing high yield securities investments from 1988 to 1998. Educated in England, Mr. Allen is a Fellow Chartered Management Accountant, a recognized accounting body in the United Kingdom.

Marjorie H. Grace, CFA
Income Fund and its predecessor since 1996
Intermediate Government Income Fund and its predecessor since 1995
Ms. Grace joined WCM in 1998 and is Managing Director for Taxable Fixed-Income. WCM and NIM combined investment advisory services under the WCM name in 1999. She currently manages $2 billion in taxable core portfolios for WCM, and a total of $1 billion in assets for the two funds listed above. At NIM, she was a Vice President and Director of Taxable Fixed-Income, where she managed a variety of taxable and tax-exempt mutual and common bond funds, and where she had been affiliated since 1992. Prior to NIM, she was the portfolio manager of $1.2 billion in U.S. government, corporate, municipal, and money market securities at United Banks of Colorado. Prior to United Banks, she held positions as liquidity portfolio manager/assistant treasurer at Columbia Savings and portfolio manager at Metro National Bank. She began her 19-year investment career as an account executive at Thomson McKinnon securities. Ms. Grace received her BA in Mathematics and Computer Science from the University of California at Los Angeles in 1972 and an MBA from the University of Colorado in 1981. She earned the designation of Chartered Financial Analyst in 1995.

John Huber
Stable Income Fund and its predecessor since 1998
Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Strategic Value Bond Portfolio and specializes in corporate and asset/mortgage-backed securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest's Capital Market Credit Group. Mr. Huber received a BA in Communications from the University of Iowa and a MBA from the University of Minnesota.

Daniel J. Kokoszka, CFA
Income Plus Fund and its predecessor since 1998
Mr. Kokoszka joined WCM in 1998 as a Portfolio Manager and became the Managing Director of Global Fixed-Income in 1999. Mr. Kokoszka is responsible for non-dollar fixed-income investments in major developed countries and U.S. dollar fixed-income investments (Yankee bonds) in emerging markets. He joined the firm in 1998 from Bradford & Marzec, Inc., an investment advisory firm, where he was a Portfolio Manager on the International Portfolio Management Team from 1993 to 1998. Mr. Kokoszka received a BS in Astronomy from Villanova University, a MS in Mechanical Engineering from George Washington University and a MBA from the University of Rochester. He is a Certified Management Accountant and is Certified in Financial Management.


78   Income Funds Prospectus

--------------------------------------------------------------------------------


Paul C. Single
Variable Rate Government Fund and its predecessor since 1990
Mr. Single joined WCM in 1997 and has been managing taxable fixed-Income portfolios as a member of the Core-Plus Team. He specializes in Treasury, agency and asset-backed securities. Mr. Single's 19 years of experience in fixed-income investing includes a portfolio management position for Wells Fargo Bank from 1988 to 1997. Mr. Single received a BS in Physical Education from Springfield College.

Scott M. Smith, CFA
Income Plus Fund and its predecessor since 1998
Variable Rate Government Fund and its predecessor since 1993
Mr. Smith joined WCM in 1997 and currently manages taxable fixed-income portfolios as a member of the Core-Plus Team. His emphasis is on the corporate and mortgage-backed sectors. From 1988 to 1997, while at Wells Fargo Bank, he was a short duration fixed-income specialist and trust administrator. He has 11 years of experience in the investment industry. Mr. Smith received his BA in International Relations/Business from the University of San Diego.

Mark Walter
Income Fund since 2000
Limited Term Government Income Fund since 2000
Mr. Walter joined WCM in 1999 as a portfolio manager with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of assistant portfolio manager at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. As an assistant portfolio manager, Mr. Walter assisted in the management of both taxable and tax-exempt fixed-income funds. Prior to WCM, he worked as an Investment Consultant for Kirkpatrick, Petris, a brokerage firm that is a wholly owned subsidiary of the Mutual of Omaha. In his capacity as an Investment Consultant, Mr. Walter sold and traded taxable and tax-exempt fixed-income securities to institutional clients. Mr. Walter received a BS in Finance from the University of Colorado at Boulder in 1996.

Jeffrey L. Weaver, CFA
Corporate Bond Fund since 2000
Mr. Weaver joined Wells Fargo Bank/WCM in 1994 as a portfolio manager for taxable short-duration fixed income portfolios. Prior to joining WCM, Mr. Weaver was a short-term fixed income trader and portfolio manager with Bankers Trust Company in New York. He has over nine years of investment management experience. He earned his BA in Economics from the University of Colorado, Boulder, and is a Chartered Financial Analyst. Mr. Weaver is a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco.


                                                    Income Funds Prospectus   79

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Collateralized Mortgage Obligations ("CMOs")
Securities collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capitalgains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.


80   Income Funds Prospectus

--------------------------------------------------------------------------------

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration
A measure of a security`s or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Investment Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

                                                    Income Funds Prospectus   81

Glossary
--------------------------------------------------------------------------------

Moody's
A nationally recognized ratings organization.

Nationally Recognized Ratings Organization ("NRRO")
A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP")
The NAV with the sales load added.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows them to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P
Standard and Poor's, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Stripped Treasury Securities
Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Total Return
The annual return on an investment, including any appreciation or decline in share value, assumes

82   Income Funds Prospectus

--------------------------------------------------------------------------------
reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Weighted Average Maturity
The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

Zero Coupon Securities
Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.


                                                    Income Funds Prospectus   83

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORT
provides certain financial and other important information including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 1, option 5

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call:1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings -1-800-869-3557
Next Stage IRA or Stagecoach IRA -1-800-237-8472
Wells Fargo Portfolio Advisor -1-800-689-7882

P005
ICA Reg No.
811-09253
Updated 10/00  NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE [LOGO OF
                                                                 RECYCLED PAPER]
84   Income Funds Propectus

                                                        [WELLS FARGO FUNDS LOGO]

Institutional Class

WELLS FARGO INCOME FUNDS

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

   PROSPECTUS

Diversified Bond Fund

Income Fund

Intermediate Government Income Fund

Limited Term Government Income Fund

Stable Income Fund

                                                                  October 1 2000

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Table of Contents                                                                          Income Funds
--------------------------------------------------------------------------------------------------------
Overview                                   Objectives and Principal Strategies                     4
This section contains important            Summary of Important Risks                              6
summary information about the              Performance History                                     8
Funds.                                     Summary of Expenses                                    14
                                           Key Information                                        16
--------------------------------------------------------------------------------------------------------
The Funds                                  Diversified Bond Fund                                  18
This section contains important            Income Fund                                            22
information about the individual           Intermediate Government Income Fund                    24
Funds.                                     Limited Term Government Income Fund                    28
                                           Stable Income Fund                                     32
                                           General Investment Risks                               36
                                           Organization and Management of the Funds               41
--------------------------------------------------------------------------------------------------------
Your Investment                            Your Account                                           44
Turn to this section for                     How to Buy Shares                                    45
information on how to open an                How to Sell Shares                                   46
account and how to buy, sell and             Exchanges                                            47
exchange Fund shares.
--------------------------------------------------------------------------------------------------------
Reference                                  Other Information                                      48
Look here for additional                   Table of Predecessors                                  49
information and term                       Description of Core Portfolios                         50
definitions.                               Portfolio Managers                                     52
                                           Glossary                                               54

Income Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.

--------------------------------------------------------------------------------------------------------
FUND                                       OBJECTIVE
--------------------------------------------------------------------------------------------------------
Diversified Bond Fund                      Seeks total return by diversifying its investments among different fixed-income investment styles.

Income Fund                                Seeks current income and total return.

Intermediate Government                    Seeks current income, consistent with safety of principal.
Income Fund

Limited Term Government                    Seeks current income, while preserving capital.
Income Fund

Stable Income Fund                         Seeks stability of principal while providing low volatility total return.

--------------------------------------------------------------------------------

PRINCIPAL STRATEGY

We invest in investment grade U.S. and foreign debt securities using a "multi-style" approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns.

We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage- and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which is currently about 5-6 years, but is expected to change frequently).

We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target the average portfolio duration in a range based on the average duration of 5 year U.S. Treasury securities.

We invest in short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

The Fund is a Gateway fund that invests in short-term investment-grade securities which includes mortgage-backed securities and U.S. Government obligations. We invest in fixed and variable rate U.S. dollar-denominated fixed-income securities of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations and others.

Summary of Important Risks
-------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Funds described in this Prospectus, and important risks that relate specifically to particular Funds. Both are important to your investment choice. Additional information about these and other risks is included in:

 . the individual Fund Descriptions later in this Prospectus;

 . under the "General Investment Risks" section beginning on page 36; and

 . in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Debt Securities

 The Funds invest in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

--------------------------------------------------------------------------------

The U.S. Government does not directly or indirectly insure or guarantee the performance of a Fund. Mortgage-backed securities are subject to the risk that homeowners may refinance existing mortgages to take advantage of lower rates. Such "prepayment" results in an early return of principal that is then reinvested at what is likely to be a lower yield. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

----------------------------------------------------------------------------------------
FUND                                                        SPECIFIC RISKS
----------------------------------------------------------------------------------------
                                       The U.S. Government does not guarantee the market value or current yield of its obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government.
Diversified Bond Fund                  Mortgage-backed securities are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio.

                                       The Fund is primarily subject to the debt securities risks described in the "Common Risks" section above. Mortgage-backed securities
Income Fund                            are subject to prepayment risk and to extension risk, either of which can reduce the rate of return on the portfolio.

                                       The U.S. Government does not guarantee the market value or
Intermediate Government                current yield of its obligations. Not all U.S. Government obligations
Income Fund and                        are backed by the full faith and credit of the U.S. Government.
Limited Term Government                Mortgage-backed securities are subject to prepayment risk and to
Income Fund                            extension risk, either of which can reduce the rate of return on the portfolio.

                                       The Fund is primarily subject to the debt securities risks described in the "Common Risks" section above. Investments in
Stable Income Fund                     foreign obligations may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

Performance History
-------------------------------------------------------------------------------

     The information on the following pages shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns from inception, and for one-, five- and ten-year periods (as applicable) are compared to the performance of an appropriate broad-based index.

     Please remember that past performance is no guarantee of future results.

     Diversified Bond Fund Institutional Class Calendar Year Returns (%)*


                           [BAR GRAPH APPEARS HERE]


Best Qtr.: Q3 '98 . 5.30%                 Worst Qtr.: Q1 '94 . -1.94%

* The Fund's year-to-date performance through June 30, 2000 was 4.93%.

  Average annual total return (%)

  for the period ended 12/31/99                    1 year             5 years              10 years
  Institutional Class (Incept. 11/11/94)/1/        -1.19                6.73                 6.47

  LB Aggregate Bond Index/2/                       -0.82                7.73                 7.70

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/  Lehman Brothers Aggregate Bond Index.

-------------------------------------------------------------------------------

Income Fund Institutional Class Calendar Year Returns (%)*



Best Qtr.: Q3 '91 . 6.21%      Worst Qtr.: Q2 '94 . -3.30%

*  The Fund's year-to-date performance through June 30, 2000 was 3.34%.

   Average annual total return (%)

   for the period ended 12/31/99                       1 year         5 years          10 years
Institutional Class (Incept. 8/2/93)/1/                 -3.91           6.67             6.94

LB Aggregate Bond Index/2/                              -0.82           7.73             7.70

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, and includes all fees and expenses applicable to that class.The Class A shares commenced operations on June 9, 1987.

/2/  Lehman Brothers Aggregate Bond Index.

Performance History
-------------------------------------------------------------------------------

     Intermediate Government Income Fund Institutional Class Calendar Year Returns (%)*


                           [BAR GRAPH APPEARS HERE]


Best Qtr.: Q3 '98 . 6.00%     Worst Qtr.: Q2 '94 . -3.73%

*  The Fund's year-to-date performance through June 30, 2000 was 3.80%.

   Average annual total return (%)

   for the period ended 12/31/99                   1 year         5 years           10 years
   Institutional Class (Incept. 11/11/94)/1/       -2.21            6.46                6.28

   LB Intermediate U.S. Gov't. Index/2/             0.49            6.93                7.10

/1/ Performance shown for periods prior to November 11, 1994 reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of the Institutional Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.

/2/ Lehman Brothers Intermediate U.S. Government Index.

--------------------------------------------------------------------------------

Limited Term Government Income Fund Institutional Class
Calendar Year Returns (%)*

                           [BAR GRAPH APPEARS HERE]


Best Qtr.: Q3 '98 . 4.89%       Worst Qtr.: Q3 '94 . -0.67%

*  The Fund's year-to-date performance through June 30, 2000 was 2.81%.

   Average annual total return (%)
                                                                                       Since
   for the period ended 12/31/99               1 year          5 years               Inception
   Institutional Class (Incept. 9/6/96)/1/      -0.17           6.20                   4.83

   LB Intermediate Gov't./Credit Index/2/        0.39           7.10                   5.37

/1/ Performance shown for periods prior to the inception of the Institutional Class shares reflects the performance of the Class A shares, which incepted on October 27, 1993.

/2/  Lehman Brothers Intermediate Government/Credit Index.

Performance History
--------------------------------------------------------------------------------

     Stable Income Fund Institutional Class Calendar Year Returns (%)*


                           [BAR GRAPH APPEARS HERE]


Best Qtr.: Q2 '95 . 2.24%       Worst Qtr.: Q2 '99 . 0.69%

*  The Fund's year-to-date performance through June 30, 2000 was 3.02%.

   Average annual total return (%)
                                                                                         Since
   for the period ended 12/31/99              1 year             5 years               Inception
   Institutional Class (Incept. 11/11/94)       3.57               5.83                  5.81

   ML Treasury Bill One-Year/1/                 4.03               5.85                  5.70

/1/ Merrill Lynch Treasury Bill One-Year Index.

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Income Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.


SHAREHOLDER FEES
                                                                                  All Funds
----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                                  None

Maximum deferred sales charge (load) (as a percentage of the lower of
the net asset value ("NAV") at purchase or the NAV at redemption)                    None
----------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------------------------------------
                                                            Diversified       Income
                                                            Bond Fund/3/       Fund
----------------------------------------------------------------------------------------------
Management Fees                                                0.75%           0.50%
Distribution (12b-1) Fees                                      0.00%           0.00%
Other Expenses/1/                                              0.27%           0.26%
----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                           1.02%           0.76%
----------------------------------------------------------------------------------------------
Fee Waivers                                                    0.32%           0.01%
----------------------------------------------------------------------------------------------
NET EXPENSES/2/                                                0.70%           0.75%
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
                                                 Intermediate     Limited Term
                                                 Government       Government      Stable
                                                 Income Fund      Income Fund     Income Fund/3/
----------------------------------------------------------------------------------------------------
Management Fees                                    0.50%           0.50%           0.50%
Distribution (12b-1) Fees                          0.00%           0.00%           0.00%
Other Expenses/1/                                  0.29%           0.33%           0.29%
----------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES               0.79%           0.83%           0.79%
----------------------------------------------------------------------------------------------------
Fee Waivers                                        0.11%           0.15%           0.14%
----------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                    0.68%           0.68%           0.65%
----------------------------------------------------------------------------------------------------

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The Advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

/3/  Includes expenses from the core portfolio(s) in which the Fund invests.

                                                             Summary of Expenses
--------------------------------------------------------------------------------

EXAMPLE OF EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

------------------------------------------------------------------------------------
                                                          Diversified      Income
                                                           Bond Fund        Fund
------------------------------------------------------------------------------------
1 YEAR                                                       $   72          $ 77
3 YEARS                                                      $  293          $242
5 YEARS                                                      $  532          $421
10 YEARS                                                     $1,219          $941
------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                           Intermediate    Limited Term
                                            Government     Government       Stable
                                            Income Fund    Income Fund   Income Fund
------------------------------------------------------------------------------------
1 YEAR                                          $ 69         $   69          $ 66
3 YEARS                                         $241         $  250          $238
5 YEARS                                         $428         $  446          $425
10 YEARS                                        $968         $1,011          $965
------------------------------------------------------------------------------------

Key Information
--------------------------------------------------------------------------------

     Core and Gateway Structure

     Some of the Funds in this Prospectus are "Gateway" funds in a "core and Gateway" structure. In this structure, a Gateway fund invests substantially all of its assets in one or more core portfolios whose objectives and investment strategies are consistent with a Fund's investment objective. Gateway funds can enhance their investment opportunities and reduce their expenses through sharing the costs and benefits of managing a large pool of assets. Core portfolios do not offer shares to the public. Certain administrative and other fees and expenses are charged to both the Gateway fund and the core portfolio(s).The services provided and fees charged to a Gateway fund are in addition to and not duplicative of the services provided and fees charged to the core portfolios. References to the activities of a Gateway fund are understood to refer to the investments of the core portfolio(s) in which it invests.

     ---------------------------------------------------------------------------

     Important information you should look for as you decide to invest in a
     Fund:

     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------

     Investment Objective and Investment Strategies

     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies descriptions for each Fund tell you:

     . what the Fund is trying to achieve;

     . how we intend to invest your money; and

     . what makes a Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------
     Permitted Investments

     A summary of the Fund's key permitted investments and practices.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Diversified Bond Fund
--------------------------------------------------------------------------------

     Investment Objective

     The Diversified Bond Fund seeks total return by diversifying its investments among different fixed-income investment styles.

     ---------------------------------------------------------------------------

     Investment Strategies

     The Fund is a Gateway fund that uses a "multi-style" fixed-income investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns."Style" means either an approach to selecting investments, or a type of investment that is selected for a portfolio. The Fund's portfolio combines the different fixed-income investment styles of 3 portfolios--Managed Fixed-Income style, Strategic Value Bond style, and Positive Return style.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal market conditions, we invest in:

     . at least 65% of total assets in debt securities;

     . U.S. Government obligations;

     . mortgage- or asset-backed securities; and

     . dollar-denominated debt of U.S. branches of foreign banks.

     The percentage of Fund assets invested in each core portfolio may temporarily deviate from the current allocations due to changes in market value. The Advisor will effect transactions daily to reestablish the current allocations. The Advisor may make changes in the current allocation at any time in response to market and other conditions. The Fund also may invest in more or fewer core portfolios or invest directly in a portfolio of securities.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During such periods, the Fund may not achieve its objective of providing total return.

     ---------------------------------------------------------------------------

     Important Risk Factors

     To manage its exposure to different types of investments, a Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps,""floors" and "collars."

     You should consider the "Description of Core Portfolios" section on page 50 for the objective and principal strategies of these portfolios, and the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 36; and the specific risks listed here. They are all important to your investment choice.

-------------------------------------------------------------------------------

Portfolio Allocation

As of May 31, 2000, the core portfolio allocations for the Fund were as follows:

Investment Style/Portfolios                  Allocation
Managed Fixed-Income Portfolio                 50.0%
Strategic Value Bond Portfolio                 16.7%
Positive Return Portfolio                      33.3%

TOTAL FUND ASSETS                             100.0%

-------------------------------------------------------------------------------

Portfolio Management

Please see the "Description of Core Portfolios" section on page 50 for the objective and principal strategies of each portfolio, and the "Portfolio Managers" section on page 52 for the professional summaries for these managers.

Core Portfolio          Sub-Advisor     Portfolio Manager(s)
Managed Fixed-Income     Galliard       Richard Merriam, CFA; and Ajay Mirza

Strategic Value Bond     Galliard       Richard Merriam, CFA; John Huber; and Ajay Mirza

Positive Return Bond     Peregrine      William D. Giese, CFA; and Patricia Burns, CFA

Diversified Bond Fund
-------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                     INSTITUTIONAL CLASS SHARES--
                                                     COMMENCED ON NOVEMBER 11, 1994
                                             -------------------------------------------------------------------
                                                          May 31,                             May 31,
For the period ended:                                      2000                               1999
                                             -------------------------------------------------------------------
Net asset value, beginning of period                      $26.11                             $27.03

Income from investment operations:
  Net investment income (loss)                              1.43                               1.34
  Net realized and unrealized gain (loss)
   on investments                                          (0.63)                             (0.17)

Total from investment operations                            0.80                               1.17

Less distributions:
  Dividends from net investment income                     (1.16)                             (1.43)
  Distributions from net realized gain                     (0.53)                             (0.66)

Total from distributions                                   (1.69)                             (2.09)

Net asset value, end of period                            $25.22                             $26.11

Total return (not annualized)/4/                            3.22%                              4.15%

Ratios/supplemental data:
  Net assets, end of period (000s)                      $190,283                           $179,133

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                   0.70%/1/                           0.70%/1/
  Ratio of net investment income (loss)
   to average net assets                                    5.80%                              5.58%

Portfolio turnover                                            68%/2/                             77%/2/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                                  0.92%/1/                           1.07%/1/

/1/ Includes expenses allocated from the core portfolio in which the Fund invests.

/2/ Portfolio turnover rate represents the activity from the Fund's investment in the underlying core portfolios.

/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/4/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

/5/ The Fund changed its fiscal year-end from October 31 to May 31.

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
May 31,                  May 31,                            May 31,                    Oct. 31,
1998                      1997                              1996/5/                      1995
------------------------------------------------------------------------------------------------
  $25.60                   $26.03                             $27.92                      $25.08

    1.61                     1.59                               1.07                        1.65

    1.51                     0.01                              (0.99)                       1.19

    3.12                     1.60                               0.08                        2.84

   (1.66)                   (1.69)                             (1.67)                       0.00
   (0.03)                   (0.34)                             (0.30)                       0.00

   (1.69)                   (2.03)                             (1.97)                       0.00

  $27.03                   $25.60                             $26.03                      $27.92

   12.39%                    6.23%                              0.22%                      11.32%

$134,831                 $162,310                           $167,159                    $171,453

    0.70%/1/                 0.70%                              0.70%                       0.67%

    5.98%                    6.19%                              6.78%                       5.87%

      91%/2/                   57%                               119%                         59%

    1.02%/1/                 0.77%                              0.77%                       0.82%

Income Fund
-------------------------------------------------------------------------------

     Portfolio Managers: Marjorie H. Grace, CFA; Mark Walter

     --------------------------------------------------------------------------

     Investment Objective

     The Income Fund seeks current income and total return.

     --------------------------------------------------------------------------
     Investment Strategies

     We invest in a diversified portfolio of debt and variable-rate debt securities issued by domestic and foreign issuers. We invest in a broad spectrum of U.S. issues, including U.S. Government obligations, mortgage-and other asset-backed securities, and the debt securities of financial institutions, corporations, and others. We target average portfolio duration in a range based around the average portfolio duration of the mutual funds included in the Lipper Corporate A-Rated Debt Average (which is currently about 5-6 years, but is expected to change frequently). We attempt to enhance the Fund's performance by adjusting the average duration within the range to benefit from the effect of various economic factors, such as inflation, or growth cycles.

     --------------------------------------------------------------------------

     Permitted Investments

     Under normal market conditions, we invest:

     . up to 70% of total assets in corporate debt securities such as bonds, debentures and notes, including debt securities that can be converted into or exchanged for common stocks;

     . at least 30% of total assets in U.S. Government obligations;

     . up to 50% of total assets in mortgage-backed securities and up to 25% of total assets in asset-backed securities; and

     . at least 80% of our total assets in investment-grade debt securities. The
       Fund may invest up to 20% of its total assets in below investment-grade securities rated, at the time of purchase, in the fifth highest long-term rating category assigned by a nationally recognized ratings organization ("NRRO").

     We may also invest in zero coupon securities and enter into dollar roll transactions. We invest primarily in securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 40 years. It is anticipated that the Fund's portfolio will have an average dollar-weighted maturity of between 3 and 15 years.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and total return.

     --------------------------------------------------------------------------

     Important Risk Factors

     Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can lower the rate of return on the portfolio. The Income Fund may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher rated securities.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 36; and the specific risks listed here. They are all important to your investment choice.

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING


                                                          INSTITUTIONAL CLASS SHARES--
                                                          COMMENCED ON AUGUST 2, 1993
                                                          -----------------------------------------------------------------
                                                           May 31,      May 31,      May 31,      May 31,      May 31,
For the period ended:                                       2000         1999         1998         1997         1996
                                                          -----------------------------------------------------------------
Net asset value, beginning of period                       $9.47         $9.78        $9.27        $9.26        $9.62

Income from investment operations:
Net investment income (loss)                                0.61          0.59         0.61         0.62         0.61
Net realized and unrealized gain (loss)
  on investments                                           (0.62)        (0.31)        0.51         0.01        (0.36)

Total from investment operations                           (0.01)         0.28         1.12         0.63         0.25

Less distributions:
  Dividends from net investment income                     (0.61)        (0.59)       (0.61)       (0.62)       (0.61)
  Distributions from net realized gain                      0.00          0.00         0.00         0.00         0.00

Total from distributions                                   (0.61)        (0.59)       (0.61)       (0.62)       (0.61)

Net asset value, end of period                             $8.85         $9.47        $9.78        $9.27        $9.26

Total return (not annualized)/2/                           (0.10)%        2.81%       12.35%        6.90%        2.58%

Ratios/supplemental data:
  Net assets, end of period (000s)                      $369,719      $348,472     $290,566     $258,207     $271,157

Ratios to average net assets (annualized):
  Ratio of expenses to average net asset                    0.75%         0.75%        0.75%        0.75%        0.75%
  Ratio of net investment income (loss)
   to average net assets                                    6.65%         6.00%        6.32%        6.59%        6.30%

Portfolio turnover                                           124%          202%         167%         231%         270%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/1/                                  0.82%         0.92%        0.92%        1.02%        1.06%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/2/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

Intermediate Government Income Fund
--------------------------------------------------------------------------------

     Portfolio Manager: Marjorie H. Grace, CFA

     ---------------------------------------------------------------------------
     Investment Objective
     The Intermediate Government Income Fund seeks current income, consistent with safety of principal.

     ---------------------------------------------------------------------------

     Investment Strategies
     We invest primarily in fixed and variable rate U.S. Government obligations. Under normal circumstances, we invest at least 65% of our total assets in U.S. Government obligations and may invest up to 35% of our total assets in debt securities that are not U.S. Government obligations. We target the average portfolio duration in a range based on the average duration of 5-year U.S. Treasury securities. As a result, the dollar-weighted average maturity of the Fund, which was approximately 7.6 years as of July 31, 2000, generally ranges from four to ten years. We emphasize the use of intermediate maturity securities to manage interest rate risk and use mortgage-backed securities to enhance yield.

     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     . at least 65% of total assets in U.S. Government obligations;

     . up to 50% of total assets in mortgage-backed securities, and up to 25% of our total assets in asset-backed securities; and

     . up to 10% of our total assets in zero coupon securities.

     As part of our mortgage-backed securities investments, we may enter into dollar rolls. We may not invest more than 25% of our total assets in securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury.

     We will purchase only securities that are rated, at the time of purchase, within the two highest rating categories assigned by an NRRO or, if unrated, are determined by us to be of comparable quality.

     We may use options, swap agreements, interest rate caps, floors and collars, and futures contracts to manage risk. We also may use options to enhance return.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective of current income consistent with safety of principal.

--------------------------------------------------------------------------------

Important Risk Factors
Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Zero coupon securities are sensitive to changes in interest rates, and tend to lose value in a rising interest rate environment. Zero coupon securities also generate ordinary income, which must be distributed to shareholders, even when they do not generate funds to pay such distributions.

You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 36; and the specific risks listed here. They are all important to your investment choice.

Intermediate Government Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                          INSTITUTIONAL CLASS SHARES--
                                                          COMMENCED ON NOVEMBER 11, 1994
                                                         -----------------------------------------------------
                                                           May 31,                             May 31,
For the period ended:                                      2000                                 1999
                                                        ------------------------------------------------------
Net asset value, beginning of period                      $11.05                                $11.22

Income from investment operations:
  Net investment income (loss)                              0.70                                  0.66
  Net realized and unrealized gain (loss)
    on investments                                         (0.50)                                (0.18)

Total from investment operations                            0.20                                  0.48

Less distributions:
  Dividends from net investment income                     (0.69)                                (0.65)
  Distributions from net realized gain                      0.00                                  0.00

Total from distributions                                   (0.69)                                (0.65)

Net asset value, end of period                            $10.56                                $11.05

Total return (not annualized)/2/                            1.94%                                 4.30%

Ratios/supplemental data:
Net assets, end of period (000s)                        $385,299                              $420,305

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                   0.68%                                 0.68%
  Ratio of net investment income (loss)
    to average net assets                                   6.43%                                 5.77%

Portfolio turnover                                           139%                                  124%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/1/                                  0.75%                                 0.72%

/1/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/2/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

                                                            Financial Highlights
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                 May 31,       May 31,                  May 31,              Oct. 31,
           1998                 1997                     1996                 1995
----------------------------------------------------------------------------------------
            $10.84              $10.89                   $12.40                $11.11

              0.71                0.72                     0.40                  0.93

              0.37               (0.04)                    0.53                  0.36

              1.08                0.68                     0.93                  1.29

             (0.70)              (0.73)                   (1.32)                 0.00
              0.00                0.00                    (1.12)                 0.00

             (0.70)              (0.73)                   (2.44)                 0.00

            $11.22              $10.84                   $10.89                $12.40

             10.19%               6.36%                    0.60%                11.58%

          $400,346            $371,278                 $399,324               $50,213

              0.68%               0.68%                    0.71%                 0.68%

              6.35%               6.57%                    6.71%                 7.79%

                97%                183%                      75%                  241%

              0.72%               0.72%                    1.17%                 0.93%

Limited Term Government Income Fund
--------------------------------------------------------------------------------

     Portfolio Manager:     Mark Walter

     ---------------------------------------------------------------------------

     Investment Objective

     The Limited Term Government Income Fund seeks current income, while preserving capital.

     ---------------------------------------------------------------------------

     Investment Strategies

     We seek current income by actively managing a diversified portfolio consisting primarily of short- to intermediate-term U.S. Government obligations. We may invest in securities of any maturity. Under ordinary circumstances, we expect to maintain a dollar-weighted average maturity of between 2 and 5 years. We seek to preserve capital by shortening average maturity when we expect interest rates to increase and to increase total return by lengthening maturity when we expect interest rates to fall.

     ---------------------------------------------------------------------------

     Permitted Investments

     Under normal market conditions, we invest:

     . at least 65% of total assets in U.S. Government obligations or repurchase agreements collateralized by U.S. Government obligations;

     . in investment grade corporate debt securities including asset-backed securities;

     . no more than 5% of our total assets in securities downgraded below investment-grade after we acquired them;

     . up to 25% of total assets in dollar-denominated debt of U.S. branches of foreign banks or foreign branches of U.S. banks; and

     . in stripped treasury securities, adjustable-rate mortgage securities, and adjustable portions of collateralized mortgage obligations ("CMOs").

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of current income and capital preservation.

     ---------------------------------------------------------------------------

     Important Risk Factors

     Mortgage- and asset-backed securities and CMOs may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities and CMOs are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on the portfolio. Asset-backed securities are subject to risk of default on the underlying assets, particularly during periods of economic downturn. Securities of U.S. branches of foreign banks and foreign branches of U.S. banks are subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

     Stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings and like maturities.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 36; and the specific risks listed here. They are all important to your investment choice.

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Limited Term Government Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                       INSTITUTIONAL CLASS SHARES--
                                                       COMMENCED ON SEPTEMBER 6, 1996
                                                       ---------------------------------------------------------
                                                           May 31,                            June 30,
For the period ended:                                      2000/5/                              1999
                                                       ---------------------------------------------------------
Net asset value, beginning of period                       $9.55                                 $9.78

Income from investment operations:
  Net investment income (loss)                              0.51                                  0.56
  Net realized and unrealized gain (loss)
  on investments                                           (0.29)                                (0.23)

Total from investment operations                            0.22                                  0.33

Less distributions:
  Dividends from net investment income                     (0.51)                                (0.56)
  Distributions from net realized gain                      0.00                                  0.00

Total from distributions                                   (0.51)                                (0.56)

Net asset value, end of period                             $9.26                                 $9.55

Total return (not annualized)/3/                           2.34%                                  3.38%

Ratios/supplemental data:
  Net assets, end of period (000s)                     $127,344                                $79,789

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                  0.72%                                  0.91%
  Ratio of net investment income (loss)
  to average net assets                                    5.87%                                  5.72%

Portfolio turnover                                           80%                                   116%

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/4/                                 0.90%                                  1.08%

/1/   The Fund changed its fiscal year-end from March 31 to June 30.

/2/   The Fund changed its fiscal year-end from September 30 to March 31.

/3/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/5/   The Fund changed its fiscal year-end from June 30 to May 31.

                                                            Financial Highlights
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
   June 30,                    March 31,                         March 31,                     Sept. 30,
   1998/1/                      1998                              1997/2/                        1996
---------------------------------------------------------------------------------------------------------
    $9.76                        $9.45                              $9.54                       $9.46

     0.13                         0.51                               0.34                        0.03

     0.02                         0.31                              (0.09)                       0.08

     0.15                         0.82                               0.25                        0.11

    (0.13)                       (0.51)                             (0.34)                      (0.03)

     0.00                         0.00                               0.00                        0.00

    (0.13)                       (0.51)                             (0.34)                      (0.03)

    $9.78                        $9.76                              $9.45                       $9.54

     1.56%                        8.85%                              2.58%                       1.08%

  $90,146                      $51,973                            $60,150                     $73,637

     0.91%                        0.69%                              0.65%                       0.59%

     5.44%                        5.28%                              7.01%                       5.14%

       12%                          48%                                52%                        389%

     1.08%                        1.07%                              1.02%                       0.84%

Stable Income Fund
------------------------------------------------------------------------------

     Portfolio Manager:    John Huber

     -------------------------------------------------------------------------

     Investment Objective

     The Stable Income Fund seeks stability of principal while providing low volatility total return.
     -------------------------------------------------------------------------

     Investment Strategies

     The Fund is a Gateway fund that invests substantially all of its assets in a core portfolio with a substantially similar investment objective and investment strategies.

     We invest primarily in short-term investment-grade securities. We invest in a diversified portfolio of fixed and variable rate U.S. dollar-denominated fixed-income securities of a broad spectrum of U.S. and foreign issuers, including U.S. Government obligations and the debt securities of financial institutions, corporations and others.

     -------------------------------------------------------------------------

     Permitted Investments

     Under normal market conditions, we invest:

     . at least 65% of total assets in income-producing debt securities;

     . up to 65% of total assets in mortgage-backed securities;

     . up to 25% of total assets in other types of asset-backed securities;

     . up to 25% of total assets in mortgage-backed securities that are not U.S.
       Government obligations; and

     . up to 50% of total assets in U.S. Government obligations.

     The Fund may not invest more than 30% of its total assets in the securities issued or guaranteed by any single agency or instrumentality of the U.S. Government, except the U.S. Treasury, and may not invest more than 10% of its total assets in the securities of any other issuer. The Fund may invest in additional core portfolios or invest directly in a portfolio of securities.

     The Fund only purchases investment grade securities.The Fund invests in debt securities with maturities (or average life in the case of mortgage-backed and similar securities) ranging from overnight to 12 years and seeks to maintain a dollar-weighted average maturity of between 2 and 5 years.

     The Fund may use options, swap agreements, interest rate caps, floors, collars, and futures contracts to manage risk. The Fund also may use options to enhance return.

     We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, either to maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of shareholders to do so. During these periods, the Fund may not achieve its objective of maintaining stability of principal while providing low volatility total return.
     -------------------------------------------------------------------------

     Important Risk Factors

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section on page 36; and the specific risks listed here. They are all important to your investment choice.

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Stable Income Fund
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Fund's financial statements, is available upon request in the Fund's annual report.

FOR A SHARE OUTSTANDING

                                                        INSTITUTIONAL CLASS SHARES--
                                                        COMMENCED ON NOVEMBER 11, 1994
                                                       -----------------------------------------------------
                                                           May 31,                             May 31,
For the period ended:                                      2000                                 1999
                                                       -----------------------------------------------------
Net asset value, beginning of period                       10.27                                $10.30

Income from investment operations:
  Net investment income (loss)                              0.55                                  0.52
  Net realized and unrealized gain (loss)
  on investments                                           (0.12)                                (0.02)

Total from investment operations                            0.43                                  0.50

Less distributions:
  Dividends from net investment income                     (0.55)                                (0.53)
  Distributions from net realized gain                      0.00                                  0.00

Total from distributions                                   (0.55)                                (0.53)

Net asset value, end of period                            $10.15                                $10.27

Total return (not annualized)/4/                            4.32%                                 4.95%

Ratios/supplemental data:
  Net assets, end of period (000s)                       $191,358                             $179,201

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets                    0.65%/1/                             0.65%/1/
  Ratio of net investment income (loss)
  to average net assets                                      5.44%                                5.10%/1/

Portfolio turnover                                             40%/2/                               29%/2/

Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses (annualized)/3/                                   0.77%/1/                             0.76%/1/

/1/ Includes expenses allocated from the core portfolio in which the Fund invests.

/2/ Portfolio turnover rate represents the activity from the Fund's investments in a core portfolio.

/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

/4/ Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

/5/ The Fund changed its fiscal year-end from October 31 to May 31.

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
  May 31,                        May 31,                          May 31,                     Oct. 31,
   1998                           1997                             19965                       1995
------------------------------------------------------------------------------------------------------
   $10.24                         $10.20                           $10.72                      $10.00

     0.58                           0.58                             0.28                        0.50

     0.05                           0.04                             0.03                        0.22

     0.63                           0.62                             0.31                        0.72

    (0.57)                         (0.58)                           (0.77)                       0.00
     0.00                           0.00                            (0.06)                       0.00

    (0.57)                         (0.58)                           (0.83)                       0.00

   $10.30                         $10.24                           $10.20                      $10.72

     6.28%                          6.24%                            2.97%                       7.20%

 $144,215                       $111,030                          $83,404                     $48,087

     0.65%/1/                       0.65%                            0.65%                       0.65%

     5.69%/1/                       5.73%                            5.74%                       5.91%

       37%/2/                         41%                             110%                        116%

     0.76%/1/                       0.79%                            0.92%                       0.98%

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .  We cannot guarantee that we will meet our investment objectives.

     . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Fund, by itself, does not constitute a complete investment plan.

     . The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extensive risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Funds themselves. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

     . The market value of lower-rated debt securities and unrated securities of comparable quality that the Diversified Bond and Income Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay

--------------------------------------------------------------------------------

        principal. These securities generally involve more credit risk than securities in higher-rating categories. Even securities rated "BBB" by S&P or by Moody's ratings which are considered investment-grade, possess some speculative characteristics.

        Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective.

        What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

        Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

        Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

        Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

        Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

        Emerging Market Risk--The risk that the emerging market, as defined in the glossary, may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

        Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

        Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

        Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

        Leverage Risk--The risk that a practice, such as lending portfolio securities, or engaging in forward commitment or when-issued transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

        Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

        Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

General Investment Risks
--------------------------------------------------------------------------------

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Prepayment Risk--The risk that consumers will accelerate their prepayment of mortgage loans or other receivables, which can shorten the maturity of a mortgage-backed or other asset-backed security, and reduce the portfolio's rate of return.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

     In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists some of the additional investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Fund or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Fund remains within the parameters of its objective.

Remember, each Fund is designed to meet different investment needs and objectives.



                                                                                                  INTERMEDIATE   LIMITED TERM
                                                                                DIVERSIFIED        GOVERNMENT    GOVERNMENT   STABLE
INVESTMENT PRACTICE                                          RISK                   BOND     INCOME   INCOME       INCOME     INCOME
------------------------------------------------------------------------------------------------------------------------------------

Borrowing Policies
The ability to borrow from banks for                         Leverage Risk            X         X        X           X           X
temporary purposes to meet shareholder
redemptions.

Floating and Variable Rate Debt
Instruments with interest rates that are                     Interest Rate and        X         X        X           X           X
adjusted either on a schedule or when an index               Credit Risk
or benchmark changes.

Foreign Securities
Debt of a foreign government or corporation or dollar-       Information, Political,
denominated debt obligations of foreign branches of          Regulatory, Diplomatic,  X         X                    X           X
U.S. banks or U.S. branches of foreign banks.                Liquidity and Currency
                                                             Risk

Forward Commitment, When-Issued and
Delayed Delivery Transactions                                Interest Rate,
Securities bought or sold for delivery at a later date or    Leverage, Credit and     X         X        X           X           X
bought or sold for a fixed price at a fixed date.            Experience Risk

High Yield Securities
Debt securities of lower quality that produce generally      Interest Rate and
higher rates of return. These securities, also known as      Credit Risk
"junk bonds" , tend to be more sensitive to economic                                  X        X
conditions, more volatile, and less liquid, and are subject
to greater risk of default.

Illiquid Securities
A security that cannot be readily sold, or cannot be         Liquidity Risk           X         X        X           X           X
readily sold without negatively affecting its fair price.
Limited to 15% of total assets.

General Investment Risks
--------------------------------------------------------------------------------

                                                                                                  INTERMEDIATE   LIMITED TERM
                                                                                DIVERSIFIED        GOVERNMENT    GOVERNMENT   STABLE
INVESTMENT PRACTICE                                          RISK                   BOND     INCOME   INCOME       INCOME     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and   Credit, Counter-Party    X        X        X           X           X
financial institutions to increase return on those           and Leverage Risk
securities. Loans may be made up to Investment
Company Act of 1940 limits (currently one-third of
total assets including the value of the collateral received).

Loan Participations
Debt obligations that represent a portion of a larger        Credit Risk              X        X        X                       X
loan made by a bank. Generally sold without
guarantee or recourse, some participations sell at a
discount because of the borrower's credit problems.

Mortgage- and Asset-Backed Securities
Securities consisting of undivided fractional                Interest Rate, Credit,
interests in pools of consumer loans, such as mortgage       Prepayment and           X        X        X           X           X
loans, car loans, credit card debt or receivables held       Experience Risk
in trust.

Options
The right or obligation to receive or deliver a security     Credit, Information
or cash payment depending on the security's price or the     and Liquidity Risk       X        X        X           X           X
performance of an index or benchmark. Types of
options used may include: options on securities,
options on a stock index, stock index futures and
options on stock index futures to protect liquidity
and portfolio value.

Other Mutual Funds
A pro rata portion of the other fund's expenses,             Market Risk
in addition to the expenses paid by the Funds, will be                                X        X        X           X           X
borne by Fund shareholders.

Privately Issued Securities
Securities that are not publicly traded but which may or     Liquidity Risk           X                                         X
may not be resold in accordance with Rule 144A of the
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to    Credit and
buy back a security at an agreed upon time and price,        Counter-Party Risk       X        X        X           X           X
usually with interest.

Stripped Obligations
Securities that give ownership to either future              Interest Rate Risk       X        X        X           X           X
payments of interest or a future payment of
principal, but not both. These securities tend to have
greater interest rate sensitivity than conventional debt.

Organization and Management of the Funds
-------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of one or more corresponding Funds of Stagecoach or Norwest Advantage Funds. The performance and financial statement history of each Fund's designated predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Stagecoach and Norwest Advantage Funds. The Table on page 49 identifies the Stagecoach or Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders it may make a change in one of these companies.

--------------------------------------------------------------------------------
                               BOARD OF TRUSTEES
--------------------------------------------------------------------------------
                       Supervises the Funds' activities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  INVESTMENT ADVISOR                                CUSTODIAN
--------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                           Wells Fargo Bank
525 Market St., San Francisco, CA                Minnesota, N.A.
Manages the Funds'investment activities          6th & Marquette,Minneapolis, MN
                                                 Provides safekeeping for the
                                                 Funds'assets
--------------------------------------------------------------------------------
                           INVESTMENT SUB-ADVISOR(S)
--------------------------------------------------------------------------------
                                Varies by Fund
                 See Individual Fund Descriptions for Details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                         SHAREHOLDER
                                                          TRANSFER                       SERVICING
 DISTRIBUTOR             ADMINISTRATOR                      AGENT                          AGENTS
-------------------------------------------------------------------------------------------------------

Stephens Inc.           Wells Fargo Bank, N.A.           Boston Financial Data          Various Agents
111 Center St.          525 Market St.                   Services, Inc.
Little Rock, AR         San Francisco, CA                Two Heritage Dr.
                                                         Quincy, MA

Markets the Funds        Manages the                     Maintains records               Provide
and distributes          Funds'business                  of shares and                   services to
Fund shares              activities                      supervises the payment          customers
                                                         of dividends
-------------------------------------------------------------------------------------------------------
                               FINANCIAL SERVICES FIRMS AND SELLING AGENTS

                          Advise current and
                          prospective
                          shareholders on their
                          Fund investments
-------------------------------------------------------------------------------------------------------
                                 SHAREHOLDERS
-------------------------------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------
          In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund class paid on an annual basis for the services described.

          The Investment Advisor

          Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Funds. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets. For providing these services Wells Fargo Bank is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

          The Diversified Bond Fund is a Gateway fund that invests in various core portfolios. Wells Fargo Bank is entitled to receive an investment advisory fee of 0.25% of each Fund's average annual net assets for investment advisory services, including the determination of the asset allocation of each Fund's investments in various core portfolios. Wells Fargo Bank also acts as the Advisor to, and is entitled to receive a fee from, each core portfolio. The total amount of investment advisory fees paid to Wells Fargo Bank as a result of a Fund's investments varies depending on the Fund's allocation of assets among the various core portfolios.

          Dormant Investment Advisory Arrangements

          Under the existing investment advisory contract for the Funds, Wells Fargo Bank has been retained as an investment advisor for Gateway fund assets redeemed from a core portfolio and invested directly in a portfolio of securities. Wells Fargo Bank does not receive any compensation under this arrangement as long as a Gateway fund invests substantially all of its assets in one or more core portfolios. If a Gateway fund redeems assets from a core portfolio and invests them directly, Wells Fargo Bank receives an investment advisory fee from the Gateway fund for the management of those assets.

          The Sub-Advisors

          Wells Capital Management Incorporated ("WCM"), a wholly owned subsidiary of Wells Fargo Bank, is the sub-advisor for each of the Income, Intermediate Government Income and Limited Term Government Income Funds. As of June 30, 2000, WCM provided investment advice for assets aggregating in excess of $80 billion.

          WCM, Peregrine Capital Management, Inc. ("Peregrine"), and Galliard Capital Management, Inc. ("Galliard") each sub-advise various core portfolios of the Diversified Bond Fund and Galliard sub-advises the core portfolio in which the Stable Income Fund invests.

          Peregrine, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402, is an investment adviser subsidiary of Wells Fargo Bank Minnesota, N.A. ("Wells Fargo MN" (formerly known as Norwest Bank Minnesota, N.A.)). Peregrine provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans and 401(k) plans. As of June 30, 2000, Peregrine managed approximately $9.2 billion in assets.

          Galliard, which is located at LaSalle Plaza, 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479, is also an investment adviser subsidiary of Wells Fargo Bank MN. Galliard provides investment advisory services to bank and thrift institutions, pension and profit sharing plans, trusts and charitable organizations and corporate and other business entities. As of June 30, 2000, Galliard managed approximately $6.4 billion in assets.

--------------------------------------------------------------------------------

The Administrator

Wells Fargo Bank provides the Funds with administration services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

The Transfer Agent

Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

Your Account
-------------------------------------------------------------------------------

     This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

     Pricing Fund Shares
     . As with all mutual fund investments,the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We determine the NAV of each class of the Funds'shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") at 1:00 p.m. (Pacific time). We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Fund's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Funds are open for business on each day the NYSE is open for business.NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Check with your customer account representative or your customer account agreement for the rules governing your investment.

     Minimum Investments

     Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount. Minimum initial investment requirements may be waived for certain Institutions. All purchases must be made in U.S. dollars and checks should be drawn on U.S. banks.

                                                               How to Buy Shares
-------------------------------------------------------------------------------

You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional shares of the Funds should contact an account representative at their Institution and should understand the following:

 . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

 . Institutions are usually the holders of record of Institutional shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

 . Institutions are responsible for transmitting their customers'purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

 . The exercise of voting rights and the delivery of shareholder communications from the Fund is governed by the terms of the Customer Account involved; and

 . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds.

Your Account                                                 How to Sell Shares
-------------------------------------------------------------------------------

     Institutional shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

      GENERAL NOTES FOR SELLING SHARES

      . We process requests we receive from an Institution in proper form before the close of the NYSE usually 1:00 p.m. (Pacific time)/3:00p.m. (Central time), at the NAV determined on the same business day. Requests we receive after this time are processed on the next business day.

      . Redemption proceeds are usually wired to the redeeming Institution the following business day.

      . If you purchased shares through a packaged investment product or retirement plan,read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

      . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

      . Generally,we pay redemption requests in cash,unless the redemption request is for more than $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in part or in whole in securities of equal value.

                                                                       Exchanges
--------------------------------------------------------------------------------
Exchanges between Wells Fargo Funds are two transactions: a sale of shares of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

 . You should carefully read the Prospectus for the Fund into which you wish to exchange.

 . Every exchange involves selling Fund shares and that sale may produce a capital gain or loss for federal income tax purposes.

 . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

 .  You may make exchanges only between like share classes of non-money market
   Funds and the Service Class shares of money market Funds.

Contact your account representative for further details.

Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

Other Information
-------------------------------------------------------------------------------

     Dividend and Capital Gain Distributions Options
     The Funds in this Prospectus pay dividends monthly and make any capital gains distributions at least annually. Contact your Institution for distribution options.

     Remember, distributions have the effect of reducing NAV per share by the amount distributed.

     Taxes

     This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal income tax considerations that affect the Funds and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Federal income tax considerations are discussed further in the Statement of Additional Information.

     We will pass on to you substantially all of the Funds' income and gains. Distributions of a Fund's ordinary income, short-term capital gain and certain other items will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain, if any, will be taxable to you as net capital gain. It is not expected that corporate shareholders will be able to deduct a portion of distributions from the Funds when determining their taxable income.

     Distributions from a Fund normally will be taxable to you when paid, whether you take the distribution in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the federal income tax status of your distributions for the year.

     If you buy Fund shares shortly before it makes a distribution, your distribution from the Fund will, in effect, be a taxable return for part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     In general, your redemptions (including redemptions in-kind) and exchanges of Fund shares will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed Fund shares for more than one year at the time of redemption.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by the Funds.

Table of Predecessors
-------------------------------------------------------------------------------

     The Funds described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by NIM, into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Fund is an accounting survivor of a former Stagecoach Funds, Inc. or Norwest Advantage Funds fund, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Fund for the periods prior to November 8, 1999 are the performance histories and financial highlights of the predecessor fund.

Wells Fargo Funds Trust                   Predecessor Funds

Diversified Bond Fund                     Norwest Advantage Diversified Bond Fund

Income Fund                               Norwest Advantage Income Fund

Intermediate Government Income Fund       Norwest Advantage Intermediate
                                          Government Income Fund

Limited Term Government Income Fund       Stagecoach Short-Intermediate
                                          U.S. Government Income Fund

Stable Income Fund                        Norwest Advantage Stable Income Fund

Description of Core Portfolios
--------------------------------------------------------------------------------

PORTFOLIO                            OBJECTIVE
Managed Fixed-Income                 The Portfolio seeks consistent fixed-income returns by investing primarily
Portfolio                            in investment grade intermediate-term securities.

Positive Return Bond                 The Portfolio seeks positive total return each calendar year regardless of
Portfolio                            general bond market performance by investing in a portfolio of high quality U.S. Government securities and corporate fixed-income securities.

Strategic Value Bond                 The Portfolio seeks total return by investing primarily in income-
Portfolio                            producing securities.

PRINCIPAL STRATEGY

The Portfolio invests in a diversified portfolio of fixed- and variable-rate U.S. dollar-denominated, fixed-income securities of a broad spectrum of U.S. and foreign issuers including U.S. Government securities and the debt securities of financial institutions, corporations and others.

The Portfolio's assets are divided into two components,"short" bonds with maturities (or average life) of two years or less, and "long" bonds with maturities of 25 years or more.

The Portfolio invests in a broad range of debt securities in order to create a strategically diversified portfolio of fixed-income investments. These investments include corporate bonds, mortgage- and other asset-backed securities, U.S. Government securities, preferred stock, convertible bonds, and foreign bonds.

Portfolio Managers
-------------------------------------------------------------------------------

     Patricia Burns, CFA
     Diversified Bond Fund and its predecessor since 1998

     Ms. Burns joined Peregrine over ten years ago and is a Senior Vice President and Portfolio Manager for taxable fixed-income portfolios. She has been associated with Wells Fargo Bank, MN and its affiliates since 1983. Ms. Burns has a BA in Child Psychology/Sociology and an MBA from the University of Minnesota.

     William D. Giese, CFA
     Diversified Bond Fund and its predecessor since 1994

     Mr. Giese joined Peregrine more than 10 years ago as a Senior Vice President and Portfolio Manager. His responsibilities include overseeing the Positive Return Bond Portfolio. Mr. Giese has more than 20 years of experience in fixed-income securities management. Mr. Giese received his BS in Civil Engineering from the Illinois Institute of Technology and an MBA from the University of Michigan.

     Marjorie H. Grace, CFA
     Income Fund and its predecessor since 1996
     Intermediate Government Income Fund and its predecessor since 1995

     Ms. Grace joined WCM in 1998 and is Managing Director for Taxable Fixed-Income. WCM and NIM combined investment advisory services under the WCM name in 1999. She currently manages $2 billion in taxable core portfolios for WCM, and a total of $1 billion in assets for the two funds listed above. At NIM, she was a Vice President and Director of Taxable Fixed-Income. She managed a variety of taxable and tax-exempt mutual and common bond funds, and where she had been affiliated since 1992. Prior to NIM, she was the portfolio manager of $1.2 billion in U.S. government, corporate, municipal, and money market securities at United Banks of Colorado. Prior to United Banks, she held positions as liquidity portfolio manager/assistant treasurer at Columbia Savings and portfolio manager at Metro National Bank. She began her 19-year investment career as an account executive at Thompson McKinnon securities. Ms. Grace received her BA in Mathematics and Computer Science from the University of California at Los Angeles in 1972 and an MBA from the University of Colorado in 1981. She earned the designation of Chartered Financial Analyst in 1995.

     John Huber
     Diversified Bond Fund and its predecessor since 1998
     Stable Income Fund and its predecessor since 1998
     Mr. Huber joined Galliard at the firm's inception in 1995 as a Portfolio Manager. Currently, Mr. Huber is highly involved with portfolio management, strategy, issue selection and trading. Mr. Huber oversees the Strategic Value Bond Portfolio and specializes in corporate and asset/mortgage-backed securities. Prior to joining Galliard, Mr. Huber was an Assistant Portfolio Manager with NIM. In addition, he previously served as a Senior Analyst in Norwest's Capital Market Credit Group. Mr. Huber received a BA in Communications from the University of Iowa and an MBA from the University of Minnesota.

     Richard Merriam, CFA
     Diversified Bond Fund and its predecessor since 1995
     Mr. Merriam joined Galliard at the firm's inception in 1995. Currently, Mr. Merriam is a Managing Partner at Galliard. He is responsible for investment process and strategy. Mr. Merriam oversees the Strategic Value Bond Portfolio and Managed Fixed-Income Portfolios. Prior to joining Galliard, Mr. Merriam was Chief Investment Officer for Insight Management. Mr. Merriam received a BA in Economics and English from the University of Michigan and an MBA from the University of Minnesota.

-------------------------------------------------------------------------------
Ajay Mirza
Diversified Bond Fund and its predecessor since 1998

Mr. Mirza joined Galliard at the firm's inception in 1995 as a Portfolio Manager and Mortgage Specialist. Prior to joining Peregrine, Mr. Mirza was a research analyst at Insight Investment Management and at Lehman Brothers. Mr. Mirza holds a BE in Instrumentation from the Birla Institute of Technology (India), an MA in Economics from Tulane University, and an MBA from the University of Minnesota.

Mark Walter
Income Fund since 2000
Limited Term Government Income Fund since 2000

Mr. Walter joined WCM in 1999 as a portfolio manager with the Tax-Exempt Fixed-Income Team, and simultaneously held the position of assistant portfolio manager at NIM (since 1997) until WCM and NIM combined investment advisory services under the WCM name in 1999. As an assistant portfolio manager, Mr. Walter assisted in the management of both taxable and tax-exempt fixed-income funds. Prior to WCM, he worked as an Investment Consultant for Kirkpatrick, Petris, a brokerage firm that is a wholly owned subsidiary of the Mutual of Omaha. In his capacity as an Investment Consultant, Mr. Walter sold and traded taxable and tax-exempt fixed-income securities to institutional clients. Mr. Walter received a BS in Finance from the University of Colorado at Boulder in 1996.

Glossary
-------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Collateralized Mortgage Obligations ("CMOs")
Securities collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. See also "total return."

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of a Fund's total assets.

Dollar-Denominated
Securities issued by foreign banks, companies or governments in U.S. dollars.

Dollar Rolls
Similar to a reverse Repurchase Agreement, dollar rolls are simultaneous agreements to sell a security held in a portfolio and to purchase a similar security at a future date at an agreed-upon price.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

-------------------------------------------------------------------------------

Emerging Markets

Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

FHLMC
FHLMC securities are commonly known as "Freddie Mac" and are issued by the Federal Home Loan Mortgage Corporation.

FNMA
FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

Gateway Fund
A Fund that invests its assets in one or more core portfolios, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same core portfolio can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of managing a large pool of assets.

GNMA
GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

Illiquid Security
A security which cannot be readily sold, or cannot be readily sold without negatively affecting its fair price.

Institution
An affiliate, franchise or correspondent bank of Wells Fargo & Company and other institutions.

Investment-Grade Securities
A type of bond rated in the top four investment categories by a nationally recognized ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Moody's
A nationally recognized ratings organization.

Glossary
-------------------------------------------------------------------------------

     Net Asset Value ("NAV")

     The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

     Nationally Recognized Ratings Organization ("NRRO")
     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Options
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with a Fund's distributor that allows them to sell the Fund's shares.

     S&P
     Standard and Poor's, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

     Statement of Additional Information
     A document that supplements the disclosures made in the Prospectus.

     Stripped Treasury Securities
     Debt obligations in which the interest payments and the repayment of principal are separated and sold as securities.

     Total Return
     The annual return on an investment, including any appreciation or decline in share value, assumes reinvestment of all dividends and capital gains, reflects fee waivers and excludes sales loads.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     Weighted Average Maturity
     The average maturity for the debt securities in a portfolio on a dollar-for-dollar basis.

     Zero Coupon Securities
     Bonds that make no periodic interest payments and which are usually sold at a discount of their face value. Zero coupon bonds are subject to interest rate and credit risk.

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                              This page intentionally left blank
--------------------------------------------------------------------------------

                                              This page intentionally left blank
--------------------------------------------------------------------------------

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENTS OF ADDITIONAL INFORMATION
supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222; option 1, option 5

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Next Stage IRA or Stagecoach IRA - 1-800-237-8472
Wells Fargo Portfolio Advisor - 1-877-689-7882

                                                           [LOGO OF WELLS FARGO]


Wells Fargo WealthBuilder
Portfolios Prospectus


October 1, 2000

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representations to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Wells Fargo WealthBuilder
Growth Portfolio

Wells Fargo WealthBuilder
Growth Balanced Portfolio

Wells Fargo WealthBuilder
Growth and Income Portfolio

                          [INTENTIONALLY LEFT BLANK]

Table of Contents

-----------------------------------------------------------------------------------------------------------
Overview                                  Objectives and Principal Strategies                          4

This section contains important           Summary of Important Risks                                   6
summary information about the             Performance History                                          8
Portfolios.                               Summary of Expenses                                         12
                                          Key Information                                             14

-----------------------------------------------------------------------------------------------------------
The Portfolios                            Growth Portfolio                                            16

This section contains important           Growth Balanced Portfolio                                   18
information about the individual          Growth and Income Portfolio                                 22
Portfolios.                               The Underlying Funds                                        24
                                          General Investment Risks                                    26
                                          Organization and Management
                                          of the Portfolios                                           30

-----------------------------------------------------------------------------------------------------------
Your Investment                           Your Account                                                32

Turn to this section for                  How to Buy Shares                                           34
information on how to open an             How to Sell Shares                                          36
account and how to buy, sell and          Exchanges                                                   38
exchange Portfolio shares.
-----------------------------------------------------------------------------------------------------------

Reference                                 Additional Services and
                                          Other Information                                           39
Look here for additional
information and term                      Table of Predecessors                                       41
definitions.                              Portfolio Management                                        42
                                          Glossary                                                    43

Wells Fargo WealthBuilder Portfolios Overview
--------------------------------------------------------------------------------
See the individual Portfolio descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the glossary.


PORTFOLIO                                 OBJECTIVE
                                          The Portfolio seeks long-term capital appreciation with no emphasis on
Growth Portfolio                          income.

Growth Balanced Portfolio                 The Portfolio seeks a balance of capital appreciation and current income.

                                          The Portfolio seeks long-term capital appreciation with a secondary emphasis on income.
Growth and Income Portfolio

4 Wells Fargo WealthBuilder Portfolios Prospectus

PRINCIPAL STRATEGY


The Growth Portfolio blends equity mutual funds with diverse investment styles. Included are: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater return potential; small company stocks-- for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities.

The Portfolio's diversification helps to moderate volatility by limiting the effect of one style that is under-performing, while increasing the likelihood of participation when one style is out-performing through the active asset allocation approach. The Portfolio seeks to achieve its objective by allocating its assets among equity styles through a number of affiliated and non-affiliated funds.

The Growth Balanced Portfolio is a highly diversified investment, consisting of both equity and fixed-income (bond) mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

The equity holdings are diversified across many investment styles, including large company growth, large company value, small company, and international. The bond holdings are also diversified across a wide range of income producing securities, including U.S. Government bonds, corporate bonds, below investment grade bonds and foreign issues. The Portfolio's diversification helps to moderate volatility by limiting the effect of one asset class that is under-performing, while increasing the likelihood of participation when one asset class is out-performing through an active stock/bond asset allocation approach. The Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks and bonds through a number of affiliated and non-affiliated funds.

The Growth and Income Portfolio is a diversified equity investment. It holds mutual funds that employ different and complementary investment styles to provide potential for both growth and income. Included are: large company growth stocks--for their strong earnings growth potential; large company value stocks-- representing out-of-favor companies with relatively higher dividends for greater total return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities.

The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one style that is under-performing, while also increasing the likelihood of participation when one style is out-performing. The Portfolio seeks to achieve its objective by allocating its assets among equity styles through a number of affiliated and non-affiliated funds.

                               Wells Fargo WealthBuilder Portfolios Prospectus 5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that are common to all of the Portfolios described in this Prospectus, and important risks that relate specifically to particular Portfolios. Both are important to your investment choice. Additional information about these and other risks is included in:

 . the individual Portfolio Descriptions later in this Prospectus;

 . under the "General Investment Risks"section beginning on page 26;and

 . in the Portfolios'Statement of Additional Information.

An investment in a Portfolio is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Portfolio.

The risks associated with each Portfolio is the risk related to each underlying investment company or fund (the "Underlying Fund") in which the Portfolio invests. Thus, the indirect risks of the Portfolios are the direct risks for the Underlying Funds, which will be discussed in this Prospectus. References in this Prospectus to the investment activities of the Portfolios also refer to the Underlying Funds in which they invest.

COMMON RISKS FOR THE PORTFOLIOS

The Portfolios seek to reduce the risk of your investment by diversifying among funds that invest in stocks and bonds and among different fund managers. Investing in a mutual fund that holds a diversified portfolio of other mutual funds provides a wider range of investment management talent and investment diversification than is available in a single mutual fund. The Portfolios are each designed to provide you with a single investment that offers diverse asset classes, fund management, and fund categories. You still have, however, the risks of investing in various asset classes, such as market risks related to stocks and bonds, as well as the risk of investing in a particular Underlying Fund, such as risks related to the particular investment management style. There is also a risk that the Underlying Funds may under-perform other similarly managed funds and there can be no assurance that any mutual fund will achieve its objective.

Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the Underlying Funds in which the Portfolio invests.

6 Wells Fargo WealthBuilder Portfolios Prospectus

PORTFOLIO-SPECIFIC RISKS

Equity Securities

The Portfolios invest in certain Underlying Funds which in turn invest in equity securities, which are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Portfolio's investment. Certain types of stock and certain individual stocks selected for an Underlying Fund's portfolio may underperform or decline in value more than the overall market. As of the date of this Prospectus, the equity markets, as measured by the S&P 500 Index and other commonly used indexes, are trading at or close to record levels. There can be no guarantee that these levels will continue. The Underlying Funds that invest in smaller companies, in foreign companies (including investments made through American Depositary Receipts and similar instruments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. An Underlying Fund's investments in foreign companies and emerging markets are also subject to special risks associated with international investing, including currency, political, regulatory and diplomatic risks.

Debt Securities

The Growth Balanced Portfolio invests in certain Underlying Funds which in turn invest some of their assets in debt securities, such as notes and bonds, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in an Underlying Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in an Underlying Fund, unless they have adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.

We may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase. Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

                               Wells Fargo WealthBuilder Portfolios Prospectus 7

Performance History
--------------------------------------------------------------------------------

     The information on the following pages shows you how each Portfolio has performed and illustrates the variability of a Portfolio's returns over time. Each Portfolio's average annual returns for one year and since inception are compared to the performance of an appropriate broad-based index (or indexes).

     Please remember that past performance is no guarantee of future results.

     Wells Fargo WealthBuilder Growth Portfolio Calendar Year Returns (%)*


                      98            99
     30

     25                           26.74

     20              21.00

     15

     10

      5

      0

Best Qtr.: Q4 `98 . 23.73%    Worst Qtr.: Q3 `98 . -13.49%

* Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2000 was 3.67%.

  Average annual total return (%)/1/

                                                                 Since
  for the period ended 12/31/99                1 year          Inception

  Growth Portfolio (Incept. 10/1/97)           24.84             20.00

  S&P 500 Index/2/                             21.04             22.82

/1/   Returns reflect applicable sales charges.
/2/   S&P 500 is a registered trademark of Standard & Poor's.

8 Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

Wells Fargo WealthBuilder Growth Balanced Portfolio Calendar Year Returns (%)*


                      98            99
     30

     25

     20

     15             15.21

                                   14.45
     10

      5

      0

Best Qtr.: Q4 `98 . 17.55%                Worst Qtr.: Q3 `98 . -9.73%

* Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2000 was 3.29%.

  Average annual total return (%)/1/

  for the period ended 12/31/99                     1 year       Inception

  Growth Balanced Portfolio (Incept. 10/1/97)        12.74          12.64
  S&P 500 Index/2/                                   21.04          22.82
  LB U.S. Gov't./Credit Index/3/                     -2.15           4.56

/1/  Returns reflect applicable sales charges.
/2/  S&P 500 is a registered trademark of Standard & Poor's.
/3/ Lehman Brothers U.S. Government/Credit Index. (Formerly known as the Lehman Brothers Government/Corporate Bond Index.)

                              Wells Fargo WealthBuilder Portfolios Prospectus  9

Performance History
--------------------------------------------------------------------------------

   Wells Fargo WealthBuilder Growth and Income Portfolio
   Calendar Year Returns  (%)*


                      98            99
     30
                                   27.28
     25

     20

     15             14.68

     10

      5

      0


   Best Qtr.: Q4 `98 . 20.03%    Worst Qtr.: Q3 `98 . -15.12%

* Returns do not reflect sales charges. If they did, returns would be lower. The Portfolio's year-to-date performance through June 30, 2000 was 4.07%.

  Average annual total return (%)/1/
                                                                         Since
  for the period ended 12/31/99                           1 year       Inception

  Growth and Income Portfolio (Incept. 10/1/97)            25.37         16.86

  S&P 500 Index/2/                                         21.04         22.82

/1/  Returns reflect applicable sales charges.
/2/  S&P 500 is a registered trademark of Standard & Poor's.

10 Wells Fargo WealthBuilder Portfolios Prospectus

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Wells Fargo WealthBuilder Portfolios
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Portfolio. The tables do not reflect the investment advisory fees and other operating expenses of the Underlying Funds. Fees and expenses of the Underlying Funds are reflected in those funds' performance and thus indirectly in the Portfolio's performance. These tables do not reflect charges that may be imposed in connection with an account through which you hold Portfolio shares. A broker/dealer or financial institution maintaining the account through which you hold Portfolio shares may charge separate account, service, or transaction fees on the purchase or sale of Portfolio shares that would be in addition to the fees and expenses shown here.


SHAREHOLDER FEES


--------------------------------------------------------------------------------

                                                                All Portfolios
--------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on purchases
 (as a percentage of offering price)                                1.50%

 Maximum deferred sales charge (load)
 (as a percentage of the lower of
 the Net Asset Value ("NAV") at at redemption)                      None
 purchase or the NAV
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

--------------------------------------------------------------------------------------------------------
                                          Growth Portfolio      Growth Balanced       Growth and Income
                                                                   Portfolio              Portfolio
--------------------------------------------------------------------------------------------------------
Management Fees                                 0.35%               0.35%                   0.35%
--------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                       0.75%               0.75%                   0.75%
--------------------------------------------------------------------------------------------------------
Other Expenses/1/                               1.29%               0.82%                   1.46%
--------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            2.39%               1.92%                   2.56%
--------------------------------------------------------------------------------------------------------
Fee Waivers                                     0.77%               0.50%                   0.96%
--------------------------------------------------------------------------------------------------------
NET EXPENSES/2/                                 1.62%               1.42%                   1.60%
--------------------------------------------------------------------------------------------------------


/1/ Other expenses are based on estimated amounts for the current fiscal year. /2/ The advisor has committed through September 30, 2001 to waive fees and/or reimburse expenses to the extent necessary to maintain the Portfolio's net operating expense ratio shown. Fees and expenses of the Underlying Funds are not covered by these waiver/reimbursement arrangements.
/3/  These expense ratios do not include expenses from the Underlying Funds.

12 Wells Fargo WealthBuilder Portfolios Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that Portfolio operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:


-------------------------------------------------------------------------
                                   Growth Balanced  Growth and Income
                Growth Portfolio     Portfolio         Portfolio
-------------------------------------------------------------------------
1  YEAR            $  312              $  292             $  310
3  YEARS           $  812              $  696             $  845
5  YEARS           $1,338              $1,126             $1,405
10 YEARS           $2,778              $2,320             $2,931
-------------------------------------------------------------------------

                              Wells Fargo WealthBuilder Portfolios Prospectus 13

Key Information
--------------------------------------------------------------------------------

     Wells Fargo WealthBuilder Portfolios

     Growth Balanced Portfolio, Growth and Income Portfolio, and Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios") are separate investment portfolios designed to offer you access to professionally managed mutual funds from well-known fund groups. Each Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks and bonds through a number of affiliated and unaffiliated Underlying Funds. Each Underlying Fund invests its assets pursuant to a different investment objective and a different investment style. Each Portfolio holds an investment portfolio of stock funds, for growth potential, and bond funds, for income production, decreased volatility and increased price stability. The Portfolios' investment adviser may select from a wide range of mutual funds based upon changing markets and risk/return characteristics of the asset classes. Each Portfolio provides a different level of risk exposure by allocating its investments in different proportions among equity and bond investment styles. In addition to its own expenses, each Portfolio bears a pro rata portion of the expenses of the Underlying Funds in which it invests. Investments in a Portfolio may result in your incurring greater expenses than if you were to invest directly in the mutual funds in which the Portfolio invests. The Portfolios are diversified series of Wells Fargo Funds Trust (the "Trust"), an open-end, management investment company.

     ---------------------------------------------------------------------------
     Asset Allocation Strategy

     The advisor allocates each Portfolio's investments among Underlying Funds in accordance with its investment objective that represent a broad spectrum of investment options. As a result of appreciation or depreciation, changes in market factors or otherwise, the percentage of a Portfolio's assets invested in various Underlying Funds will vary. The advisor uses various analytical techniques, including quantitative techniques, valuation formulas, and optimization procedures to assess the relative attractiveness of stocks and bonds. The advisor rebalances a Portfolio when the Portfolio's asset allocation deviates by five percent from the target allocation.

     ---------------------------------------------------------------------------
     Important information you should look for as you decide to invest in a
     Portfolio:

     The summary information on the previous pages is designed to provide you with an overview of each Portfolio. The sections that follow provide more detailed information about the investments and management of each Portfolio.

     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies

     The investment objective of each Portfolio in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objectives and strategies descriptions for each Portfolio tell you:

     . what the Portfolio is trying to achieve;
     . how we intend to invest your money; and . what makes a Portfolio different from the other Portfolios offered in this Prospectus.

     ---------------------------------------------------------------------------
     Permitted Investments

     A summary of the Portfolio's key permitted investments and practices.

14 Wells Fargo WealthBuilder Portfolios Prospectus

     ---------------------------------------------------------------------------
     Important Risk Factors

     Describes the key risk factors for the Portfolio, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

                              Wells Fargo WealthBuilder Portfolios Prospectus 15

Wells Fargo WealthBuilder Growth Portfolio
--------------------------------------------------------------------------------

     Portfolio Manager: Galen Blomster, CFA

     ---------------------------------------------------------------------------
     Investment Objective

     Wells Fargo Growth Portfolio seeks long-term capital appreciation with no emphasis on income.

     ---------------------------------------------------------------------------
     Investment Strategies

     The Portfolio seeks to meet its investment objective by allocating its investments among stock funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

     The Growth Portfolio blends equity mutual funds with diverse investment styles. Included are: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater return potential; small company stocks--for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities.

     The Portfolio's diversification helps to moderate volatility by limiting the effect of one style that is under-performing, while increasing the likelihood of participation when one style is outperforming through the active asset allocation approach. The Portfolio seeks to achieve its objective by allocating its assets among equity styles through a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal market conditions, we invest:

     .  100% of our assets in stock funds.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     The Portfolio uses a proprietary investment strategy called the Tactical Equity Allocation Model that seeks to enhance performance by shifting assets between equity styles according to market conditions.

     Potential Asset Allocation Ranges:


                                        Neutral Position   Investment Range
               Large Company Stocks            49%              20 - 86%
               Small Company Stocks            21%               0 - 50%
               International Stocks            30%               5 - 55%

     Asset Allocation as of May 31, 2000:

               Large Company Growth Style      68%
               Large Company Value Style       14%
               Small Company Style              8%
               International Style             10%
               TOTAL PORTFOLIO ASSETS         100%

      --------------------------------------------------------------------------
      Important Risk Factors

      You should consider the "Summary of Important Risks" section on page 6 and the "General Investment Risks" section beginning on page 26. They are all important to your investment choice.

16 Wells Fargo WealthBuilder Portfolios Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Portfolio's financial statements, is available upon request in the Portfolio's annual report.

FOR A SHARE OUTSTANDING

                                                  PORTFOLIO COMMENCED
                                                  ON OCTOBER 1, 1997
                                                  ---------------------------------------------
                                                      May 31,     May 31,    May 31,
                                                        2000       1999       1998
                                                  ---------------------------------------------
For the period ended:

Net asset value, beginning of period                   $ 12.63    $ 11.01     $10.00

Income from investment operations:
   Net investment income (loss)                          (0.08)     (0.07)     (0.01)
   Net realized and unrealized gain (loss)
     on investments                                       2.42       1.71       1.03

Total from investment operations                          2.34       1.64       1.02

Less distributions:
   Dividends from net investment income                   0.00       0.00      (0.01)
   Distributions from net realized gain                   0.00      (0.02)      0.00

Total from distributions                                  0.00      (0.02)     (0.01)

Net asset value, end of period                         $ 14.97    $ 12.63     $11.01

Total return (not annualized)/1/                         18.53%     14.94%     10.17%

Ratios/supplemental data:
   Net assets, end of period (000s)                    $41,496    $12,942     $5,695

Ratios to average net assets (annualized):
   Ratio of expenses to average net assets/2/             1.25%      1.25%      1.25%
   Ratio of net investment income (loss) to
    average net assets                                   (0.99%)    (0.84%)    (0.50%)

Portfolio turnover                                          32%        31%        16%

Ratio of expenses to average net assets prior to
 waived fees and reimbursed expenses (annualized)/2/      1.98%      2.00%      3.32%

/1/ Total return calculations do not include any sales charges and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements. These ratios do not include expenses from any Underlying Fund.

                              Wells Fargo WealthBuilder Portfolios Prospectus 17

Wells Fargo WealthBuilder Growth Balanced Portfolio
--------------------------------------------------------------------------------

     Portfolio Manager: Galen Blomster, CFA

     ---------------------------------------------------------------------------
     Investment Objective

     Wells Fargo Growth Balanced Portfolio seeks a balance of capital appreciation and current income.

     ---------------------------------------------------------------------------
     Investment Strategies

     The Portfolio seeks to meet its investment objective by allocating among stock funds and bond funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

     The Growth Balanced Portfolio is a highly diversified investment, consisting of both stock and bond mutual funds, with an emphasis on stocks. Stocks offer long-term growth potential, while bonds help to decrease risk and provide income, making this investment appropriate for long-term investors who desire less volatility than an all-stock portfolio.

     The stock holdings are diversified across many investment styles, including large company growth, large company value, small company, and international. The bond holdings are also diversified across a wide range of income producing securities, including U.S. Government bonds, corporate bonds, below investment grade bonds and foreign issues. The Portfolio's diversification helps to moderate volatility by limiting the effect of one asset class that is under-performing while increasing the likelihood of participation when one asset class is out-performing through an active stock/bond asset allocation approach. The Portfolio seeks to achieve its objective by allocating its assets across asset classes of stocks and bonds through a number of affiliated and non-affiliated Underlying Funds.

     ---------------------------------------------------------------------------
     Permitted Investments

     Under normal market conditions, we invest:
     . at least 50% of our assets in stock funds; and . at least 25% of our assets in bond funds.

     ---------------------------------------------------------------------------
     Portfolio Asset Allocation

     The Portfolio uses a proprietary investment strategy called the Tactical Asset Allocation Model that seeks to enhance performance by shifting assets between stocks and bonds when market conditions reveal opportunities.

     Potential Asset Allocation Ranges:

                                Neutral Position         Investment Range
            Stock Funds                65%                   45 - 85%
            Bonds Funds                35%                   15 - 55%

18 Wells Fargo WealthBuilder Portfolios Prospectus

     ---------------------------------------------------------------------------
     Asset Allocation as of May 31, 2000:
            Stock Fund Styles:                          52%
               Large Company Growth Style                      16%
               Large Company Value Style                       16%
               Small Company Style                             10%
               International Style                             10%


            Bond Fund Styles:                           48%
               U.S. Treasury, Government, Agency and
                Mortgage-Related Securities                    21%
               Investment Grade Corporate Bonds                17%
               High-Yield Corporate Bonds                       5%
               International Obligations                        5%

            TOTAL FUND ASSETS                          100%
     ---------------------------------------------------------------------------

     Important Risk Factors

     You should consider the "Summary of Important Risks" section on page 6 and the "General Investment Risks" section beginning on page 26. They are all important to your investment choice.

                              Wells Fargo WealthBuilder Portfolios Prospectus 19

Wells Fargo WealthBuilder Growth Balanced Portfolio         Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Portfolio's financial statements, is available upon request in the Portfolio's annual report.


FOR A SHARE OUTSTANDING


                                                          PORTFOLIO COMMENCED
                                                          ON OCTOBER 1, 1997
                                                          ----------------------------------------------------------
                                                                 May 31,       May 31,         May 31,
                                                                  2000          1999            1998
                                                          ----------------------------------------------------------
     For the period ended:

     Net asset value, beginning of period                      $ 11.83         $ 10.80         $10.00

     Income from investment operations:
       Net investment income (loss)                               0.21            0.10           0.07
       Net realized and unrealized gain (loss)
        on investments                                            1.05            1.01           0.76

     Total from investment operations                             1.26            1.11           0.83

     Less distributions:
       Dividends from net investment income                      (0.14)          (0.07)         (0.03)
       Distributions from net realized gain                      (0.23)          (0.01)          0.00

     Total from distributions                                    (0.37)          (0.08)         (0.03)

     Net asset value, end of period                            $ 12.72         $ 11.83         $10.80

     Total return (not annualized)/1/                            10.72%          10.26%          8.35%

     Ratios/supplemental data:
       Net assets, end of period (000s)                        $33,749         $23,336         $9,300

     Ratios to average net assets (annualized):
       Ratio of expenses to average net assets/2/                 1.25%           1.25%          1.25%
       Ratio of net investment income (loss) to
        average net assets                                        1.95%           1.28%          0.02%

     Portfolio turnover                                             70%             59%            20%

     Ratio of expenses to average net assets prior to
       waived fees and reimbursed expenses (annualized)/2/        1.76%           1.85%          2.64%

/1/ Total return calculations do not include sales charges, and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements. These ratios do not include expenses from any Underlying Fund.

20 Wells Fargo WealthBuilder Portfolios Prospectus

                                            [This page intentionally left blank]
--------------------------------------------------------------------------------

Wells Fargo WealthBuilder Growth and Income Portfolio
--------------------------------------------------------------------------------

     Portfolio Manager: Galen Blomster, CFA
     ---------------------------------------------------------------------------

     Investment Objective

     Wells Fargo Growth and Income Portfolio seeks long-term capital appreciation with a secondary emphasis on income.
     ---------------------------------------------------------------------------
     Investment Strategies

     The Portfolio seeks to meet its investment objective by allocating among stock funds. Certain research indicates that the greatest impact on investment returns may be due to the asset allocation decision (the mix of stocks, bonds and cash-equivalents) rather than market timing or the selection of individual stocks and bonds.

     The Growth and Income Portfolio is a diversified equity investment. It holds mutual funds that employ different and complementary investment styles to provide potential for both growth and income. Included are: large company growth stocks--for their strong earnings growth potential; large company value stocks--representing out-of-favor companies with relatively higher dividends for greater total return potential; small company stocks-- for their dramatic growth potential; and international stocks--for increased diversification and global growth opportunities.

     The Portfolio's emphasis on diversification helps to moderate volatility by limiting the effect of one style that is under-performing, while also increasing the likelihood of participation when one style is out-performing. The Portfolio seeks to achieve its objective by allocating its assets among equity styles through a number of affiliated and non-affiliated Underlying Funds.
     ---------------------------------------------------------------------------

     Permitted Investments
     Under normal market conditions, we invest:

     .  100% of our assets in stock funds.

     ---------------------------------------------------------------------------

     Portfolio Asset Allocation

     The portfolio uses a proprietary investment strategy called the Strategic Asset Allocation Model that seeks to enhance performance with reduced volatility through broad diversification among different equity investment styles.

     Potential Asset Allocation Ranges:
                                           Neutral Position    Investment Range
          Large Company Stocks                    60%              55 - 65%
          Small Company Stocks                    20%              15 - 25%
          International Stocks                    20%              15 - 25%

     Asset Allocation as of May 31, 2000:
          Large Company Growth Style              30%
          Large Company Value Style               30%
          Small Company Style                     20%
          International Style                     20%

          TOTAL FUND ASSETS                      100%

     ---------------------------------------------------------------------------

     Important Risk Factors

     You should consider the "Summary of Important Risks" section on page 6 and the "General Investment Risks" section beginning on page 26. They are all important to your investment choice.

22 Wells Fargo WealthBuilder Portfolios Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

This table is intended to help you understand the Portfolio's financial performance for the past 5 years (or since inception, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). KPMG LLP audited this information which, along with their report and the Portfolio's financial statements, is available upon request in the Portfolio's annual report.

FOR A SHARE OUTSTANDING

                                                                   PORTFOLIO COMMENCED
                                                                   ON OCTOBER 1, 1997
                                                                   --------------------------------
                                                                   May 31,    May 31,     May 31,
                                                                    2000       1999        1998
                                                                   --------------------------------
For the period ended:

Net asset value, beginning of period                               $ 11.96    $ 10.97     $10.00

Income from investment operations:
  Net investment income (loss)                                       (0.06)     (0.04)      0.00
  Net realized and unrealized gain (loss)
   on investments                                                     2.33       1.04       0.97

Total from investment operations                                      2.27       1.00       0.97

Less distributions:
  Dividends from net investment income                                0.00       0.00       0.00
  Distributions from net realized gain                               (0.13)     (0.01)      0.00

Total from distributions                                             (0.13)     (0.01)      0.00

Net asset value, end of period                                     $ 14.10    $ 11.96     $10.97

Total return (not annualized)/1/                                     19.02%      9.11%      9.75%

Ratios/supplemental data:
  Net assets, end of period (000s)                                 $21,109    $10,657     $8,623

Ratios to average net assets (annualized):
  Ratio of expenses to average net assets/2/                          1.25%      1.25%      1.25%
  Ratio of net investment income (loss) to
   average net assets                                                (0.59%)    (0.38%)    (0.41%)

Portfolio turnover                                                      63%        32%         7%

Ratio of expenses to average net assets prior to
  waived fees and reimbursed expenses (annualized)/2/                 2.12%      1.95%      2.90%

/1/ Total return calculations do not include sales charges, and would have been lower had certain expenses not been waived/reimbursed during the periods shown.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements. These ratios do not include expenses from any Underlying Fund.

                              Wells Fargo WealthBuilder Portfolios Prospectus 23

The Underlying Funds
--------------------------------------------------------------------------------

     The Portfolios normally invest in affiliated and unaffiliated open-end management investment companies or series thereof with the investment styles listed below. The Portfolios may also invest in closed-end management investment companies and/or unit investment trusts. All of these investments are referred to as the Underlying Funds. Each Portfolio may hold certain securities directly.

     (1) Stock Funds. Stock funds invest primarily in domestic or foreign common stocks or securities convertible into or exchangeable for common stock. The Underlying Funds may include stock funds holding large company stocks, small company stocks, and international stocks.

     (2) Bond Funds. Bond funds invest primarily in debt securities issued by companies, governments, or government agencies. The issuer of a bond is required to pay the bond holder the amount of the loan (or par value) at a specified maturity and to make scheduled interest payments. Under normal circumstances, only the WealthBuilder Growth Balanced Portfolio invests in bond funds.

     The risks associated with each Portfolio are the risks related to each Underlying Fund in which the Portfolio invests, which passes through to the Portfolios. Thus, the indirect risks of the Portfolios are the direct risks for the Underlying Funds, as discussed below.

     Important Risk Factors for the Underlying Funds

     Foreign obligations may entail additional risks, such as currency, political, regulatory and diplomatic risks, which are described in more detail in the General Investment Risks section below. The value of investments in options on stock indexes and stock index futures is affected by price movements for the stocks in a particular index, rather than price movements for an individual security.

     The Underlying Funds are primarily subject to the equity securities and debt securities risks described in the Summary of Important Risks section.

     Mortgage- and asset-backed securities may not be guaranteed by the U.S. Treasury. Mortgage-backed securities are subject to prepayment risk, which can reduce the rate of return on such securities. Certain Underlying Funds may invest in lower-rated securities, which tend to be more sensitive to economic conditions and involve greater credit risk than higher-rated securities.

     Shares of a closed-end investment company may, and typically do, trade at a discount to net asset value. In addition, there may be no readily available market for closed-end investment company shares, in which case the shares are generally considered illiquid.

     You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 26; and the specific risks listed here. They are all important to your investment choice.

24 Wells Fargo WealthBuilder Portfolios Prospectus

                                            [This page intentionally left blank]
--------------------------------------------------------------------------------

General Investment Risks
--------------------------------------------------------------------------------

     Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

     . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

     .  We cannot guarantee that we will meet our investment objectives.

     . We do not guarantee the performance of a Portfolio or an Underlying Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisors, offer or promise to make good any such losses.

     . Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

     . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

     . An investment in a single Portfolio, by itself, does not constitute a complete investment plan.

     . Underlying Funds may continue to hold debt instruments that cease to be rated by a nationally recognized rating organization or whose ratings fall below the levels generally permitted for such Portfolio, provided Wells Fargo Bank deems the instrument to be of comparable quality to rated or higher-rated instruments. Unrated or downgraded instruments may be more susceptible to credit and interest rate risks than investment grade bonds.

     . The Underlying Funds may invest a portion of their assets in U.S. Government obligations such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). Each are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. A "pool" or group of such mortgages is assembled and, after being approved by the issuing or guaranteeing entity, is offered to investors through securities dealers. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of those obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury, and the U.S. Government's guarantee does not extend to the Underlying Funds or Portfolios themselves.

     . Certain Underlying Funds in each Portfolio may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a wide number of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

     Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Portfolio remains within the parameters of its objective.

26 Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Portfolio (and its Underlying Funds) and a table showing some of the additional investment practices that each Portfolio may use and the risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value or liquidity of investments in either country.

Experience Risk--The risk presented by a new or innovative security. The risk is that insufficient experience exists to forecast how the security's value might be affected by various economic conditions.

Information Risk--The risk that information about a security is either unavailable, incomplete or is inaccurate.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer maturities.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, such as lending portfolio securities, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

Prepayment Risk--The risk that consumers will pre-pay mortgage loans, which can alter the maturity of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate trading practices.

In addition to the general risks discussed above, you should carefully consider and evaluate any special risks that may apply to investing in a particular Portfolio. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Portfolio.

                              Wells Fargo WealthBuilder Portfolios Prospectus 27

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists some of the additional investment practices of the Portfolios, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Investment Objective and Investment Strategies for each Portfolio or the Statement of Additional Information for more information on these practices.

Investment practices and risk levels are carefully monitored. We attempt to ensure that the risk exposure for each Portfolio remains within the parameters of its objective.

Remember, each Portfolio is designed to meet different investment needs and objectives.

                                                                                                            GROWTH       GROWTH AND
                                                                                                GROWTH     BALANCED        INCOME
                                                                                               PORTFOLIO   PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                    RISK
------------------------------------------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow from banks for temporary                         Leverage Risk                   .           .             .
purposes to meet shareholder redemptions.

Emerging Markets
Securities of companies located or operating in countries              Information, Political,
considered developing or to have "emerging" stock markets.             Regulatory, Diplomatic,         .           .             .
Generally, these securities have the same type of risks as             Liquidity and Currency
foreign securities, but to a higher degree.                            Risk

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either               Interest Rate and                           .
on a schedule or when an index or benchmark changes.                   Credit Risk

Foreign Securities
Securities issued by a non-U.S. company or debt of a                   Information, Political,
non-U.S. company or foreign government. Foreign                        Regulatory, Diplomatic,         .           .              .
securities may also be emerging market securities which                Liquidity and Currency
are subject to the same risks, but to a higher degree.                 Risk.

Forwarding Commitment, When-Issued and
Delayed Delivery Transactions
Securities bought or sold for delivery at a later date or              Interest Rate, Leverage         .           .              .
bought or sold for a fixed price at a fixed date.                      Credit and Experience Risk

High Yield Securities
Debt securities of lower quality that produce generally
higher rates of return. These securities, also known as "junk          Interest Rate and                           .
bonds" tend to be more sensitive to economic conditions,               Credit Risk
more volatile, and less liquid, and are subject to greater risk of default.

Illiquid Securities
A security that cannot be readily sold, or cannot be                   Liquidity Risk                  .           .              .
readily sold without negatively affecting its fair price.
Limited to 15% of total assets.

28 Wells Fargo WealthBuilder Portfolios Prospectus

                                                                                                            GROWTH       GROWTH AND
                                                                                                GROWTH     BALANCED        INCOME
                                                                                               PORTFOLIO   PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                    RISK
------------------------------------------------------------------------------------------------------------------------------------
Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and             Credit, Counter-Party           .           .             .
financial institutions to increase return on those securities.         and Leverage Risk
Loans may be made up to 1940 Act limits
(currently 33 1/3% of total assets).

Mortgage- and Asset-Backed Securities
Securities consisting of an undivided fractional                       Interest Rate, Credit,                      .
interests in pools of consumer loans, such                             Prepayment and
as mortgage loans, car loans, credit card debt, or                     Experience Risk
receivables held in trust.

Options
The right or obligation to receive or deliver a security               Credit, Information             .           .             .
or cash payment depending on the security's price or the               and Liquidity Risk
performance of an index or benchmark. Types of options
used may include: options on securities, options on a stock
index, stock index futures and options on stock index
futures to protect liquidity and portfolio value.

Other Mutual Funds
A pro rata portion of the Underlying Fund's expenses,                  Market Risk
in addition to the expenses paid by the Portfolios,
will be borne by Portfolio shareholders. The mutual funds                                              .           .             .
selected may under-perform other similarly managed
funds and there can be no assurance that any mutual fund
will achieve its objective.

Privately Issued Securities
Securities that are not publicly traded but which may or               Liquidity Risk
may not be resold in accordance with Rule 144A of the                                                  .           .             .
Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security agrees to              Credit and
buy back a security at an agreed upon time and price,                  Counter-Party Risk              .           .             .
usually with interest.

                              Wells Fargo WealthBuilder Portfolios Prospectus 29

Organization and Management of the Portfolios
--------------------------------------------------------------------------------

A number of different entities provide services to the Portfolios. This section shows how the Portfolios are organized, the entities that perform different services, and how they are compensated. Further information is available in the Statement of Additional Information for the Portfolios.

About Wells Fargo Funds Trust

Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Portfolio's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds, merged in November 1998. Each of the Funds described in this Prospectus has succeeded to the assets and operations of a corresponding Norwest Advantage Fund. The performance and financial statement history of each Fund's predecessor Fund has been assumed by the Wells Fargo Funds Trust Fund. The succession transactions were approved by the shareholders of the Norwest Advantage Funds. The Table on page 41 identifies the Norwest Advantage Fund predecessors to the Funds.

The Board of Trustees of Wells Fargo Funds Trust supervises the Portfolios' activities and approves the selection of various companies hired to manage the Portfolios' operation. The major service providers are described in the diagram below. Except for the advisors, which require shareholder vote to change, if the Board believes that it is in the best interests of the shareholders, it may make a change in one of these companies.

                                BOARD OF TRUSTEES

                     Supervises the Portfolios' activities
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          INVESTMENT ADVISOR                                         CUSTODIAN
------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.                                    Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA                         6th & Marquette, Minneapolis, MN
Manages the Portfolios' investment activities             Provides safekeeping for the Portfolios' assets
------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                               SHAREHOLDER
                                                             TRANSFER                           SERVICING
DISTRIBUTOR                     ADMINISTRATOR                  AGENT                              AGENTS
-----------------------------------------------------------------------------------------------------------------
Stephens Inc.                   Wells Fargo Bank, N.A.       BFDS, Inc.                    Various Agents
111 Center St.                  525 Market St.               Two Heritage Drive
Little Rock, AR                 San Francisco, CA            Quincy, MA
Markets the Portfolios          Manages the Portfolios'      Maintains records of          Provide services to
and distributes Portfolio       business activities          shares and supervises         customers
shares                                                       the payment of dividends
-----------------------------------------------------------------------------------------------------------------




                  FINANCIAL SERVICES FIRMS AND SELLING AGENTS

  Advise current and prospective shareholders on their Portfolio investments
--------------------------------------------------------------------------------


                                 SHAREHOLDERS

30 Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------
In the following sections, the percentages shown are the percentages of the average daily net assets of each Portfolio class paid on an annual basis for the service described.

The Investment Advisor

Wells Fargo Bank provides portfolio management and fundamental security analysis services as the advisor for each of the Portfolios. Wells Fargo Bank also serves as the advisor and, in most cases, affiliates of Wells Fargo Bank serve as sub-advisor for each affiliated Underlying Fund. Wells Fargo Bank, founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. Wells Fargo Bank is a wholly owned subsidiary of Wells Fargo & Company, a national bank holding company. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $161 billion in assets. For providing these services, Wells Fargo Bank is entitled to receive 0.35% of the average daily net assets of each Portfolio.

Fees from Underlying Funds

Wells Fargo Bank and its affiliates may receive fees from the Underlying Funds for providing various services to the Underlying Funds. For example, Wells Fargo Bank may receive investment advisory fees from the Underlying Funds or distribution fees pursuant to a Rule 12b-1 plan or fees for providing shareholder services or sub-transfer agent services. These fees are separate from and in addition to fees received by Wells Fargo Bank and its affiliates for providing services to the Portfolios. These fees may differ among the Underlying Funds. As investment advisor to each Portfolio, Wells Fargo Bank selects Underlying Funds and makes allocation decisions in accordance with the Portfolio's investment objective and consistent with the best interests of the Portfolio's shareholders.

The Administrator

Wells Fargo Bank provides the Portfolios with administration services, including general supervision of each Portfolio's operation, coordination of the other services provided to each Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Wells Fargo Bank also furnishes office space and certain facilities to conduct each Portfolio's business. For providing these services, Wells Fargo Bank is entitled to receive a fee of up to 0.15% of the average annual net assets of each Portfolio.

The Transfer Agent

Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Portfolios. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Portfolios.

                              Wells Fargo WealthBuilder Portfolios Prospectus 31

Your Account
--------------------------------------------------------------------------------

     This section tells you how Portfolio shares are priced, how to open an account and how to buy, sell or exchange Portfolio shares once your account is open.

     Pricing Portfolio Shares

     . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form.

     . We determine the Net Asset Value ("NAV") of each class of the Portfolios' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"). We determine the NAV by subtracting the Portfolio class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. Each Portfolio's assets are generally valued at current market prices. See the Statement of Additional Information for further disclosure.

     . We process requests to buy or sell shares of the Portfolios each business day as of the close of regular trading on the NYSE, which is usually 1:00 p.m. (Pacific time)/3:00 p.m. (Central time). If the markets close early, the Portfolios may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before this time is processed the same day. Requests we receive after the cutoff time are processed the next business day.

     . The Portfolios are open for business on each day the NYSE is open for business. NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

     You Can Buy Portfolio Shares

     . By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds application with proper payment);

     .  Through a brokerage account with an approved selling agent; or

     . Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions).

     Minimum Investments

     . $1,000 per Portfolio minimum initial investment.

     . $100 per Portfolio if you use the Systematic Purchase Program; and

     . $100 per Portfolio for all investments after your initial investment.

32 Wells Fargo WealthBuilder Portfolios Prospectus

------------------------------------------------------------------------------------------------------------------------------------
     Reduced Initial Sales Charges
                                    FRONT-END SALES CHARGE      FRONT-END SALES CHARGE
                                      AS A PERCENTAGE OF           AS A PERCENTAGE OF
      AMOUNT OF PURCHASE             PUBLIC OFFERING PRICE        NET AMOUNT INVESTED
      Less than $250,000                    1.50%                       1.52%

      $250,000 to $499,999                  1.25%                       1.27%

      $500,000 to $999,999                  1.00%                       1.01%

      $1,000,000 and up                     0.75%                       0.76%


     . You pay no sales charges on Portfolio shares you buy with reinvested distributions.

     . You pay a lower sales charge if you are investing an amount over a breakpoint level. See the schedule above.

     . By signing a Letter of Intent ("LOI"),you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

     . Rights of Accumulation ("ROA") allow you to combine the amount you invest with the total NAV of shares you own in other Wells Fargo WealthBuilder Portfolios, in which you have already paid a front-end load, in order to reach breakpoint levels for a reduced load. We give you a discount on the entire amount of the investment that puts you over the breakpoint level.

     . You pay no sales charges on Wells Fargo WealthBuilder Portfolio shares you purchase with the proceeds of a redemption from a Wells Fargo WealthBuilder Portfolio within 120 days of the date of the redemption.

     If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

     You, or your fiduciary or trustee, may also tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

     . a family unit, including children under the age of twenty-one or single trust estate;

     . a trustee or fiduciary purchasing for a single fiduciary relationship; or

     . the members of a "qualified group" which consists of a "company" (as defined in the Investment Company Act of 1940, as amended), and related parties of such a "Company," which has been in existence for at least six months and which has a primary purpose other than acquiring Portfolio shares at a discount.

                  How a Letter of Intent Can Save You Money!

       If you plan to invest, for example, $500,000 in a Wells Fargo WealthBuilder Portfolio in installments over the next year, by signing a letter of intent you would pay only 1.00% sales load on the entire purchase. Otherwise, you might pay 1.50% on the first $249,999, then 1.25% on the next $250,000!

                              Wells Fargo WealthBuilder Portfolios Prospectus 33

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can buy shares directly from Wells Fargo Funds. For Portfolios held through brokerage and other types of accounts, please consult your Selling Agent.

      BY MAIL

      IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
      --------------------------------------------------------------------------

      . Complete a Wells Fargo Funds Application. Be sure to indicate the
        Portfolio name into which you intend to invest. Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

      . Enclose a check for at least $1,000 made out in the full name of the Portfolio. For example, "Wells Fargo WealthBuilder Growth Portfolio."

      . All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

      . You may start your account with $100 if you elect the Systematic
        Purchase plan option on the application.

      . Mail to: Wells Fargo Funds             Overnight Mail Only: Wells Fargo Funds
                 Attn: CCSU-Boston Financial                        Attn: CCSU-Boston Financial
                 PO Box 8266                                        66 Brooks Drive
                 Boston, MA 02266-8266                              Braintree, MA 02184

      --------------------------------------------------------------------------
      IF YOU ARE BUYING ADDITIONAL SHARES:
      --------------------------------------------------------------------------

      . Make a check payable to the full name of your Portfolio for at least
        $100. Be sure to write your account number on the check as well.

      . Enclose the payment stub/card from your statement if available.

      . Mail to: Wells Fargo Funds
                 Attn: CCSU-Boston Financial
                 PO Box 8266
                 Boston, MA 02266-8266

34 Wells Fargo WealthBuilder Portfolios Prospectus

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
-------------------------------------------------------------------------------

 .   You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

 .   If you do not currently have an account, complete a Wells Fargo Funds
    Application. You must wire at least $1,000. Be sure to indicate the Portfolio name into which you intend to invest.

 .   Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application in proper order.

 .   Overnight Application to: Wells Fargo Funds
                              Attn: CCSU-Boston Financial
                              66 Brooks Drive
                              Braintree, MA 02184

 .   Wire money to:            State Street Bank & Trust           Attention:
                              Boston, MA                          Wells Fargo Funds (Name
                                                                  of Portfolio)
                              Bank Routing Number:
                              ABA 011-000028                      Account Number: (Registration
                                                                  Indicated on Application)
                              Wire Purchase Account Number:
                              9905-437-1

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .   Instruct your wiring bank to transmit at least $100 according to the instructions given below.
    Be sure to have the wiring bank include your current account number and the name your account is registered in.

 .   Wire money to:            State Street Bank & Trust           Attention:
                              Boston, MA                          Wells Fargo Funds (Name
                                                                  of Portfolio)
                              Bank Routing Number:
                              ABA 011-000028                      Account Number: (Registration
                                                                  Indicated on Application)
                              Wire Purchase Account Number:
                              9905-437-1

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------
You can only make your first purchase of a Portfolio by phone if you already have an existing Wells Fargo Funds Trust Account.

 .  Call Investor Services and instruct the representative to either:

   . transfer at least $1,000 from a linked settlement account, or

   . exchange at least $1,000 worth of shares from an existing Wells Fargo
     Fund. Please see the "Exchanges" section for special rules.

   . Call:1-800-222-8222,option 0

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

 .  Call Investor Services and instruct the representative to either:

   . transfer at least $100 from a linked settlement account, or

   . exchange at least $100 worth of shares from another Wells Fargo Fund.

   . Call:1-800-222-8222, option 0


                              Wells Fargo WealthBuilder Portfolios Prospectus 35

Your Account
--------------------------------------------------------------------------------

     The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Portfolio shares held through brokerage or other types of accounts, please consult your selling agent.

      BY MAIL

      IF YOU ARE SELLING SHARES FOR THE FIRST TIME:
      --------------------------------------------------------------------------

      . Write a "Letter of Instruction"stating your name, your account number, the Portfolio you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

      .  Make sure all the account owners sign the request.

      . You may request that redemption proceeds be sent to you by check, by Automatic Clearing House ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

      . Signature Guarantees are required for mailed redemption requests over $50,000, or if the address on your account was changed within the last 60 days. You can get a signature guarantee at financial institutions such as a bank or brokerage house. We do not accept notarized signatures.

      .  Mail to: Wells Fargo Funds
                  Attn: CCSU-Boston Financial
                  PO Box 8266
                  Boston, MA 02266 -8266

      BY PHONE

      . Call Investor Services to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

      . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

      . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

      . Telephone privileges are automatically made available to you unless you specifically decline them on your application or subsequently in writing.

      . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

      . We will not mail the proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

      .  Call: 1-800-222-8222, option 0

36 Wells Fargo WealthBuilder Portfolios Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

 GENERAL NOTES FOR SELLING SHARES

 . We determine the NAV for the Portfolios at 1:00 p.m. (Pacific time)/3:00 p.m. (Central time).

 . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

 . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

 . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, Automatic Clearing House ("ACH") or Systematic Purchase Plan have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

 . Generally, we pay redemption requests in cash, unless the redemption request is for more than $250,000 or 1% of the net assets of the Portfolio by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

Distribution Plan

We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Portfolio shares. The Plan authorizes the payment of all or part of the cost of preparing and distributing Prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. The fees paid under this Plan are 0.75% per Portfolio.

These fees are paid out of the Portfolios' assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              Wells Fargo WealthBuilder Portfolios Prospectus 37

Your Account                                                           Exchanges
--------------------------------------------------------------------------------

     Exchanges between the Wells Fargo WealthBuilder Portfolios are two transactions: a sale of shares of one Portfolio and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

     . You should carefully read the Prospectus for the Portfolio into which you wish to exchange.

     . Every exchange involves selling Portfolio shares and that sale may produce a capital gain or loss for federal income tax purposes.

     . If you are making an initial investment into a new Portfolio through an exchange, you must exchange at least the minimum first purchase amount of the Portfolio you are redeeming, unless your balance has fallen below that amount due to market conditions.

     . Any exchange between Portfolios you already own must meet the minimum redemption and subsequent purchase amounts for the Portfolios involved.

     . In order to discourage excessive Portfolio transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

     . You may make exchanges between any of the Wells Fargo WealthBuilder Portfolios to any Wells Fargo Fund offering Class C shares, or into the Wells Fargo Money Market Fund Class A shares.

     Generally, we will notify you up to 60 days in advance of any changes in your exchange privileges.

38 Wells Fargo WealthBuilder Portfolios Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

     Automatic Programs

     These programs help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

     . Systematic Purchase Plan--With this program, you can regularly purchase shares of a Wells Fargo Portfolio with money automatically transferred from a linked bank account. Simply select the Portfolio you would like to purchase, and specify an amount of at least $100.

     . Systematic Exchange Plan--With this program, you can regularly exchange shares of a Wells Fargo Portfolio you own for shares of another Wells Fargo Portfolio or Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

     . Systematic Withdrawal Plan--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

     .  must have an account valued at $10,000 or more;

     .  must have your distributions reinvested; and

     .  may not simultaneously participate in the Systematic Purchase Plan.

     It generally takes about ten days to establish a Plan once we have received your instructions. It generally takes about five days to change or cancel participation in a Plan. We automatically cancel your program if the linked bank account you specified is closed.

     Dividend and Capital Gain Distributions Options

     The Portfolios in this Prospectus pay any dividends periodically and make capital gains distributions, if any, annually.

     We offer the following distribution options:

     . Automatic Reinvestment Option--Lets you buy new shares of the same class of the Portfolio that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

     . Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

     . Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically re-invested.

                              Wells Fargo WealthBuilder Portfolios Prospectus 39

Additional Services and Other Information
--------------------------------------------------------------------------------

     . Directed Distribution Purchase Option--Lets you buy shares of a different Wells Fargo Portfolio of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Portfolio and account the distributions are coming from, and the Portfolio and account to which the distributions are being directed. You must meet any required minimum purchases in both Portfolios prior to establishing this option.

     Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

     Taxes

     This discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal income tax considerations that affect the Portfolios and you as a shareholder. It is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Portfolio. Federal income tax considerations are discussed further in the Statement of Additional Information.

     We will pass on to you substantially all of the Portfolios' income and gains. Distributions of a Portfolio's ordinary income, short-term capital gain and certain other items will be taxable to you as ordinary income. Distributions of a Portfolio's net long-term capital gain, if any, will be taxable to you as net capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

     Distributions from a Portfolio normally will be taxable to you when paid, whether you take the distribution in cash or automatically reinvest them in additional Portfolio shares. However, distributions declared in October, November and December of one year and distributed in January of the following year will be taxable as if they were paid on December 31 of the first year. At the end of each year, you will be notified as to the federal income tax status of your distributions for the year.

     If you buy Portfolio shares shortly before it makes a distribution, your distribution from the Portfolio will, in effect, be a taxable return for part of your investment. Similarly, if you buy shares of a Portfolio when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Portfolio sells the appreciated securities and realizes the gain. The Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation.

     In general, your redemptions (including redemptions in-kind) and exchanges of Portfolio shares will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such gain or loss will be long-term capital gain or loss if you have held your redeemed Portfolio shares for more than one year at the time of redemption.

     Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to backup withholding at a 31% rate on distributions and redemption proceeds paid by the Portfolios.

40 Wells Fargo WealthBuilder Portfolios Prospectus

Table of Predecessors
--------------------------------------------------------------------------------

     The Portfolios described in this Prospectus were created as part of the reorganization of the Stagecoach Family of Funds, advised by Wells Fargo Bank, N.A., and the Norwest Advantage Family of Funds, advised by Norwest Investment Management, Inc., into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

     Each Portfolio is an accounting survivor of a former Norwest Advantage Funds portfolio, as indicated in the Table of Predecessors below. The performance histories and financial highlights of each Portfolio are the performance histories and financial highlights of the predecessor portfolio.

Wells Fargo Funds Trust                                  Predecessor Portfolio

Wells Fargo WealthBuilder Growth Portfolio               Norwest WealthBuilder II Growth Portfolio

Wells Fargo WealthBuilder Growth Balanced Portfolio      Norwest WealthBuilder II Growth
                                                         Balanced Portfolio

Wells Fargo WealthBuilder Growth and Income Portfolio    Norwest WealthBuilder II Growth and
                                                         Income Portfolio

                              Wells Fargo WealthBuilder Portfolios Prospectus 41

Portfolio Management
--------------------------------------------------------------------------------

     Galen G. Blomster, CFA
     Growth Portfolio and its predecessor since 1997
     Growth Balanced Portfolio and its predecessor since 1997 Growth and Income Portfolio and its predecessor since 1997
     Mr. Blomster is associated with WFB and joined WCM in 1998 as a Vice President and Director of Research and simultaneously held this position at NIM until WCM and NIM combined investment advisory services under the WCM name in 1999. Mr. Blomster is primarily responsible for the day-today management and asset allocation services and has been since the inception of the Portfolios. As a Portfolio Manager at NIM (since 1983), he also may perform portfolio management and other services for the Wells Fargo Funds. Norwest Bank or its affiliates have employed him since 1977. Mr. Blomster received a BS in Dairy/Food Science and Economics from the University of Minnesota; and a MS and PhD from Purdue University.

42 Wells Fargo WealthBuilder Portfolios Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your financial advisor.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Below Investment-Grade
Securities rated BB or lower by S&P or Ba or lower by Moody's Investor Services, or that may be unrated securities or securities considered to be "high risk."

Business Day
Any day the New York Stock Exchange is open is a business day for the Portfolios.

Capital Appreciation, Capital Growth
The increase in the value of a security. Together with "Current Income" (see below), constitutes total return.

Collateralized Mortgage Obligations ("CMOs")
Securities collateralized by portfolios of mortgage pass-through securities. CMOs are structured into multiple classes, and are paid according to class maturity, shortest maturities paid first.

Current Income
Earnings in the form of dividends or interest as opposed to capital growth. Together, current income and capital growth constitute total return.

Debt Securities
Generally, a promise to pay interest and repay principal by an individual or group of individuals sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Portfolio on its shares.

Diversified
A diversified fund, as defined by the Investment Company Act of 1940, is one that invests in cash, Government securities, other investment companies and no more than 5% of its total assets in a single issuer. These policies must apply to 75% of the Portfolios' total assets.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the

                              Wells Fargo WealthBuilder Portfolios Prospectus 43

Glossary
--------------------------------------------------------------------------------

     International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

     FHLMC
     FHLMC securities are commonly known as "Freddie Mac," and are issued by the Federal Home Loan Mortgage Corporation.

     FNMA
     FNMA securities are known as "Fannie Maes" and are issued by the Federal National Mortgage Association.

     GNMA
     GNMA securities are commonly known as "Ginnie Maes" and are issued by the Government National Mortgage Association.

     Liquidity
     The ability to readily sell a security at a fair price.

     Nationally Recognized Ratings Organization ("NRRO")
     A company that examines the ability of a bond issuer to meet its obligations and which rates the bonds accordingly.

     Net Asset Value ("NAV")
     The value of a single fund share. It is determined by adding together all of a Portfolio's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares. The NAV is calculated separately for each class of the Portfolio, and is determined as of the close of regular trading on each business day the NYSE is open, typically 1:00 p.m. (Pacific time).

     Options
     An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Selling Agent
     A person who has an agreement with the Portfolios' distributors that allows them to sell a Portfolio's shares.

     Shareholder Servicing Agent
     Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

44 Wells Fargo WealthBuilder Portfolios Prospectus

--------------------------------------------------------------------------------

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

S&P, S&P 500 Index
Standard and Poor's, a nationally recognized ratings organization. S&P also publishes various indexes or lists of companies representative of sectors of the U.S. economy.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                              Wells Fargo WealthBuilder Portfolios Prospectus 45

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

STATEMENT OF ADDITIONAL INFORMATION

supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS

provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, for the most recent reporting period.

THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

Call: 1-800-222-8222; option 1, option 5

WRITE TO:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

Wells Fargo Checking and Savings - 1-800-869-3557
Next Stage IRA or Stagecoach IRA - 1-800-237-8472
Wells Fargo Portfolio Advisor - 1-877-689-7882


[LOGO]


(updated 10/00)
P016
ICA Reg. No.
811-09253

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 1, 2000


                             CORPORATE BOND FUND
                             DIVERSIFIED BOND FUND
                                 INCOME FUND
                               INCOME PLUS FUND
                     INTERMEDIATE GOVERNMENT INCOME FUND
                      LIMITED TERM GOVERNMENT INCOME FUND
                              STABLE INCOME FUND
                         VARIABLE RATE GOVERNMENT FUND

               Class A, Class B, Class C and Institutional Class


     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about eight funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Corporate Bond, Diversified Bond, Income, Income Plus, Intermediate Government Income, Limited Term Government Income, Stable IncomeandVariable Rate Government Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Corporate Bond, Income Plus and Intermediate Government Income Funds offer Class A, Class B and Class C shares. The Intermediate Government Income Fund also offers Institutional Class shares. The Income, Limited Term Government Income and Stable Income Funds offer Class A, Class B and Institutional Class shares. The Diversified Bond Fund offers only Institutional Class shares and the Variable Rate Government Fund only offers Class A shares. This SAI relates to all such classes of shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated October 1, 2000. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Copies of the Prospectuses may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
Historical Fund Information..................................................................   1

Investment Policies..........................................................................   3

Additional Permitted Investment Activities and Associated Risks..............................   5

Management...................................................................................  18

Performance Calculations.....................................................................  33

Determination of Net Asset Value.............................................................  40

Additional Purchase and Redemption Information...............................................  40

Portfolio Transactions.......................................................................  42

Fund Expenses................................................................................  43

Federal Income Taxes.........................................................................  44

Capital Stock................................................................................  49

Other........................................................................................  55

Counsel......................................................................................  55

Independent Auditors.........................................................................  56

Financial Information........................................................................  56

Appendix..................................................................................... A-1

                          HISTORICAL FUND INFORMATION

         On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of Wells Fargo Funds Trust (the "Trust") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into the Funds. Prior to November 5, 1999, the effective date of the consolidation of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

         The Funds in this SAI were created as part of the reorganization of the Stagecoach family of funds advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The reorganization followed the merger of the advisors' parent companies.

         The chart below indicates the predecessor Stagecoach and Norwest Funds that are the accounting survivors of the Wells Fargo Funds.

-----------------------------------------------------------------------------------------------------------
                Wells Fargo Funds                           Predecessor Funds
------------------------------------------------------------------------------------------------------------
 Corporate Bond Fund                                 Stagecoach Corporate Bond Fund
------------------------------------------------------------------------------------------------------------
 Diversified Bond Fund                               Norwest Diversified Bond Fund
------------------------------------------------------------------------------------------------------------
 Income Fund                                         Norwest Income Fund
------------------------------------------------------------------------------------------------------------
 Income Plus Fund                                    Stagecoach Strategic Income Fund
------------------------------------------------------------------------------------------------------------
 Intermediate Government Income Fund                 Norwest Intermediate Government Income Fund
------------------------------------------------------------------------------------------------------------
 Limited Term Government Income Fund                 Stagecoach Short-Intermediate U.S. Government
                                                       Income Fund
------------------------------------------------------------------------------------------------------------
 Stable Income Fund                                  Norwest Stable Income Fund
------------------------------------------------------------------------------------------------------------
 Variable Rate Government Fund                       Stagecoach Variable Rate Government Fund
------------------------------------------------------------------------------------------------------------

         The Corporate Bond Fund commenced operations on November 8, 1999, as successor to the Stagecoach Corporate Bond Fund. The predecessor Stagecoach Corporate Bond Fund commenced operations on April 1, 1998.

         The Diversified Bond Fund commenced operations on November 8, 1999, as successor to the Norwest Diversified Bond Fund. The predecessor Norwest Diversified Bond Fund commenced operations on November 11, 1994.

         The Income Fund commenced operations on November 8, 1999, as successor to the Income Fund, Total Return Bond Fund and Performa Strategic Value Bond Fund of Norwest. The predecessor Norwest Income Fund commenced operations on June 9, 1987. The predecessor Norwest Total Return Fund commenced operations on December 31, 1993. The predecessor Norwest Performa Strategic Value Bond Fund commenced operations on October 1, 1997. For accounting purposes, the Norwest Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Income Fund.

         The Income Plus Fund commenced operations on November 8, 1999, as successor to the Stagecoach Strategic Income Fund. The predecessor Stagecoach Strategic Income Fund commenced operations on July 13, 1998.

         The Intermediate Government Income Fund commenced operations on November 8, 1999, as successor to the Norwest Intermediate Government Income Fund and the U.S. Government Income Fund and U.S. Government Allocation Fund of Stagecoach. The predecessor Norwest Intermediate Government Income Fund commenced operations on November 11, 1994. The predecessor Stagecoach U.S. Government Income Fund commenced operations on January 1, 1992 and the predecessor Stagecoach U.S. Government Allocation Fund commenced operations on January 2, 1992 as successor to the Fixed-Income Strategy Fund of the Wells Fargo Investment Trust ("WFIT"). The predecessor WFIT Fund commenced operations on March 31, 1987. For accounting purposes, the Norwest Intermediate Government Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest Intermediate Government Income Fund.

         The Limited Term Government Income Fund commenced operations on November 8, 1999, as successor to the Norwest Limited Term Government Income Fund and the Stagecoach Short-Intermediate U.S. Government Income Fund. The predecessor Norwest Limited Term Government Income Fund commenced operations on October 1, 1997 and the predecessor Stagecoach Short-Intermediate U.S. Government Income Fund commenced operations on October 27, 1993. For accounting purposes, the Stagecoach Short-Intermediate U.S. Government Income Fund is considered the surviving entity, and the financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Stagecoach Short-Intermediate U.S. Government Income Fund.

         The Stable Income Fund commenced operations on November 8, 1999, as successor to the Norwest Stable Income Fund. The predecessor Norwest Stable Income Fund commenced operations on November 11, 1994.

         The Variable Rate Government Fund commenced operations on November 8, 1999, as successor to the Variable Rate Government Fund of Stagecoach. The predecessor Stagecoach Variable Rate Government Fund commenced operations on December 12, 1997, as successor to the Variable Rate Government Fund of Overland Express Funds, Inc. ("Overland"). The predecessor Overland Fund commenced operations on November 1, 1990. On July 23, 1997, the Boards of Directors approved an Agreement and Plan of Consolidation providing for the transfer of the Overland Portfolio to the Fund.

                              INVESTMENT POLICIES

         Fundamental Investment Policies
         -------------------------------

         Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

         (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities investments in securities of other investment companies or investments in repurchase agreements;

         (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

         (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

         (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

         (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

         (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

         (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust or at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

     Asset-Backed Securities
     -----------------------

     The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. These Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Below Investment Grade Investments
     ----------------------------------

     The Corporate Bond, Diversified Bond, Income, Income Plus and Stable Income Funds may invest in debt securities that are in low or below investment grade categories, or are unrated or in default at the time of purchase (also known as high yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower rated debt securities may be less liquid and more difficult to value than higher rated securities.

     Stocks of the smaller and medium-sized companies in which the Fund may invest may be more volatile than larger company stocks. Investments in foreign markets may also present special risks, including currency, political, diplomatic, regulatory and liquidity risks.

     Bonds
     -----

     Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

     Borrowing
     ---------

     The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

     Commercial Paper
     ----------------

     The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments.

     Convertible Securities
     ----------------------

     The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Funds' financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the advisor will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

     Foreign Obligations and Securities
     ----------------------------------

     Each Fund, may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     The Funds may also invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Illiquid Securities
     -------------------

     The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

     Interest Rate Protection Transactions
     -------------------------------------

     To manage its exposure to different types of investments, Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

     Loans of Portfolio Securities
     -----------------------------

     Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the distributor.

     Mortgage-Related Securities
     ---------------------------

     The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Early repayment of principal on mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Funds also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Options Trading
     ---------------

     The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

     A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high grade debt obligations, in such amount are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

     A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the Advisor is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

     Below is a description of some of the types of options in which certain Funds may invest.

     A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Advisor's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

     The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that the Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

     Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

     Other Investment Companies
     --------------------------

     The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Gateway Funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

     Participation Interests
     -----------------------

     Each Fund, may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A Securities that are determined by the Advisor to be "illiquid" are subject to the Funds' policy of not investing more than 15% of its net assets in illiquid securities. The Advisor, under guidelines approved by the Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements
     ---------------------

     Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

     A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells their portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

     Stripped Securities
     -------------------

     Each Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Funds will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Funds generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk.

     The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Unrated Investments
     -------------------

     The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Services ("Moody's") or Standard & Poor's ("S&P") may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

     U.S. Government Obligations
     ---------------------------

     The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Zero Coupon Bonds
     -----------------

     The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's, S&P, Division of The McGraw Hill Companies, Inc., Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc. Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Advisor will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                Position              During Past 5 Years
---------------------                --------              -------------------
*Robert C. Brown                     Trustee               Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                 Corporation and Farm Credit System
Sarasota, Fl 34231                                         Financial Assistance Corporation since
                                                           February 1993

Donald H. Burkhardt, 70              Trustee               Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

Jack S. Euphrat, 77                  Trustee               Private Investor.
415 Walsh Road
Atherton, CA 94027

Thomas S. Goho, 56                   Trustee               Business Associate Professor, Wake Forest
321 Beechcliff Court                                       University, Calloway School of Business and
Winston-Salem, NC 27104                                    Accountancy since 1994.

Peter G. Gordon, 56                  Trustee               Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                   Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                             Water Company since 1977.
San Francisco, CA 94133

                                                           Principal Occupations
Name, Age and Address                 Position             During Past 5 Years
---------------------                 --------             -------------------
*W. Rodney Hughes, 72                 Trustee              Private Investor.
31 Dellwood Court
San Rafael, CA 94901

*Richard M. Leach, 63                 Trustee              President of Richard M. Leach Associates (a
P.O. Box 1888                                              financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                  Trustee              Private Investor/Real Estate Developer; Chairman
10 Legare Street                                           of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 45                  Trustee              Senior Counselor to the public relations firm of
500 North State Street                                     Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                           at the Humphrey Institute, Minneapolis, Minnesota
                                                           (a public policy organization) since January 1995.

Donald C. Willeke, 59                 Trustee              Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                  President            Executive Vice President of Wells Fargo Bank, N.A.
                                                           since July 1999.  Senior Vice President of Wells
                                                           Fargo Bank, N.A. from April 1997 to May 1999.
                                                           Vice President of American Express Financial
                                                           Advisors from May 1996 to April 1997, and Director
                                                           of American Express Financial Advisors from March
                                                           1993 to May 1996.

Karla M. Rabusch, 41                  Treasurer            Senior Vice President of Wells Fargo Bank, N.A.,
                                                           since May 2000.  Vice President of Wells Fargo
                                                           Bank, N.A. from December 1997 to May 2000.  Prior
                                                           thereto, Director of Managed Assets Investment
                                                           Accounting of American Express Financial Advisors
                                                           from May 1994 to November 1997.

C. David Messman, 40                  Secretary            Vice President and Senior Counsel of Wells Fargo
                                                           Bank, N.A. since January 1996.  Prior thereto,
                                                           Branch Chief, Division of Investment Management,
                                                           U.S. Securities and Exchange Commission.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund

Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the period November 8, 1999, closing date of the Reorganization, through May 31, 2000, the end of the fiscal period for the Funds, the Trustees have been paid and/or have accrued the following compensation:

                              Compensation Table
                           Period Ended May 31, 2000
                           -------------------------

     Trustee                                         Compensation
     -------                                         ------------

     Robert C. Brown                                    $23,102
     Donald H. Burkhardt                                $22,384
     Jack S. Euphrat                                    $27,254
     Thomas S. Goho                                     $27,254
     Peter G. Gordon                                    $27,254
     W. Rodney Hughes                                   $26,754
     Richard M. Leach                                   $22,102
     J. Tucker Morse                                    $26,754
     Timothy J. Penny                                   $23,602
     Donald C. Willeke                                  $23,602

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Subject to the general supervision of the Board, Wells
     ------------------
Fargo Bank provides investment advisory services to the Funds. As investment advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Wells Fargo Bank provides the Funds with, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

     The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment advisor and sub-advisor; (ii) gateway feeder Funds that invest in a single corresponding core portfolio of Wells Fargo Core Trust ("Core Trust") and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more core portfolios and have both active and dormant advisory arrangements at the gateway level.

         As compensation for its advisory services for the following stand-alone Funds, Wells Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

                                                           Annual Rate
Stand-Alone Funds                                (as a percentage of net assets)
-----------------                                -------------------------------

Corporate Bond                                                0.50%
Income                                                        0.50%
Income Plus                                                   0.60%
Intermediate Government Income                                0.50%
Limited Term Government Income                                0.50%
Variable Rate Government                                      0.50%

         As described in the second category above, the Stable Income Fund invests 100% of its assets in a single respective core portfolio of Core Trust. Because the Fund invests all of its assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the Fund to either invest in more than one core portfolio of Core Trust or to convert to a stand-alone Fund with a direct advisory relationship, the Fund has a "dormant" advisory arrangement with Wells Fargo Bank. Under the dormant advisory arrangement, Wells Fargo Bank will receive no advisory fees as long as the gateway feeder Fund invests all (or substantially all) of its assets in one core portfolio of Core Trust. In the event that the Fund converts into a gateway blended Fund as described above, Wells Fargo Bank as advisor would be entitled to receive a fee of 0.25% for asset allocation services. The dormant advisory rate listed below mirrors the advisory fee charged by Wells Fargo Bank to the Core Trust portfolio in which the gateway feeder Fund invests.

                                  Active               Dormant Asset             Pass-through
Gateway Feeder Fund           Advisory Fees           Allocation Fees*           Advisory Fees**
-------------------           -------------           ---------------            -------------
Stable Income                     0.00%                    0.25%                    0.50%

--------------------
* Represents the proposed advisory fee payable to Wells Fargo Bank as advisor if the Fund converts into a gateway blended Fund.

** Represents the advisory fee payable to Wells Fargo Bank as advisor to the Fund of Core Trust. This would be the proposed advisory fee payable to Wells Fargo Bank as advisor if the Fund converts into a stand-alone Fund.

         As described in the third category above, the Diversified Bond Fund invests its assets in two or more core portfolios of Core Trust. Wells Fargo Bank determines the core portfolios of Core Trust in which the gateway blended Fund invests and the percentage allocation that such Fund would make to each core portfolio. For these asset allocation services, Wells Fargo Bank is entitled to receive a fee as indicated in the chart below. The Fund also has the dormant advisory arrangements described above with respect to the Stable Income Fund.

                                      Advisory Fees                        Core Level
Gateway Blended Fund         (Maximum Asset Allocation Fees)         Dormant Advisory Fees*
--------------------         -------------------------------         ---------------------
Diversified Bond                          0.25%                              0.50%

--------------------
* Because the gateway blended Fund invests in two or more Core Trust portfolios with varying advisory fees, the dormant advisory fees are based on a formula that reflects a blended fee rate.

         As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amount of advisory (and other) fees paid shows the dollar amount of fees paid to either Wells Fargo Bank or NIM by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

         For the periods indicated below, the Funds or the predecessor portfolios to the Funds listed below paid to Wells Fargo Bank the following advisory fees and Wells Fargo Bank waived the indicated amounts:

                                                    Eleven-Month
                                                    Period Ended                           Year Ended
          Fund                                        05/31/00                              06/30/99
          ----                                     --------------                        -----------
                                           Fees Paid        Fees Waived           Fees Paid          Fees Waived
                                           ---------        -----------           ---------          -----------
Corporate Bond                              $ 10,795          $ 72,100            $  23,084           $ 53,704
Income Plus                                 $158,250          $ 91,954            $  59,858           $147,160
Limited Term Government
   Income                                   $494,200          $226,918            $ 459,093           $237,095
Variable Rate Government                    $159,008          $260,591            $ 204,891           $479,326

                                                    Three-Month
                                                    Period Ended                          Year Ended
          Fund                                        6/30/98                               3/31/98
          ----                                     -------------                          ----------
                                           Fees Paid        Fees Waived           Fees Paid          Fees Waived
                                           ---------        -----------           ---------          -----------
Corporate Bond                              $  2,427          $  5,498               N/A                 N/A
Income Plus                                   N/A               N/A                  N/A                 N/A
Limited Term Government

   Income                                   $ 75,268          $ 36,209           $  132,389           $309,195
Variable Rate Government                    $158,638          $315,545           $1,355,943*          $294,181*

--------------------
* These amounts are for the year ended December 31, 1997. Prior to December 12, 1997, these amounts reflect fees paid by the corresponding Overland predecessor portfolio.

                             FORMER NORWEST FUNDS

         For the periods indicated below, the Funds or the predecessor portfolios to the Funds listed below paid to Wells Fargo Bank and NIM the following advisory fees and Wells Fargo and NIM waived the indicated amounts:

                                              Period Ended                  Period Ended
                                                05/31/00*                     11/05/99*
                                              ------------                  ------------

                                               Wells Fargo                       NIM
                                               -----------                       ---
Fund                                    Fees Paid     Fees Waived      Fees Paid     Fees Waived
----                                    ---------     -----------      ---------     -----------
Diversified Bond                       $  100,755       $165,874       $155,604        $ 42,913
Income                                 $1,156,527       $ 26,008       $799,663        $      0
Intermediate Government
   Income                              $1,325,550       $536,678       $636,285        $      0
Stable Income**                        $  765,977       $ 40,780       $      0        $      0

--------------------
* For the year ended May 31, 2000, the predecessor portfolios to the Funds paid NIM advisory fees for the period June 1, 1999 through November 5, 1999 and the Funds paid Wells Fargo Bank advisory fees for the period November 8, 1999 through May 31, 2000.

** Amounts allocated from Core Portfolio for 12-month fiscal year ended May 31, 2000.

                                              Year Ended                    Year Ended
                                               05/31/99                      05/31/98
                                              ----------                    ----------

                                                  NIM                           NIM
                                                  ---                           ---

Fund                                    Fees Paid     Fees Waived      Fees Paid     Fees Waived
----                                    ---------     -----------      ---------     -----------
Diversified Bond*                      $      715       $392,977      $  551,714       $376,973
Income                                 $1,735,605       $      0      $1,314,324       $ 90,387
Intermediate Government
   Income                              $1,470,878       $      0      $1,315,676       $      0
Stable Income                          $        0       $      0      $  406,937       $      0

* Fees paid and/or waived do not include amounts allocated from the underlying core portfolios.

         General. Each Fund's Advisory Contract will continue in effect for more
         -------
than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Fund's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         Investment Sub-Advisors. Wells Fargo Bank has engaged Wells Capital
         -----------------------
Management Incorporated (formerly, Wells Fargo Investment Management) ("WCM"), Galliard Capital Management, Inc. ("Galliard") and Peregrine Capital Management, Inc. ("Peregrine") to serve as investment sub-advisors to the stand-alone Funds of the Trust and the core portfolios of Core Trust in which the gateway blended and gateway feeder Funds invest, as listed in the chart below

(collectively, the "Sub-Advisors"). Subject to the direction of the Trust's and Core Trust's Boards of Trustees and the overall supervision and control of Wells Fargo Bank and the Trust and Core Trust, the Sub-Advisors make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisors furnish to Wells Fargo Bank periodic reports on the investment activity and performance of the Funds. The Sub-Advisors also furnish such additional reports and information as Wells Fargo Bank and the Trust's and Core Trust's Board of Trustees and officers may reasonably request.

         Wells Fargo Bank has engaged WCM as investment sub-advisor for the stand-alone Funds of the Trust listed below. For providing sub-advisory services, WCM is entitled to receive fees as described below.

-----------------------------------------------------------------------------------
Fund                                             Fee
-----------------------------------------------------------------------------------
Corporate Bond                                       0-400M      0.15%
                                                   400-800M     0.125%
                                                      >800M      0.10%
-----------------------------------------------------------------------------------
Income                                               0-400M      0.15%
                                                   400-800M     0.125%
                                                      >800M      0.10%
-----------------------------------------------------------------------------------
Income Plus                                          0-400M      0.20%
                                                   400-800M      0.175%
                                                      >800M      0.15%
-----------------------------------------------------------------------------------
Intermediate Government Income                       0-400M      0.15%
                                                   400-800M     0.125%
                                                      >800M      0.10%
-----------------------------------------------------------------------------------
Limited Term Government Income                       0-400M      0.15%
                                                   400-800M     0.125%
                                                      >800M      0.10%
-----------------------------------------------------------------------------------
Variable Rate Government                             0-400M      0.15%
                                                   400-800M     0.125%
                                                      >800M      0.10%
-----------------------------------------------------------------------------------

         Wells Fargo Bank has engaged Peregrine and Galliard to serve as investment sub-advisors to the core portfolios in which the Diversified Bond and Stable Income Funds invest, as listed in the chart below.

------------------------------------------------------------------------------------------------------------------
                                                                      Sub-           Sub-Advisory
Fund                           Core Portfolio(s)                      Advisors       Fees
------------------------------------------------------------------------------------------------------------------
Diversified Bond               Managed Fixed Income Portfolio         Galliard       0-100M            0.10%
                                                                                     100-200M          0.08%
                                                                                     > 200M            0.06%
                             -------------------------------------------------------------------------------------
                               Positive Return Bond Portfolio         Peregrine         0-10M          0.40%
                                                                                       10-25M          0.30%
                                                                                      25-300M          0.20%
                                                                                        >300M          0.10%
                             --------------------------------------------------------------------------------------
                               Strategic Value Bond Portfolio         Galliard       0-100M            0.13%
                                                                                     100-200M          0.10%
                                                                                     > 200M            0.08%
------------------------------------------------------------------------------------------------------------------
Stable Income                  Stable Income Portfolio                Galliard       0-300M           0.045%
                                                                                     > 300M            0.04%
------------------------------------------------------------------------------------------------------------------

         Administrator. The Trust has retained Wells Fargo Bank as Administrator
         -------------
on behalf of each Fund. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

         As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach and Norwest Funds. Therefore, the information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to administrators by a Fund or its predecessor portfolio that is considered the surviving entity for accounting purposes.

                            FORMER STAGECOACH FUNDS

         The predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator from March 25, 1999 through the date of the Reorganization, on the same terms as are currently in effect. Prior to March 25, 1999, the predecessor Stagecoach Funds had retained Wells Fargo Bank as Administrator and Stephens as Co-Administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive monthly fees of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund. Prior to February 1, 1998, Wells Fargo Bank and Stephens received monthly fees of 0.04% and 0.02%, respectively, of the average daily net assets of each Fund. In connection with the change in fees, the responsibility for performing various administration services was shifted to the Co-Administrator.

         For the periods indicated below, the Funds listed below and their predecessor portfolios paid the following dollar amounts to Wells Fargo Bank and Stephens for administration and, as applicable, co-administration fees.

                                                    Eleven-Month
                                                    Period Ended                                Year Ended
                                                      05/31/00                                   06/30/99
                                                   --------------                             -----------
                                                      Wells                                       Wells
Fund                                                  Fargo                         Total         Fargo         Stephens
----                                                  -----                         -----         -----         --------
Corporate Bond                                       $ 24,869                     $  6,156       $  3,524       $ 2,632
Income Plus                                          $ 62,551                     $226,730       $129,803       $96,827
Limited Term Government Income                       $216,724                     $112,334       $ 64,311       $48,023
Variable Rate Government                             $125,879                     $108,802       $ 62,295       $46,507

-----------------------

                                                       Three-Month
                                                      Period Ended                                Year Ended
                                                         6/30/98                                    3/31/98
                                                      -------------                              ----------
                                                          Wells                                     Wells
Fund                                       Total          Fargo        Stephens       Total         Fargo        Stephens
----                                       -----          -----        --------       -----         -----        --------
Corporate Bond                           $  1,107       $    478      $    629         N/A           N/A            N/A
Income Plus                                 N/A            N/A           N/A           N/A           N/A            N/A
Limited Term Government Income           $ 15,606       $  6,711      $  8,895     $ 54,262      $ 36,356        $17,906
Variable Rate Government                 $ 64,485*      $ 27,729*     $ 36,756*    $282,517**    $189,286**      $93,231**

-----------------------
* These figures are for the six-month period ended June 30, 1998. ** These figures are for the year ended December 31, 1997.

                             FORMER NORWEST FUNDS

         With respect to the predecessor Norwest Funds, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the Funds, except those which were the responsibility of Forum Administrative Services, LLC ("FAdS") as administrator or Norwest in its capacity as administrator. For the year ended May 31, 2000, Forum/FAdS and Wells Fargo Bank received administrative fees for the periods June 1, 1999 through November 5, 1999 and November 8, 1999 through May 31, 2000, respectively.

         For the periods indicated below, the following Funds paid the following dollar amounts as administration fees:

                                  Period Ended         Period Ended          Year Ended            Year Ended
                                    05/31/00             11/05/99             05/31/99              05/31/98
                                 --------------       --------------       --------------        -----------
  Fund
  ----
                                  Wells Fargo           Forum/FAdS           Forum/FAdS            Forum/FAdS
                                  -----------           ----------           ----------            ----------
  Diversified Bond                  $159,977             $  1,686             $  3,131              $ 32,399
  Income                            $359,684             $144,638             $164,941              $115,539
  Intermediate
     Government Income              $567,627             $ 96,531             $209,982              $203,711
  Stable Income                     $175,125             $ 38,739             $ 41,464              $  8,167

         Distributor. Stephens Inc. ("Stephens," or the "Distributor"), located
         -----------
at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds. The Funds have adopted a distribution plan (the "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens up to 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         The actual fee payable to the Distributor by the above-indicated Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         Stephens has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

                               DISTRIBUTION FEES
                               -----------------

                                                               Printing/       Comp. to           Comp. to
Fund/Class                        Total        Advertising      Mailing      Underwriters         Br./Dlrs.    Other
----------                        -----        -----------      -------      ------------         ---------    -----
Corporate Bond*
    Class A                    $    642        $  642              $0           $     0           $    0            N/A
    Class B                    $ 79,949        $    0              $0                             $    0       $ 79,949
    Class C                    $ 11,151        $    0              $0           $ 9,425           $1,726            N/A

Income
    Class A                    $      0        $    0              $0           $     0           $    0            N/A
    Class B                    $ 72,427                                                           $    0       $ 72,427

Income Plus*
    Class A                    $  1,266        $1,266              $0           $     0           $    0            N/A
    Class B                    $243,837        $    0              $0                             $    0       $243,837
    Class C                    $ 20,585        $    0              $0           $13,731           $6,854            N/A

Intermed. Govt. Inc.
    Class A                    $      0        $    0              $0           $     0           $    0            N/A

                                                               Printing/       Comp. to           Comp. to
Fund/Class                        Total        Advertising      Mailing      Underwriters         Br./Dlrs.     Other
----------                        -----        -----------      -------      ------------         ---------     -----
    Class B                    $407,091        $     0             $0           $     0       $     0           $407,091
    Class C                    $ 32,096        $     0             $0           $19,763       $12,334                N/A

Ltd. Term Govt.*
    Class A                           0        $     0             $0           $     0       $     0                N/A
    Class B                    $ 70,421        $     0             $0           $     0       $     0           $ 70,421

Stable Income
    Class A                           0        $     0             $0           $     0       $     0                N/A
    Class B                    $ 19,196        $     0             $0           $     0       $     0           $ 19,196
    Class C                    $      0        $     0             $0           $     0       $     0                N/A

Variable Rate Govt.*
    Class A                    $ 63,994        $63,994             $0           $     0       $     0                N/A

* The fees paid by the predecessor Stagecoach Funds represent the fees paid to Stephens for distribution services for the twelve-month period ended May 31, 2000.

         General. The Plan will continue in effect from year to year if such
         -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Board believes that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

         Shareholder Servicing Agent. The Funds have approved a Servicing Plan
         ---------------------------
and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing shareholder services, a Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The amounts payable under the Shareholder Servicing Plan and Agreements are shown below. The Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board of Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related Agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

Fund                                                         Fee
----                                                         ---

Corporate Bond
     Class A                                                 0.25%
     Class B                                                 0.25%
     Class C                                                 0.25%

Diversified Bond
     Institutional                                           None

Income
     Class A                                                 0.25%
     Class B                                                 0.25%
     Institutional                                           None

Income Plus
     Class A                                                 0.25%
     Class B                                                 0.25%
     Class C                                                 0.25%

Fund                                                         Fee
----                                                         ---

Intermediate Government Income
     Class A                                                 0.25%
     Class B                                                 0.25%
     Class C                                                 0.25%
     Institutional                                           None

Limited Term Government Income
     Class A                                                 0.25%
     Class B                                                 0.25%
     Institutional                                           None

Stable Income
     Class A                                                 0.25%
     Class B                                                 0.25%
     Institutional                                           None

Variable Rate Government
     Class A                                                 0.25%

         General. The Servicing Plan will continue in effect from year to year
         -------
if such continuance is approved by a majority vote of the Trustees of the Trust, and the Non-Interested Trustees. Any form of Servicing Agreement related to the Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board of Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Servicing Plan.

         Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo MN" or
         ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. For its services as Custodian, Wells Fargo MN is entitled to receive a fee of 0.02% of the average daily net assets of each Fund except the Diversified Bond Fund and Stable Income Fund. The Diversified Bond Fund and Stable Income Fund, as Gateway Funds, are not charged a custody fee at the Gateway level, provided that they remain Gateway Funds and Wells Fargo MN receives custodial fees for the Core Trust portfolios.

          Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"),
          ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $5,000. In addition, each Fund pays a monthly fee of $1,000 per class, and Forum Accounting is entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

          Transfer and Dividend Disbursing Agent.  Boston Financial Data
          --------------------------------------
Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

          Underwriting Commissions.  Stephens serves as the principal
          ------------------------
underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios whereas Forum served as underwriter of the predecessor Norwest portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the predecessor Stagecoach fund family and Norwest fund family, and represents the total value of commissions paid across the fund families.

          For the year-ended September 30, 1999, the aggregate dollar amount of underwriting commissions paid to Stephens as sales/redemptions of the shares of the predecessor Stagecoach fund family was $6,214,051. Stephens retained $2,289,826 of such commissions. For the year-ended September 30, 1999, Wells Fargo Securities Inc., an affiliated broker-dealer of the Trust retained 2,324,394.93.

          For the three-month period ended June 30, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $1,546,670. Stephens retained $485,869 of such commissions. WFSI retained $1,068,673 of such commissions.

          For the year ended March 31, 1998, the aggregate dollar amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $7,671,295 and Stephens retained $939,892 of such commissions. WFSI retained $5,348,626 of such commissions.

          For the nine-month period ended September 30, 1996, the aggregate amount of underwriting commissions paid to Stephens on sales/redemptions of the shares of the predecessor Stagecoach fund family was $2,917,738. Stephens retained $198,664 of such commissions, WFSI and its registered representatives received $2,583,027 and $136,047 respectively, of such commissions.

          For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Forum and Stephens by the Fund or predecessor Norwest Funds and the amounts retained by Forum and Stephens are as follows:

           Year Ended                   Year Ended
            05/31/99                     05/31/98
          ------------                   --------
              Forum                        Forum
              -----                        -----
     Payable        Retained        Payable       Retained
     -------        --------        -------       --------
     $168,000       $16,000         $95,000       $9,000


          Code of Ethics.
          --------------

          The Fund Complex, the Advisor, the Sub-Advisors and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Advisor, Sub-Advisors and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

          The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

          In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

          Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

          Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

          Average Annual Total Return: The Funds may advertise certain total
          ---------------------------
return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/N/=ERV.

             Average Annual Total Return for the Applicable Period Ended May 31,
             -------------------------------------------------------------------
2000/1/
----

Fund                                         Inception/2/    Ten Year     Five Year     One Year
----                                         ------------    --------     ----------    --------
Corporate Bond
    Class A                                     (1.66)%        N/A            N/A        (8.30)%
    Class B                                     (1.52)%        N/A            N/A        (9.17)%
    Class C                                     (0.32)%        N/A            N/A        (5.58)%

Diversified Bond
    Institutional                                7.97%        6.57%          5.96%        3.22%

Income
    Class A                                      6.65%        6.25%          3.83%       (4.72)%
    Class B                                      6.21%        5.92%          3.70%       (5.67)%
    Institutional                                7.02%        6.74%          4.82%       (0.10)%

Income Plus
    Class A                                     (4.08)%        N/A            N/A       (10.37)%
    Class B                                     (4.24)%        N/A            N/A       (11.22)%
    Class C                                     (2.38)%        N/A            N/A        (7.74)%

Intermediate Government Income
    Class A                                      6.94%        5.83%          4.22%       (2.67)%
    Class B                                      6.42%        5.53%          4.09%       (3.71)%
    Class C                                      6.42%        5.53%          4.39%        0.12%
    Institutional                                7.23%        6.33%          5.20%        1.94%

Limited Term Government Income

Fund                                         Inception/2/    Ten Year     Five Year     One Year
----                                         ------------    --------     ----------    --------
    Class A                                      3.94%          N/A          3.98%       (2.44)%
    Class B                                      4.00%          N/A          3.95%       (3.42)%
    Institutional                                4.73%          N/A          5.01%        2.30%

Stable Income
    Class A                                      5.44%          N/A          5.13%        2.71%
    Class B                                      4.92%          N/A          4.64%        1.91%
    Institutional                                5.76%          N/A          5.48%        4.32%

 Variable Rate Government
    Class A                                      3.90%          N/A          3.39%       (0.62)%

-------------------
/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares. The annual average total return for the Corporate Bond, Income Plus, Limited Term Government Income and Variable Rate Government Funds is for the applicable eleven-month period-ended May 31, 2000. The average annual total return for the Diversified Bond, Income, Intermediate Government Income and Stable Income Funds is for the applicable year-ended May 31, 2000.

/2/ For purposes of showing performance information, the inception date of each Fund's predecessor portfolio is as follows: Corporate Bond Fund -- April 1, 1998, Diversified Bond Fund -- December 31, 1982, Income Fund -- June 9, 1987, Income Plus Fund -- July 13, 1998, Intermediate Government Income Fund--December 31, 1982, Limited Term Government Income Fund -- October 27, 1993, Stable Income Fund -- November 11, 1994 and Variable Rate Government Fund --November 1, 1990. The actual inception date of each class may differ from the inception date of the corresponding Fund.

          Cumulative Total Return. In addition to the above performance
          -----------------------
information, each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                       [WELLS NEEDS TO CONFIRM NUMBERS]
                       --------------------------------

      Cumulative Total Return for the Applicable Year Ended May 31, 2000/1/
      ------------------------------------------------------------------

Fund                                                      Inception/2/    Ten Year      Five Year      One Year
----                                                      ------------    --------      ----------     --------
Corporate Bond
    Class A                                                  (3.57)%         N/A           N/A          (8.30)%
    Class B                                                  (3.26)%         N/A           N/A          (9.17)%
    Class C                                                  (0.68)%         N/A           N/A          (5.58)%

Diversified Bond
   Institutional                                             279.96%       89.01%         33.56%         3.22%

Income
    Class A                                                  130.48%       91.98%         26.37%        (4.72)%

Fund                                                      Inception/2/    Ten Year      Five Year      One Year
----                                                      ------------    --------      ----------     --------
    Class B                                                  118.59%       77.77%         19.89%        (5.67)%
    Institutional                                            141.34%       91.99%         26.54%        (0.10)%

Income Plus
    Class A                                                   7.54%          N/A           N/A         (10.37)%
    Class B                                                   7.83%          N/A           N/A         (11.22)%
    Class C                                                   4.44%          N/A           N/A          (7.74)%

Intermediate Government Income
    Class A                                                  221.67%       76.26%         22.95%        (2.67)%
    Class B                                                  195.54%       71.23%         22.21%        (3.71)%
    Class C                                                  195.57%       71.25%         23.96%         0.12%
    Institutional                                            236.99%       84.77%         28.88%         1.94%

Limited Term Government Income
    Class A                                                  29.04%          N/A          21.54%        (2.44)%
    Class B                                                  29.50%          N/A          21.40%        (3.42)%
    Institutional                                            35.58%          N/A          27.68%         2.30%

Stable Income
    Class A                                                  34.21%          N/A          28.43%         2.71%
    Class B                                                  30.53%          N/A          25.45%         1.91%
    Institutional                                            36.44%          N/A          30.57%         4.32%

Variable Rate Government
    Class A                                                  44.33%          N/A          18.16%        (0.62)%

-------------------
/1/ Return calculations, except as indicated, reflect the inclusion of front-end sales charges for Class A shares and the maximum applicable contingent deferred sales charge ("CDSC") for Class B and Class C shares.

/2/ For purposes of sharing performance information, the inception date of each Fund's predecessor portfolio is as follows: Corporate Bond Fund -- April 1, 1998, Diversified Bond Fund -- December 31, 1982, Income Fund -- June 9, 1987, Income Plus Fund -- July 13, 1998, Intermediate Government Income Fund-- December 31, 1982, Limited Term Government Income Fund -- October 27, 1993, Stable Income Fund -- November 11, 1994 and Variable Rate Government Fund -- November 1, 1990. The actual inception date of each class may differ from the inception date of the corresponding Fund.

          Yield Calculations: The Funds may, from time to time, include their
          ------------------
yields and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                    -----
                                     cd
          where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares of each class outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share of each class of shares on the last day of the period.

          Effective Yield: Effective yields for the Funds are based on the
          ---------------
change in the value of a hypothetical investment (exclusive of capital changes) over a particular thirty-day period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/30, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

                Effective Thirty-Day Yield = [(Base Period Return +1)/365/30/]-1

             Yields for the Applicable Period Ended May 31, 2000/1/
             ---------------------------------------------------

Fund                                                             Thirty-day Yield (After Waiver)
----                                                             -------------------------------
Corporate Bond
     Class A                                                                 7.02%
     Class B                                                                 6.29%
     Class C                                                                 6.24%

Diversified Bond
     Institutional                                                           6.31%

Income
     Class A                                                                 6.62%
     Class B                                                                 5.88%
     Institutional                                                           6.87%

Income Plus
     Class A                                                                 7.14%
     Class B                                                                 6.43%
     Class C                                                                 6.43%

Fund                                                             Thirty-day Yield (After Waiver)
----                                                             -------------------------------
Intermediate Government Income
     Class A                                                                 6.36%
     Class B                                                                 5.62%
     Class C                                                                 5.61%
     Institutional                                                           6.64%

Limited Term Government Income
     Class A                                                                 5.69%
     Class B                                                                 4.94%
     Institutional                                                           5.97%

Stable Income
      Class A                                                                5.72%
      Class B                                                                4.98%
      Institutional                                                          5.98%

Variable Rate Government
      Class A                                                                5.29%

--------------------
/1/ The amounts shown above reflect all front-end sales charges and applicable CDSCs. "After Waiver" figures reflect any waived fees or reimbursed expenses throughout the period.

          The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

          In addition, investors should recognize that changes in the net asset values of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

          From time to time and only to the extent the comparison is appropriate for a Fund or a class of shares, the Trust may quote the performance or price-earnings ratio of a Fund or a class of the Fund in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Fund or a class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share of each class at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

          Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Trust Institute may also be used.

          The Trust also may use the following information in advertisements and other types of literature, only to the extent that the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of each class of shares of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

          In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

          The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRRO, such as Standard Poor's Corporation. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

          From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to the Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

          The Trust also may disclose, in advertising and other types of literature, information and statements that WCM, a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor.

          The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by a fund's investment advisor or sub-advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $160.5 billion in assets.

          The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

          Net asset value per share for each class of the Funds is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

          Securities of a Fund for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Fund securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

          Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectus.

The dealer reallowance for purchases of Class A shares of each Fund, except the Stable Income Fund is as follows:

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
        AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
     OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less than $50,000              4.50%                4.71%                 4.00%
---------------------------------------------------------------------------------------
$50,000 to $99,999             4.00%                4.17%                 3.50%
---------------------------------------------------------------------------------------
$100,000 to $249,999           3.50%                3.63%                 3.00%
---------------------------------------------------------------------------------------
$250,000 to $499,999           2.50%                2.56%                 2.25%
---------------------------------------------------------------------------------------
$500,000 to $999,999           2.00%                2.04%                 1.75%
---------------------------------------------------------------------------------------
$1,000,000 and over/1/         0.00%                0.00%                 1.00%
---------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

The dealer reallowance for purchases of Class A shares of the Stable Income Fund is as follows:

---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                          FRONT-END SALES      FRONT-END SALES           DEALER
                            CHARGE AS %          CHARGE AS %            ALLOWANCE
        AMOUNT               OF PUBLIC          OF NET AMOUNT        AS % OF PUBLIC
     OF PURCHASE          OFFERING PRICE           INVESTED          OFFERING PRICE
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Less than $50,000              1.50%                1.52%                 1.35%
---------------------------------------------------------------------------------------
$50,000 to $99,999             1.00%                1.01%                 0.90%
---------------------------------------------------------------------------------------
$100,000 to $249,999           0.75%                0.76%                 0.70%
---------------------------------------------------------------------------------------
$250,000 to $499,999           0.75%                0.76%                 0.70%
---------------------------------------------------------------------------------------
$500,000 to $999,999           0.50%                0.50%                 0.50%
---------------------------------------------------------------------------------------
$1,000,000 and over1           0.00%                0.00%                 0.50%
---------------------------------------------------------------------------------------

/1/ We will assess Class A shares purchases of $1,000,000 or more a 0.50% CDSC if they are redeemed within one year from the date of purchase. Charges are based on the lower of the NAV on the date of purchase or the date of redemption.

     Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker
     -----------------------------------------------------------------
may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Former Norwest Advantage Fund Class B
     ---------------------------------------------------------------
Shareholders. No contingent deferred sales charge is imposed on redemptions of
------------
Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at net asset value.


                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as Investment Advisor to the Funds, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Fund may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Funds.

     Portfolio Turnover. The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                                 FUND EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing a Prospectus (except the expense of printing and mailing a Prospectus used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

     General. The Trust intends to continue to qualify each Fund as a regulated
     -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

     The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
     ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments. Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, such Fund will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Fund on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

     If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes. Income and dividends received by a Fund from sources within
     -------------
foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Funds expects to qualify for the election.

     Capital Gain Distributions. Distributions which are designated by a Fund as
     --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Fund's actual net capital gains for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Disposition of Fund Shares. A disposition of Fund shares pursuant to a
     --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates. As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding. The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations. On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders. Corporate shareholders of the Funds may be eligible
     ----------------------
for the dividends-received deduction on dividends distributed out of a Fund's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

     Tax-Deferred Plan. The shares of the Funds are available for a variety of
     -----------------
tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters. Investors should be aware that the investments to be made by
     -------------
the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Funds are eight of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a Class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the Class represented at a meeting if the holders of more than 50% of the outstanding shares of the Class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of August 31, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                      5% OWNERSHIP AS OF AUGUST 31, 2000
                      ----------------------------------

                                                                      Type of         Percentage
         Fund                       Name and Address                 Ownership         of Class
         ----                       ----------------                 ---------        ----------
CORPORATE BOND
   Class A                 Norwest Investment Services Inc.            Record           10.00%
                           FBO-011482791
                           North Star Building East, 9th Floor
                           608 Second Avenue, South
                           Minneapolis, MN 55479-0162

                           Wells Fargo Bank MN NA FBO               Record and           7.28%
                           R. Michel A/C 359673001                  Beneficiary
                           Attn:  Mutual Funds OPS
                           P.O. Box 1533
                           Minneapolis, MN 55480-1533

   Class B                 N/A

   Class C                 Dean Witter For The Benefit of              Record            9.54%
                           Advocates to End Domestic Violence
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter For The Benefit of           Record and          13.30%
                           Debashish Mukhapadhyay                   Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           EMJAYCO                                     Record           13.40%
                           Omnibus Account
                           P.O. Box 17909
                           Milwaukee, WI 53217-0909

                           National Bank of Alaska Trust               Record            6.97%
                           301 West Northern Lights Boulevard
                           Anchorage, AK 99503-2648

                                                                               Type of         Percentage
     Fund                       Name and Address                              Ownership         of Class
     ----                       ----------------                              ---------         --------
DIVERSIFIED
   BOND FUND
   Institutional Class     Wells Fargo Bank MN NA FBO                           Record            5.59%
                           Acct #2100014356-4
                           Diversified Bond Fund I
                           C/O Mutual Fund Processing PO
                           Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           Seret & Co.                                          Record            9.40%
                           ATTN: Jill Siekmeier
                           C/O Norwest Bank Colorado NA
                           1740  Broadway MS 8676
                           Denver, CO 80274-0001

                           Wells Fargo Bank MN NA FBO                           Record            8.87%
                           Acct #2100014357-7
                           Diversified Bond Fund I
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

                           Wells Fargo Bank MN NA FBO                           Record           62.90%
                           Acct #2100014058-0
                           Diversified Bond Fund I
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

INCOME FUND
   Class A                 Wells Fargo Bank MN NA FBO                           Record           38.16%
                           Income Bond Fund Class A
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

   Class B                 N/A

   Institutional Class     Wells Fargo Bank MN NA FBO                           Record           28.49%
                           Acct #2100013949-7
                           Income Fund I
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

                           Wells Fargo Bank MN NA FBO                           Record           37.17%
                           Acct #2100014312-4
                           Income Fund I
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

                           Dentu & CO                                           Record           19.05%
                           Non-Discretionary Cash
                           1740 Broadway Mail 8676
                           Denver, CO 80274-0001

                           Wells Fargo Bank MN NA FBO                           Record           10.49%
                           Acct #2100014314-0
                           Income Fund I
                           Attn: Mutual Funds OPS
                           PO Box 1533
                           Minneapolis, MN 55480-1533

                                                                               Type of         Percentage
     Fund                       Name and Address                              Ownership         of Class
     ----                       ----------------                              ---------         --------
INCOME PLUS
   Class A                 Norwest Investment Services Inc.                     Record            9.74%
                           FBO-710961841
                           Nor Star Building East 8th Floor
                           Minneapolis, MN 55479

   Class B                 N/A

   Class C                 Dean Witter for the Benefit of                       Record and        9.48%
                           Charles Allen                                        Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter for the Benefit of                       Record and        7.08%
                           Marlene Dellamore TTEE FBO                           Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter Reynolds Custodian for                   Record and        5.59%
                           Jean Baker                                           Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

                           Dean Witter for the Benefit of                       Record and        7.43%
                           Robert M. Anderson                                   Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

INTERMEDIATE
GOVERNMENT
INCOME FUND
   Class A                 Wells Fargo Bank                                     Record           23.56%
                           FBO Retirement Plans Omnibus
                           PO Box 63015
                           San Francisco, CA 94163-0001

                           Investor Services Group                              Record           14.47%
                           FBO Wells Fargo/Portfolio Advisory
                           Customer
                           211 South Gulph Road
                           King of Prussia, PA 194006-0001

   Class B                 N/A

   Class C                 MLPF&S For The Sole Benefit of its                   Record           17.52%
                           Customers
                           ATTN:  Mutual Fund Administration
                           4800 Deer Lake Drive East, 3rd Floor
                           Jacksonville, FL 32246-6484

                           Dean Witter for the Benefit of                       Record and       11.40%
                           Arthur J. & Sylvia Zanello PLEBS FBO                 Beneficiary
                           PO Box 250 Church Street Station
                           New York, NY 10008-0250

   Institutional Class     EMSEG & Co.                                          Record           46.78%
                           Acct #210014380-7
                           Interim US Gov't Fund I
                           C/O Mutual Fund Processing PO
                           Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                                                                               Type of         Percentage
     Fund                       Name and Address                              Ownership         of Class
     ----                       ----------------                              ---------         --------
                           EMSEG & Co.                                          Record           25.70%
                           Acct #210014381-0
                           Interim US Gov't Fund I
                           C/O Mutual Fund Processing PO
                           Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           EMSEG & Co.                                          Record           12.00%
                           Acct #210014383-6
                           Interim US Gov't Fund I
                           C/O Mutual Fund Processing PO
                           Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           DENTRU & Co.                                         Record           13.33%
                           1740 Broadway Mail 8676
                           Denver, CO 80274-0001

LIMITED TERM
GOVERNMENT
INCOME FUND
   Class A                 Wells Fargo Bank                                     Record           17.81%
                           FBO Retirement Plans Omnibus
                           PO Box 63015
                           San Francisco, CA 94163-0001

                           Merrill Lynch Trust Company TTE                      Record           11.80%
                           FBO Qualified Retirement Plans
                           ATTN: John Sebulsky
                           265 Davidson Avenue, 4th Floor
                           Somerset, NJ 00873-4120

                           MLPF&S For the Sole Benefit of Its Customers         Record            9.91%
                           ATTN: Mutual Fund Administration
                           4800 Deer Lake Dr. East, 3rd Floor
                           Jacksonville, FL 32246-6484

   Class B                 N/A

   Institutional Class     EMSEG & CO                                           Record           27.00%
                           Acct #210014315-5
                           Limited Term Gov't Income 1
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           EMSEG & CO                                           Record           30.81%
                           Acct #210014316-6
                           Limited Term Gov't Income FD1
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           EMSEG & CO                                           Record           36.71%
                           Acct #210014423-3
                           Limited Term Gov't Income FD1
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NW 8477
                           Minneapolis, MN 55485-1450

                           DIM & CO                                             Record           10.75%
                           ATTN:  MF DEPT. A-88-4
                           P.O. Box 9800
                           Calabasas, CA  91372-0800

                                                                               Type of         Percentage
     Fund                       Name and Address                              Ownership         of Class
     ----                       ----------------                              ---------         --------
STABLE INCOME              NORWEST INVESTMENT SERVICES INC                      Record           24.75%
   Class A                 FBO 021453811
                           Northstar Building East - 9th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

                           NORWEST INVESTMENT SERVICES INC                      Record           10.68%
                           FBO 021219031
                           Northstar Building East - 8th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

                           NORWEST INVESTMENT SERVICES INC                      Record            5.33%
                           FBO 021263991
                           Northstar Building East - 8th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

   Class B                 NORWEST INVESTMENT SERVICES INC                      Record            8.71%
                           FBO 731186551
                           Northstar Building East - 9th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

                           NORWEST INVESTMENT SERVICES INC                      Record            8.93%
                           FBO 102953761
                           Northstar Building East - 8th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

                           NORWEST INVESTMENT SERVICES INC                      Record            8.77%
                           FBO 708238851
                           Northstar Building East - 9th Floor
                           608 Second Avenue South
                           Minneapolis, MN 55402-1916

   Institutional Class     EMSEG & CO                                           Record           68.82%
                           Acct #2100014418-1
                           STABLE INCOME FUND I
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NEW 8477
                           Minneapolis, MN 55485-1450

                           EMSEG & CO                                           Record           11.11%
                           Acct #2100014417-8
                           STABLE INCOME FUND I
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NEW 8477
                           Minneapolis, MN 55485-1450

                           EMSEG & CO                                           Record            5.45%
                           Acct  #2100014416-5
                           STABLE INCOME FUND I
                           c/o Mutual Fund Processing
                           P.O. Box 1450 NEW 8477
                           Minneapolis, MN 55485-1450

VARIABLE RATE
   GOVERNMENT
   Class A                 Attn:  Larry Morgan                                  Record           24.00%
                           APCO EMPLOYEES CREDIT UNION
                           1608 7th Avenue North
                           Birmingham, AL 35203-1987

                                                                               Type of         Percentage
     Fund                       Name and Address                              Ownership         of Class
     ----                       ----------------                              ---------         --------
                           MLPF&S FOR THE SOLE BENEFIT                          Record            9.95%
                           OF ITS CUSTOMERS
                           ATTN: Mutual Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246-6484

                           Euro Bank                                            Record            5.24%
                           1901 Ponce DeLeon Boulevard
                           Coral Gables, FL 33124-4414

                           Blue Bonnet Federal Union                            Record            5.38%
                           1301 McKinney, Suite 531
                           Houston, TX 77010-3029

                           VISIONS FEDERAL CREDIT UNION                         Record            5.46%
                           24 McKinley Avenue
                           Endicott, NY 13760-5415

                           Salomon Smith Barney Inc.                            Record            5.91%
                           Acct #00119617705
                           333 West 34th Street, 3rd Floor
                           New York, NY 10001

                           Salomon Smith Barney Inc.                            Record            6.76%
                           Acct #00157672735
                           333 West 34th Street, 3rd Floor
                           New York, NY 10001

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

     The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the predecessor Stagecoach and Norwest Funds for the year or period ended May 31, 2000 are hereby incorporated by reference to the Funds' Annual Reports.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                          Telephone:  1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                             Dated October 1, 2000

                  WELLS FARGO WEALTHBUILDER GROWTH PORTFOLIO
              WELLS FARGO WEALTHBUILDER GROWTH BALANCED PORTFOLIO
             WELLS FARGO WEALTHBUILDER GROWTH AND INCOME PORTFOLIO



     Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three funds in the Trust's family of funds (each a "Portfolio" and collectively the "Portfolios") -- the Wells Fargo WealthBuilder Growth Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio and Wells Fargo WealthBuilder Growth and Income Portfolio. Each Portfolio is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolios offer a single class of shares.

     This SAI is not a prospectus and should be read in conjunction with the Portfolios' Prospectus, dated October 1, 2000. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                   Page
                                                                   ----

Historical Portfolio Information.................................     1

Investment Policies..............................................     2

Additional Permitted Investment Activities and Associated Risks..     4

Management.......................................................    21

Performance Calculations.........................................    29

Determination of Net Asset Value.................................    33

Additional Purchase and Redemption Information...................    33

Portfolio Transactions...........................................    34

Portfolio Expenses...............................................    35

Federal Income Taxes.............................................    36

Capital Stock....................................................    41

Other............................................................    43

Counsel..........................................................    43

Independent Auditors.............................................    43

Financial Information............................................    43

Appendix.........................................................   A-1

                       HISTORICAL PORTFOLIO INFORMATION

     On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest portfolios to the Portfolios (the "Reorganization"). Prior to November 5, 1999, the effective date of the consolidation of the Portfolios and the predecessor Norwest portfolios, the Portfolios had only nominal assets.

     The Portfolios described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank" or "Advisor"), and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex. The Reorganization followed the merger of the advisors' parent companies.

     The chart below indicates the predecessor Norwest portfolios that are the accounting survivors of the Wells Fargo Funds.

-----------------------------------------------------------------------------------------------------------------
              Wells Fargo Portfolios                                  Predecessor Portfolios
-----------------------------------------------------------------------------------------------------------------
Wells Fargo WealthBuilder Growth Portfolio                   Norwest WealthBuilder II Growth Portfolio
-----------------------------------------------------------------------------------------------------------------
Wells Fargo WealthBuilder Growth Balanced                    Norwest WealthBuilder II Growth Balanced Portfolio
 Portfolio
-----------------------------------------------------------------------------------------------------------------
Wells Fargo WealthBuilder Growth and Income                  Norwest WealthBuilder II Growth and Income Portfolio
 Portfolio
-----------------------------------------------------------------------------------------------------------------

     The Wells Fargo WealthBuilder Growth Portfolio ("Growth Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth Portfolio. The Norwest WealthBuilder II Growth Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Portfolio.

     The Wells Fargo WealthBuilder Growth Balanced Portfolio ("Growth Balanced Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth Balanced Portfolio. The Norwest WealthBuilder II Growth Balanced Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth Balanced Portfolio.

     The Wells Fargo WealthBuilder Growth and Income Portfolio ("Growth and Income Portfolio") commenced operations on November 8, 1999, as successor to the Norwest WealthBuilder II Growth and Income Portfolio. The Norwest WealthBuilder II Growth and Income Portfolio commenced operations on October 1, 1997. The financial highlights shown for periods prior to November 8, 1999 are the financial highlights of the Norwest WealthBuilder II Growth and Income Portfolio.

                              INVESTMENT POLICIES

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the securities of affiliated and non-affiliated open-ended management investment companies or series (the "Underlying Funds"). Accordingly, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds.

     Information concerning each Portfolio's investment objective is set forth in the Prospectus for the Portfolios. There can be no assurance that the Portfolios will achieve their objectives. The principal features of the Portfolios' investment programs and the primary risks associated with those investment programs are discussed in the Prospectus. The principal features and certain risks of the Underlying Funds also are discussed in the Prospectus. However, since certain Underlying Funds are not advised by the Advisor and are not affiliated with the Portfolios, there can be no assurance that the Underlying Funds will follow their stated policies.

     Fundamental Investment Policies
     -------------------------------

     Each Portfolio has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the vote of the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Portfolio.

The Portfolios may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's investments in: (i) U.S. Government securities; (ii) repurchase agreements; or (iii) securities of other investment companies;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of any one issuer, provided that this restriction does not limit a Portfolio's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Portfolio's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies
     -----------------------------------

     Each Portfolio has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Portfolio's shareholders.

     (1) Each Portfolio may invest in shares of other open-end management investment companies, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder.

     (2) Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
(b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Portfolio may invest in futures or options contracts regulated by the CFTC for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Portfolio may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Portfolio's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Portfolio may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Portfolio's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities in that country.

     (6) Each Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     General
     -------

     Notwithstanding the foregoing policies, any other investment companies in which the Portfolios may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Portfolio to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

     Set forth below are descriptions of certain investments and additional investment policies for the Portfolios. For purposes of monitoring the investment policies and restrictions of the Portfolios (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Portfolio will be excluded in calculating total assets.

     Each Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the securities of the Underlying Funds. Therefore, although the following discusses the additional permitted investment activities and associate risks of the Portfolios, it applies equally to the Underlying Funds, which may invest in one or more of the following types of investments. Thus, as used herein, the term "Portfolios" shall refer equally to both the Portfolios of the Trust as well as the Underlying Funds in each Portfolio. However, since certain Underlying Funds are non-affiliated with the Advisor or the Portfolios, there can be no assurance that the Underlying Portfolios will continue to invest in these permitted investment activities.

     Although each Portfolio intends to invest substantially all of its assets in the Underlying Funds, each Portfolio reserves the right to invest assets not so invested in other instruments as outlined in the Prospectus.

     Asset-Backed Securities
     -----------------------

     The Portfolios may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Portfolios invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables ("CARS") and credit card receivables ("CARDS"). Payments of principal and interest on these asset-backed securities are "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Portfolio experiencing difficulty in valuing or liquidating such securities. The Portfolios may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

     Bank Obligations
     ----------------

     The Portfolios may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a Portfolio which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

     Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Bonds
     -----

     The Portfolios may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

     Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral). See also "High Yield/Junk Bonds."

     Borrowing
     ---------

     The Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Portfolio maintains a segregated account.

     Commercial Paper
     ----------------

     The Portfolios may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Portfolios in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Organization ("NRRO"). Commercial paper may include variable- and floating-rate instruments. See also "Nationally Recognized Ratings Organization."

     Convertible Securities
     ----------------------

     The Portfolios may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

     The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

     While the Portfolios use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Portfolio's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

     Derivative Securities
     ---------------------

     The Portfolios may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Portfolio to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the Advisor will, consistent with the Portfolio's investment objective, policies and quality standards, consider making investments in such new types of derivative securities. See also "Futures Contracts and Options."

     Dollar Roll Transactions
     ------------------------

     A Portfolio may enter into "dollar roll" transactions wherein a Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Portfolio assumes the risk of ownership. A Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which a Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolios use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios obligation to repurchase the securities.

     Floating- and Variable-Rate Obligations
     ---------------------------------------

     The Portfolios may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Portfolio, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

     There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Portfolio may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Portfolio may invest. The Advisor, on behalf of each Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Portfolio's investment portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

     The floating- and variable-rate instruments that the Portfolios may purchase include certificates of participation in such instruments.

     Foreign Government Securities
     -----------------------------

     Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Advisor believes that the securities do not present risks inconsistent with the Portfolio's investment objective.

     Foreign Obligations and Securities
     ----------------------------------

     Each Portfolio may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Portfolios may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Portfolios may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Portfolio from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

     The Portfolios may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Portfolios from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Portfolios will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

     The Portfolios may invest in foreign securities through American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe. Each Portfolio may not invest 25% or more of its assets in foreign obligations.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. Investment income on certain foreign securities in which a Portfolio may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Portfolio would be subject.

     Forward Commitment, When-Issued and Delayed-Delivery Transactions
     -----------------------------------------------------------------

     The Portfolios may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Portfolios will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, a Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

     Futures Contracts and Options
     -----------------------------

     A Portfolio may seek to enhance its return through the writing (selling) and purchasing of exchange-traded and over-the-counter options on fixed income securities or indices. A Portfolio may also attempt to hedge against a decline in the value of securities owned by it or an increase in the price of securities which it plans to purchase through the use of those options and the purchase and sale of interest rate futures contracts and options on those futures contracts. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

     A call option is a contract pursuant to which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security, upon exercise at the exercise price during the option period. The amount of premium received or paid is based upon certain factors, including the market price of the underlying security or index, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, the option period, supply and demand and interest rates.

     Certain futures strategies employed by a Portfolio in making temporary allocations may not be deemed to be for bona fide hedging purposes, as defined by the Commodity Futures Trading Commission.

     A Portfolio's use of options and futures contracts subjects a Portfolio to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on the Advisor's ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options or futures contracts and movements in the price of the securities hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the other securities in which a Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Portfolio's ability to limit exposures by closing its positions; (5) the possible need to defer closing out of certain options, futures contracts and related options to avoid adverse tax consequences; and (6) the potential for unlimited loss when investing in futures contracts or writing options for which an offsetting position is not held.

     Other risks include the inability of a Portfolio, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price and the possible loss of the entire premium paid for options purchased by a Portfolio. In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. A Portfolio may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price. There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures position or that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

     Guaranteed Investment Contracts
     -------------------------------

     The Portfolios may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Portfolio will purchase a GIC only when the Advisor has determined that the GIC presents minimal credit risks to the Portfolio and is of comparable quality to instruments in which the Portfolio may otherwise invest. Because a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     High Yield/Junk Bonds
     ---------------------

     The Portfolios may invest in high yield bonds, also known as "junk bonds." Securities rated less than Baa by Moody's or BBB by Standard & Poor's ("S&P") are classified as non-investment grade securities and are considered speculative by those rating agencies. Junk bonds may be issued as a consequence of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. Although the growth of high yield/high risk securities market in the 1980's had paralleled a long economic expansion, many issuers subsequently have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (1) the high yield bond market; (2) the value of high yield/high risk securities; and (3) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In addition, the market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the market for investment grade securities. Under adverse market or economic conditions, the market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Portfolio's net asset value.

     In periods of reduced market liquidity, prices of high yield/high risk securities may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for high yield/high risk securities by various dealers. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and rely more heavily on the judgment of the Advisor.

     Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Advisor may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Portfolio experiences unexpected net redemptions, the Advisor may be forced to sell a Portfolio's higher rated securities, resulting in a decline in the overall credit quality of a Portfolio's investment portfolio and increasing the exposure of a Portfolio to the risks of high yield/high risk securities.

     Illiquid Securities
     -------------------

     The Portfolios may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Portfolio.

     Loans of Portfolio Securities
     -----------------------------

     Each Portfolio may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

     A Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Portfolio. In connection with lending securities, a Portfolio may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Portfolio if a material event affecting the investment is to occur. A Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

     Mortgage-Related Securities
     ---------------------------

     The Portfolios may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Prepayment Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Portfolios. Early repayment of principal on mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

     Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Portfolios may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Portfolio's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     The Portfolios each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

     The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home

Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

     The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Portfolios may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Portfolio's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Portfolio or if a Portfolio sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

     The Portfolios will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

     Mortgage Participation Certificates. The Portfolios also may invest in the following types of FHLMC mortgage pass-through securities. FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semiannually and return principal once a year in guaranteed minimum payments. These mortgage pass-through securities differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. They are called "pass-through" securities because both interest and principal payments, including prepayments, are passed through to the holder of the security. PCs and GMCs are both subject to prepayment risk.

     Municipal Bonds
     ---------------

     The Portfolios may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated facilities.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. Moreover the Portfolios cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Portfolios and the liquidity and value of a Portfolio's investment portfolio. In such an event, a Portfolio would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     Certain of the municipal obligations held by a Portfolio may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

     Municipal Notes. The Portfolios may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

     TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

     BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

     RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

     The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

     Other Investment Companies
     --------------------------

     The principal investment strategy of each Portfolio is to invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940

Act and pursuant to the portfolio allocation percentages discussed in the Prospectus. Each Portfolio seeks to achieve its investment objective by investing substantially all of its investable assets in the Underlying Funds. Accordingly, the investment experience of each of these Portfolios will correspond directly with the investment experience of its respective Underlying Funds. Under the 1940 Act, a Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Portfolio's total assets with respect to any one investment company and (iii) 10% of such Portfolio's total assets. Other investment companies in which the Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolios.

     Participation Interests
     -----------------------

     Each Portfolio may purchase participation interests in loans or instruments in which the Portfolio may invest directly that are owned by banks or other institutions. A participation interest gives a Portfolio an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Portfolio with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Portfolio may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation interest.

     Privately Issued Securities
     ---------------------------

     The Portfolios may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Portfolio. Privately issued or Rule 144A Securities that are determined by the Advisor to be "illiquid" are subject to the Portfolios' policy of not investing more than 15% of their net assets in illiquid securities. The Advisor, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Portfolio on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

     Repurchase Agreements
     ---------------------

     Each Portfolio may enter into repurchase agreements, wherein the seller of a security to a Portfolio agrees to repurchase that security from a Portfolio at a mutually agreed upon time and price. A Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Portfolio. All repurchase agreements will be fully collateralized at

102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Portfolio may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Portfolios' disposition of the security may be delayed or limited.

     A Portfolio may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Portfolio's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Portfolio will only enter into repurchase agreements with primary broker/dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the Advisor. The Portfolios may participate in pooled repurchase agreement transactions with other funds advised by the Advisor.

     Reverse Repurchase Agreements
     -----------------------------

     The Portfolios may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. Because certain of the incidents of ownership of the security are retained by a Portfolio, reverse repurchase agreements may be viewed as a form of borrowing by a Portfolio from the buyer, collateralized by the security sold by the Portfolio. A Portfolio will use the proceeds of reverse repurchase agreements to Portfolio redemptions or to make investments. In most cases these investments either mature or have a demand feature to resell to the issuer on a date not later than the expiration of the agreement. Interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Portfolio with those monies. Any significant commitment of a Portfolio's assets to the reverse repurchase agreements will tend to increase the volatility of a Portfolio's net asset value per share.

     Short Sales
     -----------

     The Portfolios may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box") and to make short sales of securities which they do not own or have the right to acquire. A short sale that is not made "against the box" is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price for the security. When a Portfolio makes a short sale, the proceeds it receives are retained by the broker until that Portfolio replaces the borrowed security. In order to deliver the security to the buyer, a Portfolio must arrange through a broker to borrow the security and, in so doing, a Portfolio becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever the price may be.

     If the Portfolio makes a short sale "against the box," the Portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Portfolio's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the Portfolio's long position would be reduced by an offsetting future gain in the short position. The Portfolio's ability to enter into short sales transactions is limited by certain tax requirements.

     Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

     Stripped Securities
     -------------------

     The Portfolios may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Portfolios may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Portfolios will not purchase stripped mortgage-backed securities ("SMBS"). The stripped securities purchased by the Portfolios generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Portfolios are not subject to prepayment or extension risk.

     The Portfolios may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

     Swap Agreements
     ---------------

     To manage its exposure to different types of investments, a Portfolio may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor arrangement, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds a agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar arrangement entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties' creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions.

     U.S. Government Obligations
     ---------------------------

     The Portfolios may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

     Warrants
     --------

     The Portfolios may invest in warrants. A warrant is an option to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during the specified period of time. The price of warrants does not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of a speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the Portfolio will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     Zero Coupon Bonds
     -----------------

     The Portfolios may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

     Nationally Recognized Ratings Organizations
     -------------------------------------------

     The ratings of Moody's Investors Services ("Moody's"), S&P, divisions of McGraw Hill, Duff & Phelps Credit Rating Co., Fitch Investors Service, Inc., Thomson Bank Watch and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Portfolios, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolios. The Advisor will consider such an event in determining whether the Portfolio involved should continue to hold the obligation.

     See the Appendix regarding the ratings systems of Moody's and S&P.

                                  MANAGEMENT

     The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Portfolios." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                 Principal Occupations
Name, Age and Address                        Position            During Past 5 Years
---------------------                        --------            -------------------
*Robert C. Brown, 65                         Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                       Corporation and Farm Credit System
Sarasota, FL 34231                                               Financial Assistance Corporation since
                                                                 February 1993.

Donald H. Burkhardt, 70                      Trustee             Principal of the Burkhardt Law Firm.
777 South Steele Street
Denver, CO 80209

                                                                 Principal Occupations
Name, Age and Address                        Position            During Past 5 Years
---------------------                        --------            -------------------
Jack S. Euphrat, 77                          Trustee             Private Investor.
415 Walsh Road
Atherton, CA  94027

Thomas S. Goho, 56                           Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                             University, Calloway School of Business and
Winston-Salem, NC  27104                                         Accountancy since 1994.

Peter G. Gordon, 56                          Trustee             Chairman and Co-Founder of Crystal Geyser
Crystal Geyser Water Co.                                         Water Company and President of Crystal Geyser
55 Francisco Street, Suite 410                                   Roxane Water Company since 1977.
San Francisco, CA  94133

*W. Rodney Hughes, 72                        Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA  94901

*Richard M. Leach, 63                        Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                                    financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 54                         Trustee             Private Investor/Real Estate Developer;
10 Legare Street                                                 Chairman of Vault Holdings, LLC.
Charleston, SC  29401

Timothy J. Penny, 45                         Trustee             Senior Counselor to the public relations firm
500 North State Street                                           of Himle-Horner since January 1995 and Senior
Waseca, MN 56093                                                 Fellow at the Humphrey Institute, Minneapolis,
                                                                 Minnesota (a public policy organization) since
                                                                 January 1995.

Donald C. Willeke, 59                        Trustee             Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403

Michael J. Hogan, 41                         President           Executive Vice President of Wells Fargo Bank,
                                                                 N.A. since July 1999.  Senior Vice President
                                                                 of Wells Fargo Bank, N.A. from April 1997 to
                                                                 May 1999.  Vice President of American Express
                                                                 Financial Advisors from May 1996 to April
                                                                 1997, and Director of American Express
                                                                 Financial Advisors from March 1993 to May 1996.

                                                                 Principal Occupations
Name, Age and Address                        Position            During Past 5 Years
---------------------                        --------            -------------------
Karla M. Rabusch, 41                         Treasurer           Senior Vice President of Wells Fargo Bank,
                                                                 N.A., since May 2000.  Vice President of Wells
                                                                 Fargo Bank, N.A. from December 1997 to May
                                                                 2000.  Prior thereto, Director of Managed
                                                                 Assets Investment Accounting of American
                                                                 Express Financial Advisors from May 1994 to
                                                                 November 1997.

C. David Messman, 40                         Secretary           Vice President and Senior Counsel of Wells
                                                                 Fargo Bank, N.A. since January 1996.  Prior
                                                                 thereto, Branch Chief, Division of Investment
                                                                 Management, U.S. Securities and Exchange
                                                                 Commission.

     Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

     Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the period November 8, 1999, the closing of the Reorganization, through May 31, 2000, the end of the fiscal period for the Portfolios, the Trustees have been paid and/or have accrued the following compensation:

                         Compensation Table
                      Period Ended May 31, 2000
                      -------------------------
     Trustee                                      Compensation
     -------                                      ------------

     Robert C. Brown                                 $23,102
     Donald H. Burkhardt                             $22,384
     Jack S. Euphrat                                 $27,254
     Thomas S. Goho                                  $27,254
     Peter G. Gordon                                 $27,254
     W. Rodney Hughes                                $26,754
     Richard M. Leach                                $22,102
     J. Tucker Morse                                 $26,754
     Timothy J. Penny                                $23,602

     Donald C. Willeke                               $23,602

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor.  Wells Fargo Bank provides investment advisory services
     ------------------
to the Portfolios. As the Advisor, Wells Fargo Bank furnishes investment guidance and policy direction in connection with the daily portfolio management of the Portfolios. Wells Fargo Bank furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Portfolio.

     As compensation for its advisory services, Well Fargo Bank is entitled to receive a monthly fee at the annual rates indicated below of each Portfolio's average daily net assets:

                                                        Annual Rate
Portfolio                                      (as percentage of net assets)
---------                                      -----------------------------

Growth Portfolio                                           0.35%
Growth Balanced Portfolio                                  0.35%
Growth and Income Portfolio                                0.35%

     For periods prior to November 5, 1999, NIM served as advisor to the predecessor Norwest portfolios. As compensation for its services, NIM was entitled to receive investment advisory and allocation fees from each portfolio at an annual rate of 0.35% of the portfolios average daily net assets.

     The Portfolios paid advisory fees and the advisers waived such fees in the following amounts as indicated for the periods shown:

                                          Period Ended                     Period Ended
                                            05/31/00                         11/05/99
                                          -----------                      ------------
                                          Wells Fargo                           NIM
                                          -----------                           ---
                                     Fees             Fees             Fees             Fees
   Portfolios                        Paid            Waived            Paid            Waived
   ----------                        ----            ------            ----            ------
Growth Portfolio                       $0           $56,463          $10,355          $12,556
Growth Balanced Portfolio              $0           $58,270          $27,201          $10,648
Growth and Income Portfolio            $0           $32,293          $ 3,628          $12,965

                                           Year Ended                       Year Ended
                                            05/31/99                         05/31/98
                                          -----------                      ------------
                                              NIM                               NIM
                                              ---                               ---
                                     Fees             Fees             Fees             Fees
   Portfolios                        Paid            Waived            Paid            Waived
   ----------                        ----            ------            ----            ------
Growth Portfolio                    $   63          $31,609             $0             $5,939
Growth Balanced Portfolio           $8,596          $48,437             $0             $9,786
Growth and Income Portfolio         $4,157          $32,146             $0             $7,907

     General.  Each Portfolio's Advisory Contract will continue in effect for
     -------
more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Portfolio's outstanding voting securities or by the Trust's Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. A Portfolio's Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

     The Portfolios are unique from the other funds of the Trust in that, as a "fund of funds" which invests all of their assets in the Underlying Funds, the Portfolios do not have an investment sub-advisor.

     Administrator.  The Trust has retained Wells Fargo Bank as Administrator on
     -------------
behalf of each Portfolio. Under the Administration Agreement between Wells Fargo Bank and the Trust, Wells Fargo Bank shall provide as administration services, among other things: (i) general supervision of the Portfolios' operations, including coordination of the services performed by each Portfolio's Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the U.S. Securities and Exchange Commission ("SEC") and state securities commissions; and preparation of proxy statements and shareholder reports for each Portfolio; and
(ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's officers and Board of Trustees. Wells Fargo Bank also furnishes office space and certain facilities required for conducting the Portfolios' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Portfolio's average daily net assets on an annual basis.

     With respect to the predecessor Norwest portfolios, Forum Financial Services, Inc. ("Forum") managed all aspects of the operation of the portfolios, except those which were the responsibility of Forum Administrative Services, LLC ("FAdS") as administrator or Norwest in its capacity as administrator.

     The predecessor portfolios paid to Forum/FAdS through November 8, 1999, and the Portfolios paid to Wells Fargo Bank from November 8, 1999 through May 31, 2000 the following fees for administration services:


                                        Period Ended        Period Ended
                                          05/31/00            11/05/99
                                         -----------        ------------
   Portfolios                            Wells Fargo         Forum/FAdS
   ----------                            -----------        ------------

Growth Portfolio                          $  24,199              $0
Growth Balanced Portfolio                 $  24,972              $0
Growth and Income Portfolio               $  13,840              $0

                                                     Year Ended                       Year Ended
                                                      05/31/99                         05/31/98
                                                     ----------                       ----------
                                                     Forum/FAdS                       Forum/FAdS
                                                     ----------                       ----------
                                               Fees             Fees             Fees             Fees
   Portfolio                                   Paid            Waived            Paid            Waived
   ---------                                   ----            ------            ----            ------
Growth Portfolio                              $4,525           $4,523           $1,697           $1,697
Growth Balanced Portfolio                     $8,148           $1,043           $2,796           $2,796
Growth and Income Portfolio                   $5,186           $4,792           $2,259           $2,259

     Distributor.  Stephens Inc. ("Stephens," the "Distributor"), located at 111
     -----------
Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Portfolios. The Portfolios have adopted a distribution plan (a "Plan") under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Portfolios and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

     Under the Plan and pursuant to the related Distribution Agreement, each Portfolio pays Stephens up to 0.75% of the average daily net assets of the Portfolio as compensation for distribution-related services or as reimbursement for distribution-related expenses.

     The actual fee payable to the Distributor by the Portfolios is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Portfolio shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

     The predecessor portfolios had retained Forum as distributor for each portfolio pursuant to a distribution plan. The distribution plan authorized monthly payments at an annual rate of up to 0.75% of the portfolio's average daily net assets.

     For the year ended May 31, 2000, Forum and Stephens received the following fees for distribution-related services for the periods June 1, 1999 through November 5, 1999 and November 8, 1999 through May 31, 2000, respectively, as set forth below, under each Portfolio's Rule 12b-1 Plan:

                                                                            Printing, Mailing          Compensation
  Fund                         Total                  Advertising             & Prospectus            to Underwriters
  ----                         -----                  -----------             ------------            ---------------
                         Forum      Stephens      Forum      Stephens      Forum      Stephens      Forum      Stephens
                         -----      --------      -----      --------      -----      --------      -----      --------


                                                                            Printing, Mailing          Compensation
    Fund                        Total                 Advertising             & Prospectus            to Underwriters
    ----                        -----                 -----------             ------------            ---------------
Growth Portfolio          $49,094     $120,992      $0           $0          $0           $0        $49,094     $120,992

Growth Balanced
   Portfolio              $81,105     $124,864      $0           $0          $0           $0        $81,105     $124,864

Growth and Income
   Portfolio              $35,555     $ 69,201      $0           $0          $0           $0        $35,555     $ 69,201

     General.  The Plan will continue in effect from year to year if such
     -------
continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Portfolio or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Portfolio, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

     The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

     Wells Fargo Bank, an interested person (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, acts as a selling agent for the Portfolios' shares pursuant to selling agreements with Stephens authorized under the Plan. As a selling agent, Wells Fargo Bank has an indirect financial interest in the operation of the Plan. The Board of Trustees has concluded that the Plan is reasonably likely to benefit the Portfolios and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank, that have previously developed distribution channels and relationships with the retail customers that the Portfolios are designed to serve. The Board believes that these relationships and distribution channels provide potential for increased Portfolio assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management.

     Custodian.  Wells Fargo Bank Minnesota, N.A. ("Wells Fargo MN" or
     ---------
"Custodian"), formerly known as Norwest Bank Minnesota, N.A., located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Portfolio. The Custodian, among other things, maintains a custody account or accounts in the name of each Portfolio, receives and delivers all assets for each Portfolio upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Portfolio, and pays all expenses of each Portfolio. For its services as Custodian, Wells Fargo MN is entitled to receive a fee of 0.02% of the average daily net assets of each Portfolio.

     Fund Accountant.  Forum Accounting Services, LLC ("Forum Accounting"),
     ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Portfolios. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Portfolio of $5,000. In addition, each Portfolio pays a monthly fee of $1,000.00 per class, and Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Portfolio.

     Transfer and Dividend Disbursing Agent.  Boston Financial Data Services,
     --------------------------------------
Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Portfolios. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Portfolios of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

     Underwriting Commissions.  Stephens serves as the principal underwriter
     ------------------------
distributing securities of the Portfolios on a continuous basis. Forum served as underwriter of the predecessor Norwest portfolios. For the last three fiscal years, the portfolios and the predecessor portfolios did not pay any underwriting commissions.

     Code of Ethics.
     --------------

     The Fund Complex, the Advisor, the Sub-Advisors and Stephens each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Portfolio or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The codes of ethics for the Fund Complex, Advisor, Sub-Advisors and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

     The Portfolios may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Portfolio or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

     Performance information for a Portfolio may be useful in reviewing the performance of such Portfolio and for providing a basis for comparison with investment alternatives. The performance of a Portfolio, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

     Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Portfolio. Annual and Semi-Annual Reports for the Portfolios may contain additional performance information, and are available free of charge upon request.

     Average Annual Total Return:  The Portfolios may advertise certain total
     ---------------------------
return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

                                   Average Annual Total Return for the Year Ended May 31, 2000
                                   ------------------------------------------------------------

   Portfolios                                     Inception           One Year
   ----------                                     ---------           --------
Growth Portfolio                                   15.81%              16.75%
Growth Balanced Portfolio                          10.44%               9.06%
Growth and Income Portfolio                        13.58%              17.23%

     Cumulative Total Return.  In addition to the above performance information,
     -----------------------
each Portfolio may also advertise the cumulative total return of the Portfolio. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Portfolio, assuming all Portfolio dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

                              Cumulative Total Return for the Year Ended May 31, 2000
                              -------------------------------------------------------

  Portfolio                               Inception           One Year
  ---------                               ---------           --------
Growth Portfolio                            47.84%             18.53%
Growth Balanced Portfolio                   30.29%             10.72%
Growth and Income Portfolio                 40.38%             19.02%

     The yields for each share will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Portfolio.

     From time to time and only to the extent the comparison is appropriate for a Portfolio, the Trust may quote the performance or price-earning ratio of a Portfolio in advertising and other types of literature as compared with the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World

Gold Council), Bank Averages (which is calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices. The performance of a Portfolio also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Portfolios' performance will be calculated by relating net asset value per share of each Portfolio at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions paid, at the end of the period. The Portfolios' comparative performance will be based on a comparison of yields or total return, as reported by Lipper, Survey Publications, Donoghue or Morningstar, Inc.

     Any such comparisons may be useful to investors who wish to compare past performance of the Portfolios with the performance of a Portfolio's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute (the "ICI") may also be used.

     The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a Portfolio: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Portfolio; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of a Portfolio or the general economic, business, investment, or financial environment in which a Portfolio operates;
(iii) the effect of tax-deferred compounding on the investment returns of a Portfolio or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Portfolio invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of a Portfolio with respect to the particular industry or sector.

     The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax

Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Trust also may discuss in advertising and other types of literature that a Portfolio has been assigned a rating by an NRRO, such as Standard & Poors Corporation. Such rating would assess the creditworthiness of the investments held by a Portfolio. The assigned rating would not be a recommendation to purchase, sell or hold a Portfolio's shares since the rating would not comment on the market price of a Portfolio's shares or the suitability of a Portfolio for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Portfolio or its investments. The Trust may compare the performance of a Portfolio with other investments which are assigned ratings by NRROs. Any such comparisons may be useful to investors who wish to compare a Portfolio's past performance with other rated investments.

     From time to time, a Portfolio may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Portfolios. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Portfolios through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

     The Trust also may disclose, in advertising and other types of literature, information and statements that Wells Capital Management, Inc., a subsidiary of Wells Fargo Bank, is listed in the top 100 by Institutional Investor magazine in
                                              ----------------------
its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's Advisor and the total amount of assets and mutual fund assets managed by Wells Fargo Bank. As of June 30, 2000, Wells Fargo Bank and its affiliates managed over $160.5 billion in assets.

     The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value per share for each Portfolio is determined as of the close of regular trading (currently 1:00 p.m. (Pacific time), 3:00 p.m. (Central time), 4:00 p.m. (Eastern time)), on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Portfolios' shares.

     Securities of a Portfolio for which market quotations are available are valued at latest prices. Any security for which the primary market is an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the latest bid price quoted on such day. In the case of other Portfolio securities, including U.S. Government securities but excluding money market instruments and debt securities maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service approved by the Trust's Board of Trustees. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. All other securities and other assets of a Portfolio for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trust's Board of Trustees and in accordance with procedures adopted by the Trustees.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Portfolios may be purchased on any day the Portfolios are open for business. Each Portfolio is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

     Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Portfolios. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Portfolios will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Portfolio and that such Portfolio receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Portfolio; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

     Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Portfolio for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Portfolio as provided from time to time in the Prospectus.

     Purchases and Redemptions Through Brokers and/or Their Affiliates.  A
     -----------------------------------------------------------------
broker may charge transaction fees on the purchase and/or sale of Portfolio shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Portfolio shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

     Reduced Sales Charges for Employees of the Transfer Agent.  Employees of
     ---------------------------------------------------------
Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at net asset value.

                            PORTFOLIO TRANSACTIONS

     The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, Wells Fargo Bank is responsible for each Portfolio's investment portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Portfolios will not necessarily be paying the lowest spread or commission available.

     Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Portfolio's investment portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Portfolio may purchase securities from underwriting syndicates of which Stephens or Wells

Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

     Wells Fargo Bank, as the Advisor to the Portfolios, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Portfolio's investment portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells Fargo Bank places securities transactions for a Portfolio may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Portfolios.

     Portfolio Turnover.  The portfolio turnover rate is not a limiting factor
     ------------------
when Wells Fargo Bank deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Portfolios whenever such changes are believed to be in the best interests of the Portfolios and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences. Portfolio turnover rate is not a limiting factor when Wells Fargo Bank deems portfolio changes appropriate.

                              PORTFOLIO EXPENSES

     From time to time, Wells Fargo Bank and Stephens may waive fees from the Portfolios in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Portfolio's performance.

     Except for the expenses borne by Wells Fargo Bank and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees; affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Portfolio; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Portfolio's shares; and pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Portfolios are charged against Portfolio assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Portfolios, in a manner proportionate to the net assets of each Portfolio, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                             FEDERAL INCOME TAXES

     The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Portfolio generally describes the tax treatment of distributions by the Portfolio. This section of the SAI includes additional information concerning federal income taxes.

     General.  The Trust intends to continue to qualify each Portfolio as a
     -------
regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Portfolio's shareholders. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Portfolio, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Portfolio. As a regulated investment company, each Portfolio will not be taxed on its net investment income and capital gain distributed to its shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that each Portfolio derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses.

     The Portfolios must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Portfolios intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

     Excise Tax.  A 4% nondeductible excise tax will be imposed on each
     ----------
Portfolio (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Portfolio intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

     Taxation of Fund Investments.  Except as provided herein, gains and losses
     ----------------------------
on the sale of portfolio securities by a Portfolio will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Portfolio for more than one year at the time of disposition of the securities.

     Gains recognized on the disposition of a debt obligation (including tax-exempt obligations) purchased by a Portfolio at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Portfolio held the debt obligation.

     If an option granted by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by the Portfolio pursuant to the exercise of a call option written by it, the Portfolio will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, such Portfolio will subtract the premium received from its cost basis in the securities purchased.

     The amount of any gain or loss realized by a Portfolio on closing out a regulated futures contract will generally result in a realized capital gain or loss for federal income tax purposes. Regulated futures contracts held at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes pursuant to Section 1256 of the Code. In this regard, they will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales, and sixty percent (60%) of any net realized gain or loss from any actual sales, will generally be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the "mark-to-market" rule and the "60%/40%" rule.

     Under Section 988 of the Code, a Portfolio generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss.

The Portfolios will attempt to monitor Section 988 transactions, where applicable, to avoid adverse Federal income tax impact.

     Offsetting positions held by a Portfolio involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Portfolio were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Portfolio may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Portfolio may differ. Generally, to the extent the straddle rules apply to positions established by the Portfolio, losses realized by the Portfolio may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

     If a Portfolio enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Portfolio must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Portfolio enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or
(iii) a futures or forward contract.

     If a Portfolio purchases shares in a "passive foreign investment company" ("PFIC"), the Portfolio may be subject to Federal income tax and an interest charge imposed by the IRS upon certain distributions from the PFIC or the Portfolio's disposition of its PFIC shares. If the Portfolio invests in a PFIC, the Portfolio intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Portfolio will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Portfolio will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Portfolio as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Portfolio will not be subject to Federal income tax or the interest charge with respect to its interest in the PFIC under the election.

     Foreign Taxes.  Income and dividends received by a Portfolio from sources
     -------------
within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain circumstances, a regulated investment company is eligible to file an election with the IRS pursuant to which the regulated investment company may pass-through to its shareholders foreign taxes paid by the regulated investment company, which may be claimed either as a credit or deduction by the shareholders. None of the Portfolios expect to qualify for the election.

     Capital Gain Distributions.  Distributions which are designated by a
     --------------------------
Portfolio as capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do exceed the Portfolio's actual net capital gains for the taxable year), regardless of how long a shareholder has held Portfolio shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Disposition of Fund Shares.  A disposition of Portfolio shares pursuant to
     --------------------------
a redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to be received in the case of an exchange) and the cost of the shares.

     If a shareholder exchanges or otherwise disposes of Portfolio shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Portfolio will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

     If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

     Federal Income Tax Rates.  As of the printing of this SAI, the maximum
     ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

     Backup Withholding.  The Trust may be required to withhold, subject to
     ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Portfolio shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

     Foreign Shareholders.  Under the Code, distributions attributable to net
     --------------------
investment income, net short-term capital gain and certain other items realized by a Portfolio and paid to a nonresident alien individual, foreign trust (i.e., trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Portfolio to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

     New Regulations.  On October 6, 1997, the Treasury Department issued new
     ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Portfolios to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

     Corporate Shareholders.  Corporate shareholders of the Portfolios may be
     ----------------------
eligible for the dividends-received deduction on dividends distributed out of a Portfolio's income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Portfolio attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Portfolio shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Portfolio generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Portfolio becomes entitled to such dividend income.

     Tax-Deferred Plan.  The shares of the Portfolios are available for a
     -----------------
variety of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

     Other Matters.  Investors should be aware that the investments to be made
     -------------
by the Portfolios may involve sophisticated tax rules that may result in income or gain recognition by the Portfolios without corresponding current cash receipts. Although the Portfolios will seek to avoid significant noncash income, such noncash income could be recognized by the Portfolios, in which case the Portfolios may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

     The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the Federal tax considerations generally affecting investments in the Portfolios. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state, local or foreign taxes.

                                 CAPITAL STOCK

     The Portfolios are three of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

     Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

     With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Portfolio have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Portfolio's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an advisory contract, since it affects only one Portfolio, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

     As used in the Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Portfolio, means the vote of the lesser of (i) 67% of the shares of the Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

     Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

     Each share of a class of a Portfolio represents an equal proportional interest in the Portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Portfolio are entitled to receive the assets attributable to that Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular Portfolio or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Set forth below, as of August 31, 2000, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Portfolio or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Portfolio as a whole.

                      5% OWNERSHIP AS OF AUGUST 31, 2000
                      ----------------------------------

                                                                        Type of          Percentage
              Portfolio                      Name and Address          Ownership          of Class
              ---------                      ----------------          ---------          --------
     GROWTH PORTFOLIO                               N/A                   N/A               N/A
     GROWTH BALANCED PORTFOLIO                      N/A                   N/A               N/A
     GROWTH AND INCOME PORTFOLIO      Dean Witter for the Benefit of                       6.04%
                                      Sundahl Limited Partnership
                                      P.O. Box 250
                                      Church Street Station
                                      New York, NY  10008-0250

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Portfolio), or is identified as the holder of record of more than 25% of a class (or Portfolio) and has voting and/or investment powers, it may be presumed to control such class (or Portfolio).

                                     OTHER

     The Trust's Registration Statement, including the Prospectus and SAI for the Portfolios and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

     Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolios' Prospectus.

                             INDEPENDENT AUDITORS

     KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             FINANCIAL INFORMATION

     The portfolios of investments and audited financial statements for the Portfolios for the year ended May 31, 2000, are hereby incorporated by reference to the Portfolios' Annual Report.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

     Corporate Bonds
     ---------------

     Moody's:  The four highest ratings for corporate bonds are "Aaa," "Aa," "A"
     -------
and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P:  The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the "highest rating" assigned by S&P and have "an extremely strong capacity" to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity" to pay interest and repay principal and "differ from the highest rated obligations only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having "adequate protection parameters" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

     Commercial Paper
     ----------------

     Moody's: The highest rating for commercial paper is "P-1" (Prime-1).
     -------
Issuers rated "P-1" have a "superior ability for repayment of senior short-term debt obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of senior short-term debt obligations," but earnings trends, while sound, will be subject to more variation.

     S&P: The "A-1" rating for commercial paper is rated "in the highest
     ---
category" by S&P and "the obligor's capacity to meet its financial commitment on the obligation is strong." The "A-1+" rating indicates that said capacity is "extremely strong." The A-2 rating indicates that said capacity is "satisfactory," but that corporate and municipal commercial paper rated "A-2" is "more susceptible" to the adverse effects of changes in economic conditions or other circumstances than commercial paper rated in higher rating categories.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.  Exhibits.
          ---------

     Exhibit
     Number                                                    Description
     -------                                                   -----------
      (a)                                -   Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 8, filed
                                             December 17, 1999.

      (b)                                -   Not applicable.

      (c)                                -   Not applicable.

      (d)(1)(i)                          -   Investment Advisory Agreement with Wells Fargo Bank,
                                             N.A., incorporated by reference to Post-Effective
                                             Amendment No. 8, filed December 17, 1999.

          (ii)                           -   Fee and Expense Agreement between Wells Fargo Funds
                                             Trust and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17,
                                             1999.

         (2)(i)                          -   Sub-Advisory Contract with Barclays Global Fund Advisors,
                                             incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

           (ii)                          -   Sub-Advisory Contract with Galliard Capital Management,
                                             Inc., incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

           (iii)                         -   Sub-Advisory Contract with Peregrine Capital Management,
                                             Inc., incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

           (iv)                          -   Sub-Advisory Contract with Schroder Investment
                                             Management North America Inc., incorporated by reference
                                             to Post-Effective Amendment No. 8, filed December 17,
                                             1999.

           (v)                           -   Sub-Advisory Contract with Smith Asset Management
                                             Group, L.P., incorporated by reference to Post-Effective
                                             Amendment No. 10, filed May 10, 2000.

           (vi)                          -   Form of Sub-Advisory Contract with Wells Capital
                                             Management Incorporated, incorporated by reference to Post-
                                             effective Amendment No. 1, filed May 28, 1999.

      (e)(i)                             -   Form of Distribution Agreement along with Form of Selling
                                             Agreement, incorporated by reference to Post-effective
                                             Amendment No. 1, filed May 28, 1999.

        (ii)                             -   Distribution Plan, incorporated by reference to Post-Effective
                                             Amendment No. 8, filed December 17, 1999.

      (f)                                -   Not applicable.

      (g)(1)                             -   Custody Agreement with Barclays Global Investors, N.A.,
                                             incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

         (2)                             -   Custody Agreement with Norwest Bank Minnesota, N.A.,
                                             incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

         (3)                             -   Securities Lending Agreement by and among Wells Fargo
                                             Funds Trust, Wells Fargo Bank, N.A. and Norwest Bank
                                             Minnesota, N.A., incorporated by reference to Post-Effective
                                             Amendment No. 8, filed December 17, 1999.

      (h)(1)                             -   Administration Agreement with Wells Fargo Bank, N.A.,
                                             incorporated by reference to Post-Effective Amendment
                                             No. 8, filed December 17, 1999.

         (2)(i)                          -   Fund Accounting Agreement, incorporated by reference to
                                             Post-Effective Amendment No. 9, filed February 1, 2000.

         (3)                             -   Transfer Agency and Service Agreement with Boston
                                             Financial Data Services, Inc., incorporated by reference to
                                             Post-Effective Amendment No. 8, filed December 17, 1999.

         (4)                             -   Shareholder Servicing Plan, incorporated by reference to
                                             Post-Effective Amendment No. 8, filed December 17, 1999.

         (5)                             -   Form of Shareholder Servicing Agreement, incorporated by
                                             reference to Post-Effective Amendment No. 8, filed
                                             December 17, 1999.

      (i)                                -   Legal Opinion, filed herewith.

      (j)(A)                             -   Consent of Independent Auditors for WealthBuilder
                                             Portfolios of Funds Trust, filed herewith.

       (B)                               -   Consent of Independent Auditors for Income Funds of Funds
                                             Trust, filed herewith.

      (j)(1)                             -   Power of Attorney, Robert C. Brown, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (2)                              -   Power of Attorney, Donald H. Burkhardt, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (3)                              -   Power of Attorney, Jack S. Euphrat, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (4)                              -   Power of Attorney, Thomas S. Goho, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (5)                              -   Power of Attorney, Peter G. Gordon, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (6)                              -   Power of Attorney, W. Rodney Hughes, incorporated by
                                             reference to Post-Effective Amendment  No. 10, filed May
                                             10, 2000.

        (7)                              -   Form of Power of Attorney, Richard M. Leach, incorporated
                                             by reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (8)                              -   Power of Attorney, J. Tucker Morse, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (9)                              -   Power of Attorney, Timothy J. Perry, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (10)                             -   Power of Attorney, Donald C. Willeke, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (11)                             -   Power of Attorney, Michael J. Hogan, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

        (12)                             -   Power of Attorney, Karla M. Rabusch, incorporated by
                                             reference to Post-Effective Amendment No. 10, filed May
                                             10, 2000.

      (k)                                -   Not applicable.

      (l)                                -   Not applicable.

      (m)                                -   Rule 12b-1 Plan, incorporated by reference to Post-effective
                                             Amendment No. 8, filed December 17, 1999.

      (n)                                -   Rule 18f-3 Plan, incorporated by reference to Post-Effective
                                             Amendment No. 8, filed December 17, 1999.

      (p)(1)                             -   Joint Code of Ethics for Funds Trust, Core Trust and Variable Trust, filed herewith.

        (2)                              -   Wells Fargo Bank, N.A. Code of Ethics, filed herewith.

        (3)                              -   Barclays Global Investors, N.A. Code of Ethics, filed
                                             herewith.

        (4)                              -   Dresdner RCM Global Investors, Inc. Code of Ethics, filed
                                             herewith.

        (5)                              -   Galliard Capital Management, Inc. Code of Ethics, filed
                                             herewith.

        (6)                              -   Peregrine Capital Management, Inc. Code of Ethics, filed
                                             herewith.

        (7)                              -   Schroder Investment Management North America Inc.
                                             Code of Ethics, filed herewith.

        (8)                              -   Smith Asset Management Group, L.P. Code of Ethics, filed
                                             herewith.

        (9)                              -   Wells Capital Management Incorporated Code of Ethics,
                                             filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund.
          -----------------------------------------------------------

          Registrant believes that no person is controlled by or under common control with Registrant.


Item 25.  Indemnification.
          ---------------

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.


Item 26.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

          (a) Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly-owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

          To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company and/or its subsidiaries.

          (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an adviser or sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The description of BGFA in Parts A and B of this Registration Statement is incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (c) Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of Wells Fargo Bank, N.A., serves as sub-adviser to various Funds of the Trust. The description of WCM in Parts A and B of this Registration Statement is incorporated by reference in Parts A and B of this Registration Statement is incorporated by reference herein. None of the directors and principal executive officers of WCM serves, or has served in the past two fiscal years, in such capacity for any other entity.

          (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The description of Peregrine in Parts A and B of the Registration Statement, is incorporated by reference herein. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (e) Schroder Investment Management North America Inc. ("SIMNA"), serves as sub-adviser to various Funds of the Trust. The description of SIMNA in Parts A and B of the Registration Statement are incorporated by reference herein. The address is 787 Seventh Avenue, 34th Floor, New York, NY 10019. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of SIMNA which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroders p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard. in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Galliard is LaSalle Plaza, Suite 2060, 800 LaSalle Avenue, Minneapolis, Minnesota 55479. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (g) Smith Asset Management, L.P. ("Smith"), an indirect, partially-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Smith is 300 Crescent Court, Suite 750, Dallas, Texas 75201. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (h) Golden Capital Management ("Golden"), a division of Smith Asset Management, L.P. serves as the investment sub-advisor to the OTC Growth Fund of the Trust. The descriptions of Golden in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Golden is 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

          (i) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly owned subsidiary of Dresdner Bank AG serves as the sub-advisor for the Specialized Technology Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement, are incorporated by reference herein. The address of Dresdner is Four Embarcadero Center, San Francisco, California 94111. To the knowledge of the Registrant, none of the directors or executive officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.
          ----------------------

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Annuity Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c)  Not applicable.

Item 28.  Location of Accounts and Records.
          --------------------------------

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Bank, 525 Market Street, San Francisco, California 94105.

          (b) Wells Fargo Bank maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, San Francisco, California 94105.

          (c) BGFA and BGI maintain all Records relating to their services as sub-adviser and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (d) Stephens maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (e) Norwest Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (f) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, San Francisco, California 94105.

          (g) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (h) Galliard Capital Management, Inc. ("Galliard") maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (i) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (j) Golden Capital Management maintains all Records relating to its services as investment sub-adviser at 10926 David Taylor Drive, Suite 180, Charlotte, North Carolina 28262.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, Inc. maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

Item 29.  Management Services.
          -------------------

               Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not applicable.
          ------------

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of October, 2000.


                             WELLS FARGO FUNDS TRUST

                             By: /s/ Dorothy A. Peters
                                ----------------------
                                Dorothy A. Peters
                                Assistant Secretary


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                              Date
---------                     -----                              ----

           *                  Trustee
------------------------
Robert C. Brown

           *                  Trustee
------------------------
Donald H. Burkhardt

           *                  Trustee
------------------------
Jack S. Euphrat

           *                  Trustee
------------------------
Thomas S. Goho

           *                  Trustee
------------------------
Peter G. Gordon

           *                  Trustee
------------------------
W. Rodney Hughes

           *                  Trustee
------------------------
Richard M. Leach

           *                  Trustee
------------------------
J. Tucker Morse

           *                  Trustee
------------------------
Timothy J. Penny

           *                  Trustee
------------------------
Donald C. Willeke                                                10/01/2000



*By:  /s/ Dorothy A. Peters
     ----------------------
     Dorothy A. Peters
     As Attorney-in-Fact
     October 1, 2000

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of October, 2000.

                             WELLS FARGO CORE TRUST


                             By   /s/ Dorothy A. Peters
                                 ----------------------
                                 Dorothy A. Peters
                                 Assistant Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                     Title                                   Date
---------                     -----                                   ----

           *                  Trustee
------------------------
(Robert C. Brown)

           *                  Trustee
-------------------------
(Jack S. Euphrat)

           *                  Trustee
------------------------
(Thomas S. Goho)

           *                  Trustee
------------------------
(Peter Gordon)

           *                  Trustee
------------------------
(W. Rodney Hughes)

           *                  Trustee
------------------------
(J. Tucker Morse)

           *                  Trustee
------------------------
(Donald H. Burkhardt)

           *                  Trustee
------------------------
(Richard M. Leach)

           *                  Trustee
------------------------
(Timothy J. Penny)

           *                  Trustee
------------------------
(Donald C. Willeke)


By  /s/ Dorothy A. Peters                                             10/01/00
   ----------------------
   Dorothy A. Peters
   As Attorney-in-Fact
   October 1, 2000

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX


Exhibit Number                            Description

EX-99.B(i)          Opinion and Consent of Counsel

EX-99.B(j)(A)       Consent of Independent Auditors for WealthBuilder Portfolios
                    of Funds Trust
          (B)       Consent of Independent Auditors for Income Funds of Funds
                    Trust and Core Trust

EX-99.B(p)(1)       Joint Code of Ethics for Funds Trust, Core Trust and
                    Variable Trust
          (2)       Wells Fargo Bank, N.A. Code of Ethics
          (3)       Barclays Global Investors, N.A. Code of Ethics
          (4)       Dresdner RCM Global Investors, Inc. Code of Ethics
          (5)       Galliard Capital Management, Inc. Code of Ethics
          (6)       Peregrine Capital Management, Inc. Code of Ethics
          (7)       Schroder Investment Management North America Inc. Code of
                    Ethics
          (8)       Smith Asset Management Group, L.P. Code of Ethics
          (9)       Wells Capital Management Incorporated Code of Ethics